UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 29, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

February 29, 2020

Wells Fargo Core Plus Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Core Plus Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Core Plus Bond Fund

Letter to shareholders (unaudited)

slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Core Plus Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michael J. Schueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STYAX)	7-13-1998	5.47	3.19	4.13	10.41	4.14	4.61	0.91	0.74

Class C (WFIPX)	7-13-1998	8.60	3.36	3.84	9.60	3.36	3.84	1.66	1.49

Class R6 (STYJX)[3]	10-31-2016	–	–	–	10.80	4.50	4.95	0.53	0.36

Administrator Class (WIPDX)[4]	7-30-2010	–	–	–	10.55	4.26	4.74	0.85	0.63

Institutional Class (WIPIX)	7-18-2008	–	–	–	10.84	4.47	4.94	0.58	0.41

Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	11.68	3.58	3.93	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Core Plus Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[6]

FNMA, 3.50%, 8-1-2049	1.73

FHLMC, 3.50%, 10-1-2049	1.52

U.S. Treasury Note, 1.75%, 11-15-2029	1.48

U.S. Treasury Bond, 0.13%, 1-15-2030	1.06

FNMA, 3.50%, 3-1-2048	1.06

U.S. Treasury Bond, 3.00%, 5-15-2045	0.89

Bonos y Obligaciones del Estado, 0.25%, 7-30-2024	0.86

TVA, 5.88%, 4-1-2036	0.85

U.S. Treasury Bond, 3.00%, 11-15-2044	0.82

Private Export Funding Corporation, 2.80%, 5-15-2022	0.80

Portfolio allocation as of February 29, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.35% for Class R6, 0.62% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares and has been adjusted to include the higher expenses applicable to the Administrator Class shares.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Core Plus Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,029.21	$3.58	0.71%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	$3.57	0.71%

Class C

Actual	$1,000.00	$1,025.48	$7.45	1.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42	1.48%

Class R6

Actual	$1,000.00	$1,030.98	$1.77	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

Administrator Class

Actual	$1,000.00	$1,029.75	$3.13	0.62%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.12	0.62%

Institutional Class

Actual	$1,000.00	$1,030.74	$2.02	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 20.16%
FHLB	3.00%	9-1-2034	$1,535,186	$1,591,004
FHLMC	3.50	10-1-2049	17,010,824	17,672,360
FHLMC	4.00	5-1-2049	8,443,162	8,911,419
FHLMC	3.00	12-1-2049	8,238,813	8,490,132
FHLMC	3.50	6-15-2042	2,853,992	2,956,375
FHLMC	3.50	12-1-2045	2,846,097	3,012,908
FHLMC	3.50	12-1-2045	915,328	968,473
FHLMC (12 Month LIBOR +1.33%) ±	3.52	1-1-2036	13,158	13,613
FHLMC	4.00	6-1-2044	2,086,820	2,258,802
FHLMC	5.00	6-1-2036	199,928	226,222
FHLMC	5.00	8-1-2040	187,560	210,217
FHLMC	5.50	8-1-2038	45,959	52,840
FHLMC	5.50	12-1-2038	432,633	497,340
FHLMC	5.50	6-1-2040	686,412	776,648
FHLMC	6.75	9-15-2029	5,910,000	8,733,824
FHLMC	8.00	2-1-2030	168	197
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	678,847	692,599
FHLMC Series 3774 Class AB	3.50	12-15-2020	16,215	16,306
FHLMC Series K020 Class X1 ±±(c)	1.37	5-25-2022	12,621,381	325,232
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,305,170	1,619,910
FHLMC Series T-57 Class 2A1 ±±	4.04	7-25-2043	38,590	42,541
FHLMC Series T-59 Class 2A1 ±±	3.89	10-25-2043	198,856	233,421
FNMA	3.50	3-1-2048	11,685,345	12,299,197
FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	1,174,831	1,208,387
FNMA (12 Month LIBOR +1.61%) ±	2.53	3-1-2046	1,034,108	1,065,303
FNMA	3.00	11-1-2045	1,793,422	1,875,993
FNMA	3.00	12-1-2045	4,484,307	4,690,947
FNMA	3.00	12-1-2046	2,123,302	2,216,355
FNMA	3.00	11-1-2047	7,535,477	7,813,405
FNMA	3.00	4-1-2048	5,234,489	5,411,466
FNMA %%	3.00	3-12-2050	8,000,000	8,239,062
FNMA	3.02	2-1-2026	3,127,689	3,364,213
FNMA	3.27	7-1-2022	1,174,220	1,221,110
FNMA	3.48	3-1-2029	987,090	1,113,798
FNMA	3.50	10-1-2043	961,048	1,019,052
FNMA	3.50	4-1-2045	232,202	245,591
FNMA	3.50	8-1-2045	5,125,352	5,420,911
FNMA	3.50	8-1-2049	19,361,918	20,099,987
FNMA	3.62	3-1-2029	443,000	506,348
FNMA	3.63	3-1-2029	1,250,000	1,426,109
FNMA	3.77	3-1-2029	988,519	1,136,800
FNMA	3.77	3-1-2029	1,077,784	1,238,444
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.90	1-1-2036	37,907	40,277
FNMA	3.95	9-1-2021	392,658	403,818
FNMA (12 Month LIBOR +1.73%) ±	3.99	9-1-2036	12,800	13,394
FNMA	4.00	2-1-2046	419,594	450,092
FNMA	4.00	4-1-2046	2,234,376	2,399,293
FNMA	4.00	6-1-2048	5,293,390	5,616,972
FNMA %%	4.00	3-12-2050	6,165,000	6,494,178
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	20,033	21,149
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.39	8-1-2036	587,112	622,466
FNMA	4.50	11-1-2048	4,914,144	5,257,691
FNMA	5.00	1-1-2024	38,176	40,376
FNMA	5.00	2-1-2036	21,227	24,007
FNMA	5.00	6-1-2040	72,584	81,660
FNMA	5.00	8-1-2040	1,274,465	1,433,818

Wells Fargo Core Plus Bond Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	11-1-2023	$28,071	$29,535
FNMA	5.50	8-1-2034	76,199	87,129
FNMA	5.50	2-1-2035	22,984	26,295
FNMA	5.50	8-1-2038	99,415	108,146
FNMA	5.50	8-1-2038	180,263	196,047
FNMA	6.00	10-1-2037	423,203	495,501
FNMA	6.00	11-1-2037	27,205	31,972
FNMA	6.50	7-1-2036	19,201	22,427
FNMA	6.50	7-1-2036	10,139	11,960
FNMA	6.50	11-1-2036	4,455	5,155
FNMA	6.63	11-15-2030	5,015,000	7,572,291
FNMA	7.00	12-1-2022	72,684	74,403
FNMA	7.00	7-1-2036	10,384	11,347
FNMA	7.00	11-1-2037	4,266	4,834
FNMA	7.50	5-1-2038	1,882	1,903
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	5,543	6,762
FNMA Series 2003-W08 Class 4A ±±	4.27	11-25-2042	113,974	119,944
FNMA Series 2003-W14 Class 2A ±±	4.00	6-25-2045	78,920	83,809
FNMA Series 2003-W14 Class 2A ±±	4.42	1-25-2043	198,309	208,200
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	957,044	1,091,994
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	469,587	563,152
GNMA	3.00	11-20-2045	3,543,604	3,698,295
GNMA %%	3.00	3-23-2050	8,420,000	8,699,570
GNMA	3.50	9-20-2047	2,738,044	2,881,824
GNMA	3.50	12-20-2047	5,784,797	6,056,694
GNMA	4.00	12-20-2047	3,143,837	3,326,649
GNMA	4.50	8-20-2049	1,544,114	1,625,468
GNMA	5.00	7-20-2040	502,722	561,992
GNMA	7.50	12-15-2029	608	685
GNMA Series 2008-22 Class XM ±±(c)	1.11	2-16-2050	832,744	21,996
Overseas Private Investment Corporation	2.12	3-20-2024	4,635,000	4,744,604
STRIPS ¤	0.00	5-15-2039	4,670,000	3,418,777
STRIPS ¤	0.00	8-15-2039	12,360,000	9,005,797
STRIPS ¤	0.00	5-15-2044	9,270,000	6,017,953
TVA	5.88	4-1-2036	6,400,000	9,887,248

Total Agency Securities (Cost $223,625,860)				234,514,410

Asset-Backed Securities: 9.20%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	4,945,000	5,044,842
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,805,661	2,812,131
Daimler Trucks Retail Trust Series 2018-1 Class A3 144A	2.85	7-15-2021	1,386,724	1,390,884
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	5,000,000	5,059,583
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	1,540,133	1,541,739
Drive Auto Receivables Trust Series 2018-3 Class B	3.37	9-15-2022	382,428	382,758
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A ±	2.43	10-25-2056	895,643	891,330
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,522,405	1,523,252
Exeter Automobile Receivables Trust Series 2018-1A Class C1 144A	3.03	1-17-2023	3,250,000	3,271,381
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,700,560
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	4,530,701	4,563,515
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	2,600,000	2,606,416
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	2,471,237	2,473,738
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	5,000,000	5,003,302
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,800,000	1,846,519

8  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71%	3-25-2023	$3,308,000	$3,450,575
Honda Auto Receivables Owner Trust Series 2016-4 Class A4	1.36	1-18-2023	4,998,000	4,997,306
Honda Auto Receivables Owner Trust Series 2017-1 Class A4	2.05	6-21-2023	4,634,000	4,650,432
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	2,004,760
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,641,222	1,651,751
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	4,140,018	4,163,358
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	2.05	10-27-2025	1,139,468	1,136,380
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	2.41	5-1-2030	2,746,969	2,749,356
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.85	10-25-2027	1,161,697	1,165,192
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	764,382	764,595
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.53	4-25-2048	2,667,511	2,674,902
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.23	1-25-2046	2,408,546	2,398,079
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	8,088,000	8,175,456
Toyota Auto Receivables Owner Trust Series 2018-D Class A3	3.18	3-15-2023	5,995,000	6,119,094
Toyota Auto Receivables Owner Trust Series 2019- B Class A2A	2.59	2-15-2022	6,121,136	6,149,838
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	2.18	7-17-2023	2,590,000	2,597,961
Westlake Automobile Receivables Trust Series 2019-1A Class A2A 144A	3.06	5-16-2022	1,161,021	1,166,345
Westlake Automobile Receivables Trust Series 2019-2A A2A 144A	2.57	2-15-2023	5,348,385	5,381,407
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	822,079	828,015
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19	12-15-2021	4,516,000	4,586,689

Total Asset-Backed Securities (Cost $106,206,309)				106,923,441

Corporate Bonds and Notes: 22.18%

Communication Services: 1.98%

Diversified Telecommunication Services: 0.32%
AT&T Incorporated	4.75	5-15-2046	1,975,000	2,328,617
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,384,835

				3,713,452

Media: 0.84%
Charter Communications Operating LLC	5.38	4-1-2038	705,000	809,888
Charter Communications Operating LLC	6.48	10-23-2045	655,000	842,383
Comcast Corporation	4.70	10-15-2048	1,800,000	2,361,898
Diamond Sports Group LLC 144A	5.38	8-15-2026	70,000	64,541
Diamond Sports Group LLC 144A	6.63	8-15-2027	70,000	56,700
Discovery Incorporated	5.30	5-15-2049	735,000	890,491
Discovery Incorporated	6.35	6-1-2040	1,550,000	2,059,895
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	45,000	46,577
Ziggo Bond Company BV 144A	3.38	2-28-2030	2,500,000	2,659,140

				9,791,513

Wireless Telecommunication Services: 0.82%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,660,895
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,043,556
Sprint Spectrum Company 144A	4.74	9-20-2029	3,930,000	4,204,904
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	596,544

				9,505,899

Wells Fargo Core Plus Bond Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 1.45%

Automobiles: 0.70%
General Motors Company	5.95%	4-1-2049	$1,985,000	$2,172,762
Hyundai Capital America 144A	2.65	2-10-2025	5,810,000	5,919,695

				8,092,457

Hotels, Restaurants & Leisure: 0.27%
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,170,104

Multiline Retail: 0.34%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	3,940,000	3,980,058

Specialty Retail: 0.14%
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	84,000	84,168
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	1,522,000	1,548,635

				1,632,803

Consumer Staples: 0.77%

Beverages: 0.19%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,164,116

Food & Staples Retailing: 0.16%
Kroger Company	5.40	1-15-2049	1,500,000	1,903,439

Food Products: 0.12%
Kraft Heinz Foods Company 144A	4.88	10-1-2049	1,430,000	1,401,599

Tobacco: 0.30%
Altria Group Incorporated	5.95	2-14-2049	1,090,000	1,383,879
BAT Capital Corporation	3.56	8-15-2027	1,510,000	1,594,069
Reynolds American Incorporated	7.00	8-4-2041	450,000	570,486

				3,548,434

Energy: 3.45%

Energy Equipment & Services: 0.19%
Diamond Offshore Drilling Incorporated	7.88	8-15-2025	1,250,000	876,563
Hilcorp Energy Company 144A	6.25	11-1-2028	1,900,000	1,382,288

				2,258,851

Oil, Gas & Consumable Fuels: 3.26%
Antero Midstream Partners LP 144A	5.75	1-15-2028	1,300,000	892,385
Antero Resources Corporation	5.38	11-1-2021	1,900,000	1,584,125
Apache Corporation «	5.35	7-1-2049	2,250,000	2,290,469
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,320,371
Baker Hughes LLC	2.77	12-15-2022	1,870,000	1,911,943
Boardwalk Pipelines LP	4.80	5-3-2029	1,620,000	1,721,149
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,254,110
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	1,300,000	1,098,526
Cheniere Energy Partners LP 144A	4.50	10-1-2029	220,000	210,386
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	1,300,000	1,202,435
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,250,000	1,000,000
Energy Transfer Operating Partners LP	5.25	4-15-2029	905,000	1,016,378
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,500,402
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	797,170

10  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	2.80%	1-31-2030	$2,960,000	$3,023,094
Enviva Partners LP 144A	6.50	1-15-2026	575,000	598,012
EQT Corporation	3.90	10-1-2027	4,955,000	3,233,138
EQT Corporation	7.00	2-1-2030	1,750,000	1,303,750
Gulfport Energy Corporation	6.38	5-15-2025	1,250,000	396,875
Indigo Natural Resources LLC 144A	6.88	2-15-2026	1,225,000	1,044,313
Murphy Oil Corporation	5.88	12-1-2027	1,300,000	1,268,904
Nabors Industries Incorporated	4.63	9-15-2021	198,000	197,010
Oasis Petroleum Incorporated 144A	6.25	5-1-2026	1,250,000	768,750
Occidental Petroleum Corporation «	4.40	8-15-2049	1,570,000	1,493,711
QEP Resources Incorporated	5.38	10-1-2022	650,000	592,719
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,250,000	2,256,908
Southern Star Central Corporation 144A	5.13	7-15-2022	1,189,000	1,204,732
Southwestern Energy Company «	7.75	10-1-2027	1,250,000	946,875
Whiting Petroleum Corporation	1.25	4-1-2020	2,000,000	1,785,000

				37,913,640

Financials: 7.04%

Banks: 2.16%
Bank of America Corporation	2.02	2-13-2026	5,000,000	5,038,550
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,310,000	1,401,624
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,277,014
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,871,300
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	5,250,000	5,383,472
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,144,155
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,617,953
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,641,313
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	597,488
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,168,151

				25,141,020

Capital Markets: 1.08%
Blackstone Holdings Finance Company LLC 144A	2.50	1-10-2030	5,500,000	5,760,901
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,313,313
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,947,817
Morgan Stanley	3.70	10-23-2024	3,235,000	3,517,712

				12,539,743

Consumer Finance: 0.99%
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	2,009,368
Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,909,139
General Motors Financial Company Incorporated	5.65	1-17-2029	1,330,000	1,516,591
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	3,069,745
Synchrony Financial	2.85	7-25-2022	2,000,000	2,045,226

				11,550,069

Diversified Financial Services: 1.01%
Private Export Funding Corporation	2.80	5-15-2022	9,000,000	9,326,205
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,468,006

				11,794,211

Insurance: 1.80%
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,738,820

Wells Fargo Core Plus Bond Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Axis Specialty Finance LLC	4.90%	1-15-2040	$5,105,000	$5,053,950
Brighthouse Financial Incorporated	4.70	6-22-2047	1,955,000	1,977,198
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,692,583
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,421,438
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	2,016,786
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	3.91	12-1-2066	1,345,000	1,156,297
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,879,209

				20,936,281

Health Care: 1.68%

Biotechnology: 0.33%
AbbVie Incorporated 144A	2.95	11-21-2026	3,625,000	3,800,429

Health Care Providers & Services: 1.35%
Anthem Incorporated	3.70	9-15-2049	1,000,000	1,026,545
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,283,408
CommonSpirit Health	3.82	10-1-2049	1,810,000	1,943,899
CVS Health Corporation	4.78	3-25-2038	1,375,000	1,621,617
Dignity Health	3.81	11-1-2024	2,000,000	2,177,997
Highmark Incorporated 144A	6.13	5-15-2041	710,000	947,676
Magellan Health Incorporated	4.90	9-22-2024	2,710,000	2,777,750
WellPoint Incorporated	3.13	5-15-2022	3,804,000	3,927,459

				15,706,351

Industrials: 1.29%

Airlines: 0.20%
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	2,169,243	2,339,228

Building Products: 0.09%
Builders Firstsource Incorporated 144A	5.00	3-1-2030	1,000,000	1,000,480

Industrial Conglomerates: 0.33%
Carlisle Companies Incorporated	2.75	3-1-2030	2,750,000	2,750,618
General Electric Company	4.63	1-7-2021	1,060,000	1,087,768

				3,838,386

Machinery: 0.00%
Harsco Corporation 144A	5.75	7-31-2027	20,000	19,700

Trading Companies & Distributors: 0.13%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,500,000	1,571,250

Transportation Infrastructure: 0.54%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	796,004
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,594,188
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	836,863

				6,227,055

Information Technology: 1.74%

Communications Equipment: 0.19%
Motorola Solutions Incorporated	4.60	2-23-2028	2,000,000	2,258,665

12  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components: 0.32%
Arrow Electronics Incorporated	3.88%	1-12-2028	$1,000,000	$1,055,015
Corning Incorporated	3.90	11-15-2049	2,500,000	2,639,202

				3,694,217

Semiconductors & Semiconductor Equipment: 0.46%
Broadcom Corporation	3.88	1-15-2027	1,500,000	1,573,058
Qualcomm Incorporated	3.00	5-20-2022	3,700,000	3,833,567

				5,406,625

Software: 0.40%
Citrix Systems Incorporated	3.30	3-1-2030	2,425,000	2,438,568
Symantec Corporation	4.20	9-15-2020	2,145,000	2,154,657

				4,593,225

Technology Hardware, Storage & Peripherals: 0.37%
Apple Incorporated	2.95	9-11-2049	1,270,000	1,334,431
Apple Incorporated	4.65	2-23-2046	990,000	1,316,809
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,596,480

				4,247,720

Materials: 0.37%

Containers & Packaging: 0.37%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	972,520
WRKCo Incorporated	3.90	6-1-2028	3,000,000	3,304,157

				4,276,677

Real Estate: 1.61%

Equity REITs: 1.61%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	974,701
Highwoods Realty LP	3.05	2-15-2030	4,420,000	4,602,830
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,321,798
Omega Healthcare Investors Incorporated	5.25	1-15-2026	1,700,000	1,951,138
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024	2,000,000	2,162,820
Tanger Properties LP	3.75	12-1-2024	1,600,000	1,689,160
Welltower Incorporated	4.25	4-1-2026	4,465,000	5,022,295

				18,724,742

Utilities: 0.80%

Electric Utilities: 0.80%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,612,139
Firstenergy Corporation	2.05	3-1-2025	5,590,000	5,667,854
ITC Holdings Corporation	2.70	11-15-2022	673,000	694,161
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	1,345,859

				9,320,013

Total Corporate Bonds and Notes (Cost $249,353,172)				258,062,452

Wells Fargo Core Plus Bond Fund  |  13

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign Corporate Bonds and Notes: 2.63%

Consumer Discretionary: 0.28%

Auto Components: 0.10%
HP Pelzer Holding GmbH 144A	4.13%	4-1-2024	EUR	1,200,000	$1,152,524

Automobiles: 0.18%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,107,509

Consumer Staples: 0.69%

Food & Staples Retailing: 0.15%
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	1,600,000	1,726,578

Food Products: 0.38%
Danone SA (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	EUR	2,600,000	2,884,622
Sigma Holdings Company BV 144A«	5.75	5-15-2026	EUR	1,500,000	1,540,838

					4,425,460

Household Products: 0.16%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	1,600,000	1,832,557

Energy: 0.63%

Oil, Gas & Consumable Fuels: 0.63%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	3,786,856
Petroleos Mexicanos	3.75	2-21-2024	EUR	1,000,000	1,157,509
Total SA (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049	EUR	2,000,000	2,349,096

					7,293,461

Financials: 0.48%

Banks: 0.31%
Bankia SA (5 Year EUR Swap +5.82%) ±	6.00	12-31-2099	EUR	1,200,000	1,364,800
Caixa Geral de Depositos SA (5 Year EUR Swap +10.93%) ±	10.75	12-31-2099	EUR	1,800,000	2,293,050

					3,657,850

Diversified Financial Services: 0.17%
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	1,800,000	1,996,843

Industrials: 0.25%

Commercial Services & Supplies: 0.10%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,199,950

Road & Rail: 0.15%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	1,800,000	1,756,804

Real Estate: 0.30%

Real Estate Management & Development: 0.30%
Akelius Residential Property AB (EUR ICE Swap +3.49%) ±	3.88	10-5-2078	EUR	2,500,000	2,884,070
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	579,678

					3,463,748

Total Foreign Corporate Bonds and Notes (Cost $32,100,991)					30,613,284

Foreign Government Bonds: 1.99%
Bonos y Obligaciones del Estado 144A	0.25	7-30-2024	EUR	8,850,000	9,958,589

14  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value

Foreign Government Bonds (continued)
Brazil	10.00%	1-1-2025	BRL	8,600,000	$2,219,363
Italy Buoni Poliennali del Tesoro	0.05	4-15-2021	EUR	3,500,000	3,870,031
Nota do Tesouro Nacional Notes	10.00	1-1-2029	BRL	8,000,000	2,155,319
Spain	0.75	7-30-2021	EUR	4,430,000	4,974,655

Total Foreign Government Bonds (Cost $23,903,996)					23,177,957

Loans: 0.33%

Communication Services: 0.23%

Media: 0.23%
Ancestry.com Incorporated (1 Month LIBOR +3.75%) ±‡	5.36	10-19-2023		$1,209,533	1,112,771
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.88	8-24-2026		1,695,750	1,543,133

					2,655,904

Health Care: 0.10%

Health Care Providers & Services: 0.10%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.86	9-2-2024		1,221,875	1,179,109

Total Loans (Cost $4,137,373)					3,835,013

Municipal Obligations: 1.79%

California: 0.33%

Airport Revenue: 0.18%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041		2,000,000	2,097,780

Transportation Revenue: 0.15%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028		2,115,000	1,704,986

					3,802,766

Illinois: 0.98%

GO Revenue: 0.66%
Cook County IL Series B (BAM Insured)	6.36	11-15-2033		1,745,000	2,524,404
Illinois Taxable Pension «	5.10	6-1-2033		3,040,000	3,556,800
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025		1,820,000	1,664,991

					7,746,195

Tax Revenue: 0.32%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040		1,075,000	1,573,736
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026		1,975,000	1,804,044
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051		765,000	295,772

					3,673,552

					11,419,747

Maryland: 0.08%

Education Revenue: 0.08%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023		975,000	987,149

Wells Fargo Core Plus Bond Fund  |  15

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.12%

Miscellaneous Revenue: 0.12%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19%	11-1-2022	$1,235,000	$1,344,816

Pennsylvania: 0.28%

Health Revenue: 0.07%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	900,288

Miscellaneous Revenue: 0.21%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,414,708

				3,314,996

Total Municipal Obligations (Cost $17,577,554)				20,869,474

Non-Agency Mortgage-Backed Securities: 19.05%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A ±±	3.62	4-25-2045	2,106,257	2,179,338
ALM Loan Funding Series 2015-16A Class AAR2 (3 Month LIBOR +0.90%) 144A ±	2.73	7-15-2027	1,850,000	1,850,339
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A ±	3.10	4-14-2029	3,000,000	3,000,336
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A ±	2.97	10-16-2028	2,750,000	2,750,176
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A ±±	2.93	5-25-2059	1,074,509	1,081,801
Banc of America Funding Corporation Series 2016-R1 Class A1 144A ±±	2.50	3-25-2040	517,540	521,242
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A ±	2.61	8-15-2035	1,326,686	1,325,030
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A ±	3.07	1-20-2029	1,000,000	1,000,375
Benefit Street Partners CLO Limited Series 2016-10A Class A1R (3 Month LIBOR +1.14%) 144A ±	2.97	1-15-2029	3,500,000	3,502,828
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.74	11-20-2028	935,000	935,229
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR +1.23%) 144A ±	3.05	1-20-2029	1,935,000	1,935,726
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	3,698,321	3,737,221
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	5,446,205
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A ±±	4.00	10-25-2068	526,920	550,118
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,147,040
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A ±	2.62	1-20-2028	2,525,000	2,525,045
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,062,848
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	2,505,423	2,521,533
Colt Funding LLC Series 2018-3 Class A1 144A ±±	3.69	10-26-2048	1,361,360	1,367,583
Colt Funding LLC Series 2019-1 Class A1 144A ±±	3.71	3-25-2049	1,534,412	1,561,686
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	295,388
Credit Suisse Mortgage Trust Series 2013 Class B4 144A ±±	3.42	4-25-2043	4,122,101	4,211,780
Credit Suisse Mortgage Trust Series 2018 Class A1 144A ±±	4.13	7-25-2058	1,614,535	1,628,350
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A ±	2.74	12-31-2027	1,969,190	1,969,731
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A ±	2.99	10-20-2028	3,500,000	3,500,406
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	75,548	75,490
CSMLT Trust Series 2015-1 Class B4 144A ±±	3.88	5-25-2045	4,686,162	4,875,119
Deephaven Residential Mortgage Series 2019-2A Class A1 144A ±±	3.56	4-25-2059	1,950,218	1,971,218
Deephaven Residential Mortgage Series 2019-4A Class A1 144A ±±	2.79	10-25-2059	2,846,381	2,863,618
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	3,916,039	3,920,335
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A ±	3.34	8-15-2030	4,000,000	4,000,652

16  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00%	7-25-2027	$17,926	$931
FirstKey Mortgage Trust Series 2014-1 Class A2 144A ±±	3.00	11-25-2044	193,659	193,308
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	3,280,188	3,313,536
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	4,342,547	4,388,452
GCAT Series 2019-RPl1 Class A1 144A ±±	2.65	10-25-2068	4,654,188	4,719,086
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A ±	3.43	10-15-2030	3,000,000	3,000,060
Great Wolf Trust Series 2019-WOLF Class A (1 Month LIBOR +1.03%) 144A ±	2.69	12-15-2036	2,350,000	2,350,004
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	500,000	534,233
Goldman Sachs Mortgage Securities Trust Series 2019- PJ1 Class A6 144A ±±	4.00	8-25-2049	691,359	699,073
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A ±±	3.45	1-25-2059	1,915,764	1,937,099
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A ±	2.66	11-15-2036	2,718,220	2,714,954
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A ±±	3.40	6-25-2029	1,215,000	1,265,679
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A ±±	3.50	6-25-2050	5,560,973	5,691,172
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	2,070,793	2,099,092
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A ±	2.62	7-15-2036	5,000,000	4,999,995
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,685,000	2,755,504
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	600,000	627,106
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A ±	2.79	5-15-2028	3,000,000	3,002,814
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A ±±(c)	0.78	5-28-2040	62,017	0
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A ±	2.43	6-25-2052	3,115,000	3,117,080
Metlife Securitization Trust 2019-1A Class A1A 144A ±±	3.75	4-25-2058	2,417,373	2,548,267
Mill City Mortgage Trust Series 2019 Class M2 144A ±±	3.25	7-25-2059	4,592,000	4,756,362
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	639,996
Morgan Stanley Capital I Series 2004-RR2 Class X 144A ±±(c)	0.35	10-28-2033	3,349	12
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A ±	2.63	1-15-2028	1,575,000	1,575,187
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A ±±	3.99	11-25-2048	2,068,789	2,105,984
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A ±±	3.25	7-25-2059	5,000,000	5,177,146
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A ±	3.52	7-20-2030	1,000,000	1,000,053
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	5,020,000	5,035,789
Onslow Bay Financial LLC Series 2020 Class A21 144A ±±	3.50	12-25-2049	4,347,209	4,459,967
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR +1.80%) 144A ±	3.64	10-17-2029	5,400,000	5,380,771
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A ±	2.79	4-20-2027	2,586,103	2,586,931
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A ±±	3.24	2-25-2024	5,000,000	5,074,920
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A ±±	3.62	11-25-2046	6,089,664	6,401,493
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A ±	2.78	4-15-2029	2,825,000	2,798,007
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A ±±	2.94	6-25-2049	2,831,384	2,864,401
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A ±±	2.61	9-27-2049	3,225,687	3,234,024
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A%% ±	3.30	7-29-2029	5,545,000	5,536,677
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.44%) 144A ±	3.13	2-15-2029	4,210,000	4,213,153
Towd Point Mortgage Trust Series 2015-1 Class A3 144A ±±	3.25	10-25-2053	5,000,000	5,133,518
Towd Point Mortgage Trust Series 2015-4 Class A2 144A ±±	3.75	4-25-2055	2,675,000	2,773,421
Towd Point Mortgage Trust Series 2017-4 Class A1 144A ±±	2.75	6-25-2057	2,357,508	2,415,140
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A ±±	3.00	11-25-2058	1,986,684	2,016,107

Wells Fargo Core Plus Bond Fund  |  17

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust Series 2019-4 Class M1 144A ±±	3.50%	10-25-2059	$4,000,000	$4,260,032
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A ±±	3.00	11-25-2059	4,602,415	4,635,908
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,263,914
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A ±	2.51	2-15-2032	2,930,000	2,923,609
Venture Limited Series 2018 Class 35A 144A	4.40	10-22-2031	2,000,000	2,023,510
Verus Securitization Trust Series 2019-1 Class A1 144A ±±	3.40	12-25-2059	1,994,300	2,015,948
Verus Securitization Trust Series 2019-2 Class A1 144A ±±	3.21	5-25-2059	3,692,321	3,731,085
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A ±	2.78	7-23-2027	2,900,000	2,900,142
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A ±	2.71	1-16-2027	1,423,776	1,423,212
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A ±	2.66	5-1-2026	1,025,202	1,025,594

Total Non-Agency Mortgage-Backed Securities (Cost $219,663,869)				221,653,244

U.S. Treasury Securities: 7.20%
TIPS	1.38	2-15-2044	3,098,334	4,011,402
U.S. Treasury Bond	1.50	2-15-2030	1,100,000	1,137,469
U.S. Treasury Bond ¤	0.00	11-15-2027	1,795,000	1,643,122
U.S. Treasury Bond	0.13	1-15-2030	11,895,708	12,370,414
U.S. Treasury Bond	2.00	2-15-2050	5,015,000	5,415,021
U.S. Treasury Bond	2.25	8-15-2049	600,000	682,008
U.S. Treasury Bond	2.38	11-15-2049	3,745,000	4,371,556
U.S. Treasury Bond	2.88	8-15-2045	2,495,000	3,115,631
U.S. Treasury Bond	3.00	11-15-2044	7,545,000	9,583,918
U.S. Treasury Bond	3.00	5-15-2045	8,145,000	10,373,739
U.S. Treasury Bond	3.00	2-15-2047	5,555,000	7,167,686
U.S. Treasury Bond	4.25	11-15-2040	4,560,000	6,771,778
U.S. Treasury Note	1.75	11-15-2029	16,265,000	17,173,553

Total U.S. Treasury Securities (Cost $77,794,492)				83,817,297

Yankee Corporate Bonds and Notes: 10.41%

Communication Services: 0.66%

Diversified Telecommunication Services: 0.16%
Telefonica Emisiones SAU	5.21	3-8-2047	1,485,000	1,823,694

Interactive Media & Services: 0.29%
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,399,885

Wireless Telecommunication Services: 0.21%
Vodafone Group plc	4.25	9-17-2050	2,270,000	2,511,063

Consumer Discretionary: 0.43%

Automobiles: 0.43%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	4,945,000	4,950,538

Consumer Staples: 0.65%

Beverages: 0.28%
Fomento Economico SA	3.50	1-16-2050	3,080,000	3,254,706

Tobacco: 0.37%
Imperial Brands Finance plc 144A	3.50	7-26-2026	4,055,000	4,256,139

Energy: 0.91%

Energy Equipment & Services: 0.04%
Valaris plc	5.75	10-1-2044	1,500,000	458,445

18  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 0.87%
Aker BP ASA 144A	3.00%	1-15-2025	$3,500,000	$3,543,944
Baytex Energy Corporation 144A	5.63	6-1-2024	2,000,000	1,800,000
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,231,211
EnCana Corporation	6.50	2-1-2038	836,000	918,021
Petroleos Mexicanos Company 144A	6.84	1-23-2030	1,870,000	1,954,150
Transocean Incorporated	7.50	4-15-2031	1,250,000	743,750

				10,191,076

Financials: 6.63%

Banks: 4.17%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	2,003,381
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,189,937
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,181,884
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,210,815
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,709,881
Banco General SA 144A	4.13	8-7-2027	1,035,000	1,097,411
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,620,320
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144A ±	6.75	12-31-2099	1,565,000	1,655,003
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,733,138
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A ±	5.95	10-1-2028	1,700,000	1,838,142
Banco Santander SA	4.25	4-11-2027	1,600,000	1,780,344
Bancolombia SA	3.00	1-29-2025	5,700,000	5,697,150
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,165,812
Bank of New Zealand 144A	2.00	2-21-2025	4,000,000	4,054,747
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,731,630
BBVA Bancomer SA 144A	7.25	4-22-2020	283,000	284,064
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,903,512
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,910,994
Deutsche Bank AG (5 Year USD Swap +2.55%) ±	4.88	12-1-2032	1,750,000	1,665,948
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,486,132
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,614,931
Perrigo Finance Unlimited Company	4.38	3-15-2026	1,365,000	1,488,455
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	507,685

				48,531,316

Capital Markets: 0.13%
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A ±	3.00	12-14-2023	1,485,000	1,529,635

Diversified Financial Services: 1.33%
AerCap Ireland Limited	2.88	8-14-2024	3,655,000	3,723,250
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,517,461
Brookfield Finance Incorporated	3.90	1-25-2028	2,475,000	2,741,993
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A ±	5.25	7-15-2029	1,185,000	1,267,962
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,211,008
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	1,650,000	1,834,394
WPP Finance Limited 2010	3.75	9-19-2024	2,054,000	2,209,457

				15,505,525

Insurance: 0.77%
Fairfax Financials Holdings Limited	4.85	4-17-2028	2,780,000	3,121,474
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,922,694

Wells Fargo Core Plus Bond Fund  |  19

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A ±	5.00%	4-2-2049	$1,600,000	$1,810,400
Validus Holdings Limited	8.88	1-26-2040	1,210,000	2,078,131

				8,932,699

Thrifts & Mortgage Finance: 0.23%
Nationwide Building Society (5 Year USD Swap +1.85%) 144A ±	4.13	10-18-2032	2,500,000	2,648,401

Health Care: 0.47%

Pharmaceuticals: 0.47%
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,305,000	1,328,108
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,550,000	2,582,793
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,600,000	1,552,160

				5,463,061

Industrials: 0.05%

Transportation Infrastructure: 0.05%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	622,013

Utilities: 0.61%

Electric Utilities: 0.61%
Enel Finance International SA 144A	4.63	9-14-2025	3,635,000	4,082,715
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,960,513

				7,043,228

Total Yankee Corporate Bonds and Notes (Cost $115,017,471)				121,121,424

Yankee Government Bonds: 1.53%
Bermuda 144A	3.72	1-25-2027	995,000	1,070,879
Bermuda 144A	4.14	1-3-2023	1,210,000	1,276,562
Federative Republic of Brazil	4.50	5-30-2029	1,495,000	1,631,045
Federative Republic of Brazil	4.63	1-13-2028	1,795,000	1,981,698
Hashemite Kingdom of Jordan	3.00	6-30-2025	3,000,000	3,249,426
Provincia de Cordoba 144A	7.13	6-10-2021	1,750,000	1,296,768
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,600,000
Republic of Argentina	6.88	4-22-2021	1,280,000	636,800
Republic of Argentina	6.88	1-11-2048	1,000,000	393,010
Republic of Argentina	7.50	4-22-2026	1,350,000	583,889
Republic of Kenya 144A	8.25	2-28-2048	750,000	801,113
Republic of Paraguay 144A	5.40	3-30-2050	1,000,000	1,202,510
Republic of Senegal 144A	6.25	5-23-2033	750,000	786,300
Ukraine 144A	7.38	9-25-2032	1,200,000	1,284,782

Total Yankee Government Bonds (Cost $19,272,148)				17,794,782

20  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 6.68%

Investment Companies: 6.68%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66%	7,831,543	$7,832,326
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52	69,840,344	69,840,344

Total Short-Term Investments (Cost $77,672,607)			77,672,670

Total investments in securities (Cost $1,166,325,842)	103.15%	1,200,055,448

Other assets and liabilities, net	(3.15)	(36,668,718)

Total net assets	100.00%	$1,163,386,730

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

‡	Security is valued using significant unobservable inputs.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

BAM	Build America Mutual Assurance Company

BRL	Brazilian real

CAB	Capital appreciation bond

EUR	Euro

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HEFAR	Higher Education Facilities Authority Revenue

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

SOFR	Secured Overnight Financing Rate

STRIPS	Separate trading of registered interest and principal securities

TIPS	Treasury Inflation-Protected Securities

TVA	Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  21

Portfolio of investments—February 29, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

U.S. Long Term Bond	85	6-19-2020	$14,129,672	$14,471,250	$341,578	$0

10-Year U.S. Treasury Notes	106	6-19-2020	14,065,883	14,283,500	217,617	0

U.S. Ultra Bond	144	6-19-2020	29,229,934	29,880,000	650,066	0

10-Year Canadian Treasury Bonds	165	6-19-2020	17,426,434	17,544,273	117,839	0

5-Year U.S. Treasury Notes	528	6-30-2020	64,106,641	64,812,000	705,359	0

2-Year U.S. Treasury Notes	608	6-30-2020	131,962,305	132,743,501	781,196	0

Short

Euro-Bund Futures	(21)	3-6-2020	(3,996,709)	(4,114,047)	0	(117,338)

Euro-Schatz Futures	(67)	3-6-2020	(8,282,459)	(8,307,341)	0	(24,882)

Euro-BOBL Futures	(135)	3-6-2020	(20,003,037)	(20,217,854)	0	(214,817)

10-Year Ultra Futures	(248)	6-19-2020	(36,668,270)	(37,254,250)	0	(585,980)

					$2,813,655	$(943,017)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses

2,250,000 EUR	9,639,450 PLN	Citibank	3-31-2020	$30,262	$0

2,834,128 USD	43,500,000 ZAR	Citibank	3-31-2020	57,418	0

2,832,233 USD	43,500,000 ZAR	Citibank	3-31-2020	55,523	0

1,655,078 USD	1,500,000 EUR	Citibank	3-31-2020	0	(3,736)

1,103,210 USD	1,000,000 EUR	Citibank	3-31-2020	0	(2,666)

9,696,611 PLN	2,250,000 EUR	Citibank	3-31-2020	0	(15,687)

1,684,985 USD	1,525,000 EUR	Citibank	3-31-2020	0	(1,476)

47,485,627 USD	42,294,034 EUR	Citibank	3-31-2020	713,664	0

2,996,653 USD	2,700,000 EUR	Citibank	3-31-2020	10,788	0

				$867,655	$(23,565)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums received / paid	Unrealized gains	Unrealized losses

Buy protection

Markit CDX North American High Yield Index	5.00%	Quarterly	12-20-2024	USD 7,425,000	$(381,100)	$(594,660)	$213,560	$0

Markit CDX North American Investment Grade Index	1.00	Quarterly	12-20-2024	USD 10,000,000	(150,700)	(204,551)	53,851	0

						(799,211)	267,411	0

Sell protection

Markit iTraxx Europe Index	1.00	Quarterly	12-20-2023	EUR 4,000,000	77,234	56,644	20,590	0

22  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,226,857	87,296,436	(84,691,750)	7,831,543	$3,117	$1	$132,053	#	$7,832,326
Wells Fargo Government Money Market Fund Select Class	86,371,118	311,531,498	(328,062,272)	69,840,344	0	0	465,327		69,840,344

					$3,117	$1	$597,380		$77,672,670	6.68%

#	Amount shown represents income before fees and rebates.

Wells Fargo Core Plus Bond Fund  |  23

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $7,569,312 of securities loaned), at value (cost $1,088,653,235)	$1,122,382,778
Investments in affiliated securities, at value (cost $77,672,607)	77,672,670
Cash	306,827
Cash at broker segregated for centrally cleared swaps	552,038
Cash at broker segregated for open futures contracts	2,134,647
Foreign currency, at value (cost $40,459)	39,518
Principal paydown receivable	58
Receivable for investments sold	17,594,415
Receivable for Fund shares sold	6,074,657
Receivable for interest	6,502,693
Receivable for daily variation margin on open futures contracts	1,574,807
Receivable for securities lending income, net	6,915
Unrealized gains on forward foreign currency contracts	867,655
Prepaid expenses and other assets	299,371

Total assets	1,236,009,049

Liabilities
Payable for investments purchased	57,385,879
Payable for Fund shares redeemed	5,191,279
Payable upon receipt of securities loaned	7,827,494
Unrealized losses on forward foreign currency contracts	23,565
Cash collateral due to broker for forward foreign currency contracts	1,630,000
Payable for daily variation margin on centrally cleared swaps	23,026
Management fee payable	268,163
Administration fees payable	91,407
Distribution fee payable	13,207
Trustees’ fees and expenses payable	6,026
Accrued expenses and other liabilities	162,273

Total liabilities	72,622,319

Total net assets	$1,163,386,730

Net assets consist of
Paid-in capital	$1,110,898,382
Total distributable earnings	52,488,348

Total net assets	$1,163,386,730

Computation of net asset value and offering price per share
Net assets – Class A	$257,102,347
Shares outstanding – Class A1	19,462,642
Net asset value per share – Class A	$13.21
Maximum offering price per share – Class A2	$13.83
Net assets – Class C	$22,374,991
Shares outstanding – Class C1	1,694,481
Net asset value per share – Class C	$13.20
Net assets – Class R6	$67,561,160
Shares outstanding – Class R6[1]	5,106,258
Net asset value per share – Class R6	$13.23
Net assets – Administrator Class	$63,807,766
Shares outstanding – Administrator Class[1]	4,838,413
Net asset value per share – Administrator Class	$13.19
Net assets – Institutional Class	$752,540,466
Shares outstanding – Institutional Class[1]	56,898,317
Net asset value per share – Institutional Class	$13.23

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Core Plus Bond Fund

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$15,623,173
Income from affiliated securities	514,576
Dividends	301,395

Total investment income	16,439,144

Expenses
Management fee	2,177,086
Administration fees
Class A	195,934
Class C	15,451
Class R6	9,470
Administrator Class	30,486
Institutional Class	243,708
Shareholder servicing fees
Class A	306,147
Class C	24,143
Administrator Class	76,216
Distribution fee
Class C	72,428
Custody and accounting fees	29,753
Professional fees	33,795
Registration fees	49,589
Shareholder report expenses	45,125
Trustees’ fees and expenses	10,909
Other fees and expenses	6,938

Total expenses	3,327,178
Less: Fee waivers and/or expense reimbursements
Fund-level	(757,541)
Administrator Class	(14,721)

Net expenses	2,554,916

Net investment income	13,884,228

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,619,251
Affiliated securities	3,117
Futures contracts	2,148,162
Forward foreign currency contracts	1,023,325
Credit default swap contracts	102,362

Net realized gains on investments	13,896,217

Net change in unrealized gains (losses) on
Unaffiliated securities	4,257,198
Affiliated securities	1
Futures contracts	1,630,480
Forward foreign currency contracts	(619,480)
Credit default swap contracts	244,040

Net change in unrealized gains (losses) on investments	5,512,239

Net realized and unrealized gains (losses) on investments	19,408,456

Net increase in net assets resulting from operations	$33,292,684

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  25

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$13,884,228		$20,538,054
Net realized gains on investments		13,896,217		8,587,464
Net change in unrealized gains (losses) on investments		5,512,239		37,270,326

Net increase in net assets resulting from operations		33,292,684		66,395,844

Distributions to shareholders from net investment income and net realized gains
Class A		(4,851,653)		(6,574,947)
Class C		(309,867)		(370,804)
Class R6		(1,358,549)		(1,715,047)
Administrator Class		(1,259,912)		(771,693)
Institutional Class		(12,814,948)		(10,270,164)

Total distributions to shareholders		(20,594,929)		(19,702,655)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,654,622	21,492,323	2,680,470	33,438,451
Class C	469,311	6,091,087	481,331	6,064,332
Class R6	431,525	5,610,093	1,501,220	18,804,815
Administrator Class	957,877	12,421,129	3,315,239	42,606,846
Institutional Class	23,515,191	305,417,955	29,266,462	369,237,004

		351,032,587		470,151,448

Reinvestment of distributions
Class A	347,476	4,495,414	489,790	6,110,716
Class C	21,314	275,538	27,365	340,533
Class R6	84,658	1,097,186	108,554	1,359,721
Administrator Class	97,362	1,257,381	61,503	767,914
Institutional Class	843,049	10,921,242	744,184	9,339,392

		18,046,761		17,918,276

Payment for shares redeemed
Class A	(1,317,235)	(17,099,678)	(3,117,801)	(38,772,694)
Class C	(186,034)	(2,414,731)	(794,733)	(9,880,274)
Class R6	(177,413)	(2,306,760)	(518,426)	(6,649,954)
Administrator Class	(601,109)	(7,766,527)	(1,625,234)	(20,018,219)
Institutional Class	(7,488,476)	(97,457,615)	(11,506,592)	(142,716,810)

		(127,045,311)		(218,037,951)

Net increase in net assets resulting from capital share transactions		242,034,037		270,031,773

Total increase in net assets		254,731,792		316,724,962

Net assets
Beginning of period		908,654,938		591,929,976

End of period		$1,163,386,730		$908,654,938

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.09	$12.27	$12.71	$12.70	$12.14	$12.24
Net investment income	0.16	0.37	0.34	0.36 [1]	0.33	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.80	(0.45)	(0.01)	0.60	(0.08)

Total from investment operations	0.37	1.17	(0.11)	0.35	0.93	0.13
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.33)	(0.33)	(0.33)	(0.21)
Net realized gains	(0.07)	0.00	0.00	(0.01)	(0.04)	(0.02)

Total distributions to shareholders	(0.25)	(0.35)	(0.33)	(0.34)	(0.37)	(0.23)
Net asset value, end of period	$13.21	$13.09	$12.27	$12.71	$12.70	$12.14
Total return[2]	2.92%	9.74%	(0.84)%	2.78%	7.78%	1.04%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.91%	0.92%	0.93%	0.93%	0.91%
Net expenses	0.71%	0.73%	0.73%	0.76%	0.84%	0.84%
Net investment income	2.58%	2.99%	2.63%	2.88%	2.76%	1.69%
Supplemental data
Portfolio turnover rate	52%	89%	148%	199%	288%	322%
Net assets, end of period (000s omitted)	$257,102	$245,879	$229,688	$255,668	$349,852	$223,755

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.09	$12.26	$12.71	$12.70	$12.14	$12.23
Net investment income	0.11	0.28	0.23	0.26	0.24 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.20	0.81	(0.44)	(0.01)	0.59	(0.08)

Total from investment operations	0.31	1.09	(0.21)	0.25	0.83	0.04
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.24)	(0.23)	(0.23)	(0.11)
Net realized gains	(0.07)	0.00	0.00	(0.01)	(0.04)	(0.02)

Total distributions to shareholders	(0.20)	(0.26)	(0.24)	(0.24)	(0.27)	(0.13)
Net asset value, end of period	$13.20	$13.09	$12.26	$12.71	$12.70	$12.14
Total return[2]	2.55%	8.91%	(1.66)%	2.01%	6.99%	0.35%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.66%	1.67%	1.68%	1.68%	1.66%
Net expenses	1.48%	1.48%	1.48%	1.51%	1.59%	1.59%
Net investment income	1.81%	2.25%	1.89%	2.12%	2.00%	0.95%
Supplemental data
Portfolio turnover rate	52%	89%	148%	199%	288%	322%
Net assets, end of period (000s omitted)	$22,375	$18,195	$20,550	$19,036	$21,216	$20,381

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$13.11	$12.28	$12.73	$12.59
Net investment income	0.19	0.41	0.39	0.33 [2]
Net realized and unrealized gains (losses) on investments	0.20	0.82	(0.46)	0.12

Total from investment operations	0.39	1.23	(0.07)	0.45
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.38)	(0.30)
Net realized gains	(0.07)	0.00	0.00	(0.01)

Total distributions to shareholders	(0.27)	(0.40)	(0.38)	(0.31)
Net asset value, end of period	$13.23	$13.11	$12.28	$12.73
Total return[3]	3.10%	10.14%	(0.55)%	3.64%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.53%	0.54%	0.55%
Net expenses	0.35%	0.35%	0.35%	0.35%
Net investment income	2.94%	3.36%	3.05%	3.12%
Supplemental data
Portfolio turnover rate	52%	89%	148%	199%
Net assets, end of period (000s omitted)	$67,561	$62,522	$45,159	$31,451

[1]	For the period from October 31, 2016 (commencement of class operations) to August 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.07	$12.25	$12.69	$12.68	$12.12	$12.22
Net investment income	0.17	0.38	0.35	0.37	0.34	0.22
Net realized and unrealized gains (losses) on investments	0.21	0.81	(0.44)	(0.01)	0.60	(0.08)

Total from investment operations	0.38	1.19	(0.09)	0.36	0.94	0.14
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.35)	(0.34)	(0.34)	(0.22)
Net realized gains	(0.07)	0.00	0.00	(0.01)	(0.04)	(0.02)

Total distributions to shareholders	(0.26)	(0.37)	(0.35)	(0.35)	(0.38)	(0.24)
Net asset value, end of period	$13.19	$13.07	$12.25	$12.69	$12.68	$12.12
Total return[1]	2.98%	9.88%	(0.74)%	2.90%	7.92%	1.15%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.85%	0.86%	0.87%	0.87%	0.85%
Net expenses	0.62%	0.62%	0.62%	0.66%	0.72%	0.72%
Net investment income	2.67%	3.07%	2.74%	2.97%	2.84%	1.82%
Supplemental data
Portfolio turnover rate	52%	89%	148%	199%	288%	322%
Net assets, end of period (000s omitted)	$63,808	$57,316	$32,241	$41,806	$71,133	$85,431

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.11	$12.28	$12.72	$12.71	$12.15	$12.24
Net investment income	0.18	0.39	0.37 [1]	0.38	0.36	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.21	0.83	(0.44)	0.01	0.60	(0.07)

Total from investment operations	0.39	1.22	(0.07)	0.39	0.96	0.17
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.37)	(0.37)	(0.36)	(0.24)
Net realized gains	(0.07)	0.00	0.00	(0.01)	(0.04)	(0.02)

Total distributions to shareholders	(0.27)	(0.39)	(0.37)	(0.38)	(0.40)	(0.26)
Net asset value, end of period	$13.23	$13.11	$12.28	$12.72	$12.71	$12.15
Total return[2]	3.07%	10.17%	(0.52)%	3.10%	8.05%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.58%	0.59%	0.60%	0.60%	0.58%
Net expenses	0.40%	0.40%	0.40%	0.44%	0.58%	0.58%
Net investment income	2.89%	3.29%	3.00%	3.17%	3.04%	1.95%
Supplemental data
Portfolio turnover rate	52%	89%	148%	199%	288%	322%
Net assets, end of period (000s omitted)	$752,540	$524,743	$264,292	$163,387	$79,687	$54,419

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  31

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

32  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Core Plus Bond Fund  |  33

Notes to financial statements (unaudited)

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

34  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $1,166,005,539 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$52,151,181

Gross unrealized losses	(15,098,543)

Net unrealized gains	$37,052,638

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Core Plus Bond Fund  |  35

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$234,514,410	$0	$234,514,410

Asset-backed securities	0	106,923,441	0	106,923,441

Corporate bonds and notes	0	258,062,452	0	258,062,452

Foreign corporate bonds and notes	0	30,613,284	0	30,613,284

Foreign government bonds	0	23,177,957	0	23,177,957

Loans	0	2,722,242	1,112,771	3,835,013

Municipal obligations	0	20,869,474	0	20,869,474

Non-agency mortgage-backed securities	0	221,653,244	0	221,653,244

U.S. Treasury securities	83,817,297	0	0	83,817,297

Yankee corporate bonds and notes	0	121,121,424	0	121,121,424

Yankee government bonds	0	17,794,782	0	17,794,782

Short-term investments

Investment companies	77,672,670	0	0	77,672,670

	161,489,967	1,037,452,710	1,112,771	1,200,055,448

Futures contracts	2,813,655	0	0	2,813,655

Forward foreign currency contracts	0	867,655	0	867,655

Credit default swap contracts	0	288,001	0	288,001

Total assets	$164,303,622	$1,038,608,366	$1,112,771	$1,204,024,759

Liabilities

Futures contracts	$943,017	$0	$0	$943,017

Forward foreign currency contracts	0	23,565	0	23,565

Total liabilities	$943,017	$23,565	$0	$966,582

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swaps, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended February 29, 2020, the Fund had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

36  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)

connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.450%

Next $500 million	0.425

Next $2 billion	0.400

Next $2 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.320

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.35% for Class R6 shares, 0.62% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $8,513 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Wells Fargo Core Plus Bond Fund  |  37

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $605,669 and $0 in interfund purchases and sales, respectively, during the six months ended February 29, 2020.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$368,787,969	$521,566,454	$308,962,208	$188,172,464

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 29, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Citigroup Global Markets Inc.	$4,652,076	$(4,652,076)	$0

Barclays Capital Inc.	2,809,976	(2,809,976)	0

JPMorgan Securities LLC	107,260	(107,260)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2020, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts to hedge risks and/or enhance total returns.

38  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)

The volume of the Fund’s derivative activity during the six months ended February 29, 2020 was as follows:

Futures contracts

Average notional balance on long futures	$258,598,821

Average notional balance on short futures	47,477,171

Forward foreign currency contracts

Average contract amounts to buy	14,076,793

Average contract amounts to sell	62,702,219

Credit default swap contracts

Average notional balance	13,402,747

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

A summary of the location of derivative instruments on the financial statements by risk is outlined in the following tables.

The fair value of derivative instruments as of February 29, 2020 by risk type was as follows for the Fund:

	Asset derivatives			Liability derivatives

	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value

Interest rate risk	Unrealized gains on futures contracts	$2,695,816	*	Unrealized losses on futures contracts	$585,980	*

Foreign currency risk	Unrealized gains on futures contracts	117,839	*	Unrealized losses on futures contracts	357,037	*

Foreign currency risk	Unrealized gains on forward foreign currency contracts	867,655		Unrealized losses on forward foreign currency contracts	23,565

Credit risk	Net unrealized gains on swap contracts	288,001	*	Net unrealized losses on swap contracts	0	*

		$3,969,311			$966,582

*

Amount represents cumulative unrealized gains (losses) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin as of February 29, 2020 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2020 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives

	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$2,212,693	$0	$0	$2,212,693

Foreign currency risk	(64,531)	1,023,325	0	958,794

Credit risk	0	0	102,362	102,362

	$2,148,162	$1,023,325	$102,362	$3,273,849

	Change in unrealized gains (losses) on derivatives

	Futures contracts	Forward foreign currency contracts	Swap contracts	Total

Interest rate risk	$1,223,140	$0	$0	$1,223,140

Foreign currency risk	407,340	(619,480)	0	(212,140)

Credit risk	0	0	244,040	244,040

	$1,630,480	$(619,480)	$244,040	$1,255,040

Wells Fargo Core Plus Bond Fund  |  39

Notes to financial statements (unaudited)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets

Citibank	$867,655	$(23,565)	$0	$844,090

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities

Citibank	$23,565	$(23,565)	$0	$0

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning

40  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)

after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

Wells Fargo Core Plus Bond Fund  |  41

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

42  |  Wells Fargo Core Plus Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Core Plus Bond Fund  |  43

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

44  |  Wells Fargo Core Plus Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Core Plus Bond Fund  |  45

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

46  |  Wells Fargo Core Plus Bond Fund

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1)the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

Wells Fargo Core Plus Bond Fund  |  47

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

48  |  Wells Fargo Core Plus Bond Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-04692 04-20

SA219/SAR219 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Short Duration Government Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Short Duration Government Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short Duration Government Bond Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short Duration Government Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Maulik Bhansali, CFA®‡

Thomas O’Connor, CFA®‡

Jarad Vasquez

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (MSDAX)	3-11-1996	2.53	0.92	1.16	4.62	1.33	1.36	0.81	0.78

Class C (MSDCX)	5-31-2002	2.83	0.58	0.61	3.83	0.58	0.61	1.56	1.53

Class R6 (MSDRX)[3]	11-30-2012	–	–	–	5.04	1.77	1.80	0.43	0.37

Administrator Class (MNSGX)	12-18-1992	–	–	–	4.80	1.51	1.56	0.75	0.60

Institutional Class (WSGIX)	4-8-2005	–	–	–	4.99	1.70	1.74	0.48	0.42

Bloomberg Barclays U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	4.70	1.63	1.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Short Duration Government Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[5]

FHLMC, 2.50%, 11-1-2028	7.69

FNMA Series 2019-33 Class MA, 3.50%, 7-25-2055	3.60

FHLMC Series 4940 Class AG, 3.00%, 5-15-2040	3.56

U.S. Treasury Note, 1.13%, 2-28-2022	2.97

FNMA, 4.50%, 10-1-2048	2.70

U.S. Treasury Note, 1.50%, 9-30-2021	2.37

FNMA, 5.00%, 1-1-2049	2.24

U.S. Treasury Note, 1.38%, 2-15-2023	1.96

GNMA, 4.50%, 6-20-2048	1.65

FNMA, 2.89%, 7-1-2046	1.62

Portfolio allocation as of February 29, 2020[6]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.37% for Class R6, 0.60% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Bloomberg Barclays U.S. 1–3 Year Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Short Duration Government Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,018.70	$3.91	0.78%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.92	0.78%

Class C

Actual	$1,000.00	$1,014.89	$7.66	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$7.67	1.53%

Class R6

Actual	$1,000.00	$1,020.74	$1.86	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86	0.37%

Administrator Class

Actual	$1,000.00	$1,019.59	$3.01	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

Institutional Class

Actual	$1,000.00	$1,020.51	$2.11	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.11	0.42%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 70.23%
FHLMC (12 Month LIBOR +1.65%) ±	2.35%	3-1-2043	$1,524,448	$1,560,647
FHLMC	2.50	11-1-2028	40,659,869	42,036,656
FHLMC	2.50	11-1-2028	6,363,523	6,622,989
FHLMC ±±	2.58	12-1-2042	2,335,340	2,407,303
FHLMC (12 Month LIBOR +1.64%) ±	2.89	7-1-2047	5,952,455	6,172,402
FHLMC (12 Month LIBOR +1.84%) ±	3.42	5-1-2042	1,744,485	1,813,080
FHLMC	4.00	10-1-2033	626,986	686,823
FHLMC	4.00	1-1-2034	598,124	655,158
FHLMC	4.00	5-15-2039	989,473	1,008,383
FHLMC	4.50	4-1-2031	1,296,285	1,410,306
FHLMC Multifamily Structured Pass-Through Certificates Series KI02 Class A (1 Month LIBOR +0.20%) ±	1.86	2-25-2023	1,008,743	1,008,656
FHLMC Series 3107 Class FC (1 Month LIBOR +0.30%) ±	1.96	6-15-2035	1,162,845	1,163,509
FHLMC Series 3632 Class PK	5.00	2-15-2040	3,367,341	3,733,656
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,138,382	1,258,432
FHLMC Series 3738 Class BP	4.00	12-15-2038	1,108,720	1,130,918
FHLMC Series 4239 Class AB	4.00	12-15-2039	872,550	893,947
FHLMC Series 4426 Class QC	1.75	7-15-2037	5,486,639	5,535,987
FHLMC Series 4891 Class PA	3.50	7-15-2048	3,641,636	3,767,761
FHLMC Series 4897 Class F (1 Month LIBOR +0.40%) ±	2.06	7-15-2049	1,326,547	1,319,045
FHLMC Series 4940 Class AG	3.00	5-15-2040	18,506,191	19,480,423
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	2,849,077	2,922,959
FNMA (12 Month LIBOR +1.57%) ±	2.47	9-1-2045	2,351,322	2,416,522
FNMA	2.50	5-1-2028	4,430,717	4,578,899
FNMA	2.50	1-1-2030	2,341,080	2,413,165
FNMA	2.50	11-1-2031	6,290,465	6,484,160
FNMA (12 Month LIBOR +1.60%) ±	2.54	10-1-2046	4,291,080	4,418,879
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	3,032,588	3,122,870
FNMA (12 Month LIBOR +1.58%) ±	2.69	2-1-2046	4,187,045	4,319,581
FNMA (12 Month LIBOR +1.61%) ±	2.69	3-1-2047	5,572,934	5,756,275
FNMA (12 Month LIBOR +1.60%) ±	2.72	1-1-2045	1,108,309	1,138,216
FNMA (12 Month LIBOR +1.58%) ±	2.75	6-1-2045	1,821,307	1,865,774
FNMA (12 Month LIBOR +1.57%) ±	2.76	3-1-2045	1,638,128	1,688,635
FNMA (12 Month LIBOR +1.60%) ±	2.89	7-1-2046	8,591,800	8,871,875
FNMA (12 Month LIBOR +1.60%) ±	2.96	8-1-2047	3,451,469	3,586,229
FNMA (12 Month LIBOR +1.61%) ±	3.05	6-1-2047	3,559,955	3,698,420
FNMA ±±	3.97	3-1-2049	3,455,548	3,672,794
FNMA	4.00	4-1-2032	521,728	571,151
FNMA	4.00	10-1-2033	888,245	967,702
FNMA	4.00	2-1-2034	5,044,574	5,435,370
FNMA	4.00	7-1-2034	1,120,454	1,215,463
FNMA	4.50	10-1-2048	13,333,810	14,736,938
FNMA	4.50	3-1-2049	4,113,089	4,460,766
FNMA	5.00	10-1-2040	1,153,460	1,309,273
FNMA	5.00	5-1-2046	455,716	516,914
FNMA	5.00	8-1-2048	3,003,913	3,328,235
FNMA	5.00	1-1-2049	11,083,257	12,251,185
FNMA	5.00	1-1-2049	5,165,061	5,771,481
FNMA	5.00	2-1-2049	263,871	291,787
FNMA	5.00	3-1-2049	532,039	589,541
FNMA	5.00	3-1-2049	1,962,203	2,160,697
FNMA	5.00	8-1-2049	7,146,215	8,004,862
FNMA	5.00	12-1-2049	2,460,000	2,803,504
FNMA	5.50	6-1-2049	6,855,737	7,844,294
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,810,896	2,050,949
FNMA Series 2011-14 Class GD	4.00	4-25-2040	2,323,693	2,425,545

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2013-103 Class H	4.50%	3-25-2038	$1,706,368	$1,767,725
FNMA Series 2013-90 Class A	4.00	11-25-2038	2,045,576	2,078,383
FNMA Series 2015-40 Class TC	1.75	5-25-2037	3,852,788	3,891,517
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,843,265	3,010,587
FNMA Series 2018-86 Class MF (1 Month LIBOR +0.30%) ±	1.93	12-25-2048	6,488,179	6,445,005
FNMA Series 2019-13 Class FG (1 Month LIBOR +0.40%) ±	2.03	4-25-2049	2,735,608	2,725,997
FNMA Series 2019-18 Class FA (1 Month LIBOR +0.45%) ±	2.08	5-25-2049	2,103,707	2,098,467
FNMA Series 2019-18 Class FB (1 Month LIBOR +0.45%) ±	2.08	5-25-2049	2,537,810	2,530,007
FNMA Series 2019-18 Class FE (1 Month LIBOR +0.35%) ±	1.98	5-25-2049	5,023,758	5,002,485
FNMA Series 2019-33 Class MA	3.50	7-25-2055	18,686,916	19,654,188
FNMA Series 2019-6 Class FA (1 Month LIBOR +0.40%) ±	2.03	3-25-2049	4,139,611	4,133,851
FNMA Series 2019-60 Class BF (1 Month LIBOR +0.45%) ±	2.08	10-25-2049	5,162,763	5,142,838
FNMA Series 4853 Class FG (1 Month LIBOR +0.40%) ±	2.06	4-15-2038	1,719,367	1,718,605
GNMA	4.00	9-20-2044	2,058,628	2,206,956
GNMA	4.00	12-20-2044	2,474,321	2,652,507
GNMA	4.00	1-20-2045	1,649,419	1,768,058
GNMA	4.00	4-20-2048	7,914,267	8,352,988
GNMA	4.50	3-20-2048	2,113,994	2,260,343
GNMA	4.50	6-20-2048	8,483,232	9,003,988
GNMA	4.50	6-20-2048	2,855,617	3,045,532
GNMA	4.50	8-20-2048	2,864,037	3,068,156
GNMA	4.50	2-20-2049	4,440,128	4,755,590
GNMA	4.50	4-20-2049	1,030,501	1,103,755
GNMA	5.00	10-15-2039	976,232	1,085,665
GNMA	5.00	3-20-2048	2,065,891	2,239,323
GNMA	5.00	6-20-2048	327,626	364,146
GNMA	5.00	6-20-2048	223,860	246,813
GNMA	5.00	7-20-2048	230,684	253,809
GNMA	5.00	9-20-2048	1,754,807	1,929,905
GNMA	5.00	3-20-2049	457,610	501,972
GNMA	5.00	3-20-2049	2,117,473	2,306,858
GNMA	5.00	4-20-2049	3,697,134	4,062,231
GNMA	5.00	5-20-2049	3,076,512	3,377,463
GNMA	5.50	8-20-2049	6,236,552	6,655,845
GNMA	5.50	10-20-2049	415,620	445,576
GNMA Series 2011-137 Class WA ±±	5.56	7-20-2040	2,523,745	2,960,902
GNMA Series 2012-141 Class WD ±±	4.96	7-20-2040	2,329,472	2,650,296
GNMA Series 2017-99 Class DE	2.50	7-20-2045	3,214,947	3,275,928
GNMA Series 2018-154 Class WP	3.50	11-20-2048	668,135	702,320
GNMA Series 2018-36 Class KC	3.00	2-20-2046	2,530,640	2,610,197
GNMA Series 2019-132 Class NA	3.50	9-20-2049	1,034,612	1,087,662
GNMA Series 2020-11 Class ME	2.50	2-20-2049	7,203,871	7,401,854

Total Agency Securities (Cost $377,106,543)				383,933,284

Asset-Backed Securities: 10.73%
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	5,965,000	6,179,973
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	6,085,000	6,243,596
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	2,651,000	2,686,308
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	4,550,000	4,746,106
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	2.36	9-16-2024	307,431	307,487
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	6,802,170	6,965,545
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.95	1-25-2037	3,554,203	3,477,608
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	2.43	12-27-2039	2,205,144	2,202,233
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.43	9-25-2065	5,156,786	5,163,272

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	2.55%	11-25-2042	$1,096,751	$1,100,635
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	1.93	10-27-2031	2,546,510	2,508,166
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.28	12-27-2038	5,248,718	5,220,141
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	1,891,659	1,904,928
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	1,995,317	2,023,497
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.11	2-17-2032	1,759,604	1,775,336
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	2.73	10-27-2036	785,193	788,747
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.58	1-25-2039	1,699,391	1,708,575
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.48	7-25-2039	640,627	641,153
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	2.33	3-26-2040	906,698	910,220
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	2.23	7-25-2040	902,085	904,216
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,183,000	1,212,924

Total Asset-Backed Securities (Cost $58,104,936)				58,670,666

Non-Agency Mortgage-Backed Securities: 5.89%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	1,513,989	1,538,045
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,686,997	1,706,836
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,912,185	1,942,741
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	2,000,219	2,021,258
Colt Funding LLC Series 2018-4 Class A1 144A±±	4.01	12-28-2048	910,277	922,164
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	588,734	599,198
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A1 144A±±	2.24	2-25-2050	3,558,291	3,592,209
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	134,312	135,134
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,720,011	1,737,498
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	177,407	178,316
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	646,448	648,689
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	24,601	24,612
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	1,552,624	1,571,558
Verus Securitization Trust Series 2018-2 Class A1 144A±±	3.68	6-1-2058	1,954,059	1,973,882
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	2,067,933	2,083,025
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	1,996,992	2,026,878
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	2,732,362	2,762,779
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,244,931	2,268,500
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	2,534,149	2,546,760
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,889,645	1,905,625

Total Non-Agency Mortgage-Backed Securities (Cost $31,910,306)				32,185,707

U.S. Treasury Securities: 11.60%
U.S. Treasury Note	1.13	9-30-2021	8,424,000	8,444,073
U.S. Treasury Note %%	1.13	2-28-2022	16,154,000	16,228,460
U.S. Treasury Note	1.38	2-15-2023	10,543,000	10,696,615
U.S. Treasury Note	1.50	9-30-2021	12,859,000	12,964,986
U.S. Treasury Note	1.50	11-30-2021	4,357,000	4,399,379
U.S. Treasury Note	2.00	10-31-2021	5,661,000	5,758,298
U.S. Treasury Note	2.13	5-15-2022	1,244,000	1,277,044
U.S. Treasury Note	2.50	1-15-2022	1,253,000	1,289,366
U.S. Treasury Note	2.88	11-15-2021	2,265,000	2,338,347

Total U.S. Treasury Securities (Cost $62,880,814)				63,396,568

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 7.40%

Investment Companies: 7.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52%	40,472,132	$40,472,132

Total Short-Term Investments (Cost $40,472,132)			40,472,132

Total investments in securities (Cost $570,474,731)	105.85%	578,658,357

Other assets and liabilities, net	(5.85)	(31,992,284)

Total net assets	100.00%	$546,666,073

±	Variable rate investment. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is purchased on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	1,119	6-30-2020	$243,306,870	$244,309,173	$1,002,303	$0

Short

10-Year Ultra Futures	(95)	6-19-2020	(14,058,252)	(14,270,781)	0	(212,529)

5-Year U.S. Treasury Notes	(403)	6-30-2020	(49,020,406)	(49,468,250)	0	(447,844)

					$1,002,303	$(660,373)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,563,717	319,845,738	(286,937,323)	40,472,132	$0	$0	$107,536	$40,472,132	7.40%

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short Duration Government Bond Fund

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $530,002,599)	$538,186,225
Investments in affiliated securities, at value (cost $40,472,132)	40,472,132
Cash	18,165
Cash segregated for future contracts	539,331
Receivable for investments sold	14,483,575
Principal paydown receivable	143,161
Receivable for Fund shares sold	2,338,706
Receivable for interest	1,407,332
Receivable for daily variation margin on open futures contracts	205,353
Prepaid expenses and other assets	102,936

Total assets	597,896,916

Liabilities
Payable for investments purchased	50,173,986
Payable for Fund shares redeemed	675,895
Management fee payable	120,847
Dividends payable	51,078
Administration fees payable	36,313
Distribution fee payable	4,921
Trustees’ fees and expenses payable	5,766
Accrued expenses and other liabilities	162,037

Total liabilities	51,230,843

Total net assets	$546,666,073

Net assets consist of
Paid-in capital	$615,931,924
Total distributable loss	(69,265,851)

Total net assets	$546,666,073

Computation of net asset value and offering price per share
Net assets – Class A	$27,198,732
Shares outstanding – Class A1	2,774,116
Net asset value per share – Class A	$9.80
Maximum offering price per share – Class A2	$10.00
Net assets – Class C	$8,018,496
Shares outstanding – Class C1	816,439
Net asset value per share – Class C	$9.82
Net assets – Class R6	$39,649,559
Shares outstanding – Class R6[1]	4,028,729
Net asset value per share – Class R6	$9.84
Net assets – Administrator Class	$37,664,135
Shares outstanding – Administrator Class[1]	3,833,604
Net asset value per share – Administrator Class	$9.82
Net assets – Institutional Class	$434,135,151
Shares outstanding – Institutional Class[1]	44,203,808
Net asset value per share – Institutional Class	$9.82

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  11

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$6,830,604
Income from affiliated securities	107,536

Total investment income	6,938,140

Expenses
Management fee	968,622
Administration fees
Class A	23,190
Class C	7,021
Class R6	5,849
Administrator Class	18,578
Institutional Class	175,836
Shareholder servicing fees
Class A	36,234
Class C	10,969
Administrator Class	46,445
Distribution fee
Class C	32,843
Custody and accounting fees	33,704
Professional fees	26,775
Registration fees	39,670
Shareholder report expenses	34,712
Trustees’ fees and expenses	10,909
Other fees and expenses	9,917

Total expenses	1,481,274
Less: Fee waivers and/or expense reimbursements
Fund-level	(103,904)
Class A	(262)
Class R6	(5,849)
Administrator Class	(14,499)
Institutional Class	(69,840)

Net expenses	1,286,920

Net investment income	5,651,220

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,967,047
Futures contracts	(231,579)

Net realized gains on investments	1,735,468

Net change in unrealized gains (losses) on
Unaffiliated securities	3,417,299
Futures contracts	332,355

Net change in unrealized gains (losses) on investments	3,749,654

Net realized and unrealized gains (losses) on investments	5,485,122

Net increase in net assets resulting from operations	$11,136,342

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short Duration Government Bond Fund

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$5,651,220		$14,884,157
Net realized gains on investments		1,735,468		50,123
Net change in unrealized gains (losses) on investments		3,749,654		9,018,055

Net increase in net assets resulting from operations		11,136,342		23,952,335

Distributions to shareholders from net investment income and net realized gains
Class A		(331,847)		(753,979)
Class C		(67,476)		(226,983)
Class R6		(527,580)		(1,078,024)
Administrator Class		(458,838)		(1,529,339)
Institutional Class		(5,827,232)		(12,903,892)

Total distributions to shareholders		(7,212,973)		(16,492,217)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	317,775	3,086,221	617,334	5,934,764
Class C	65,831	640,406	106,035	1,018,014
Class R6	661,536	6,454,854	2,188,387	21,183,601
Administrator Class	149,612	1,458,249	238,230	2,291,607
Institutional Class	9,685,505	94,255,751	10,430,140	100,435,708

		105,895,481		130,863,694

Reinvestment of distributions
Class A	32,517	315,994	74,715	719,348
Class C	6,370	62,005	21,609	208,280
Class R6	46,831	456,860	93,340	902,462
Administrator Class	46,702	454,809	157,806	1,521,378
Institutional Class	576,061	5,605,728	1,279,269	12,338,544

		6,895,396		15,690,012

Payment for shares redeemed
Class A	(619,205)	(6,011,588)	(829,358)	(7,984,256)
Class C	(284,667)	(2,769,548)	(667,791)	(6,437,263)
Class R6	(977,222)	(9,511,431)	(1,664,571)	(16,097,185)
Administrator Class	(342,745)	(3,334,281)	(3,899,844)	(37,590,853)
Institutional Class	(11,725,988)	(114,084,390)	(17,338,426)	(166,712,595)

		(135,711,238)		(234,822,152)

Net decrease in net assets resulting from capital share transactions		(22,920,361)		(88,268,446)

Total decrease in net assets		(18,996,992)		(80,808,328)

Net assets
Beginning of period		565,663,065		646,471,393

End of period		$546,666,073		$565,663,065

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.73	$9.60	$9.85	$9.96	$10.02	$10.08
Net investment income	0.09	0.21	0.14	0.07	0.07	0.04
Net realized and unrealized gains (losses) on investments	0.09	0.16	(0.20)	(0.03)	0.02	0.02

Total from investment operations	0.18	0.37	(0.06)	0.04	0.09	0.06
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.19)	(0.15)	(0.15)	(0.12)
Net asset value, end of period	$9.80	$9.73	$9.60	$9.85	$9.96	$10.02
Total return[1]	1.87%	3.92%	(0.56)%	0.45%	0.90%	0.55%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.80%	0.79%	0.78%	0.78%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.73%	2.22%	1.36%	0.79%	0.70%	0.55%
Supplemental data
Portfolio turnover rate	242%	635%	331%	348%	284%	500%
Net assets, end of period (000s omitted)	$27,199	$29,618	$30,538	$51,890	$57,976	$62,504

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.75	$9.62	$9.87	$9.98	$10.03	$10.10
Net investment income (loss)	0.05	0.14 [1]	0.06 [1]	(0.00)[1,2]	(0.01)	(0.03)
Net realized and unrealized gains (losses) on investments	0.09	0.16	(0.19)	(0.03)	0.03	0.00 [2]

Total from investment operations	0.14	0.30	(0.13)	(0.03)	0.02	(0.03)
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.12)	(0.08)	(0.07)	(0.04)
Net asset value, end of period	$9.82	$9.75	$9.62	$9.87	$9.98	$10.03
Total return[3]	1.49%	3.14%	(1.30)%	(0.30)%	0.25%	(0.30)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.55%	1.54%	1.53%	1.53%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	0.98%	1.49%	0.62%	0.04%	(0.05)%	(0.20)%
Supplemental data
Portfolio turnover rate	242%	635%	331%	348%	284%	500%
Net assets, end of period (000s omitted)	$8,018	$10,032	$15,093	$20,026	$27,454	$31,910

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS R6		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.77	$9.64	$9.89	$9.99	$10.05	$10.11
Net investment income	0.11 [1]	0.25 [1]	0.16 [1]	0.12 [1]	0.12	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.09	0.16	(0.17)	(0.02)	0.01	0.01

Total from investment operations	0.20	0.41	(0.01)	0.10	0.13	0.10
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.24)	(0.20)	(0.19)	(0.16)
Net asset value, end of period	$9.84	$9.77	$9.64	$9.89	$9.99	$10.05
Total return[2]	2.07%	4.34%	(0.14)%	0.96%	1.32%	0.96%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.42%	0.41%	0.40%	0.40%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.15%	2.62%	1.64%	1.19%	1.11%	0.88%
Supplemental data
Portfolio turnover rate	242%	635%	331%	348%	284%	500%
Net assets, end of period (000s omitted)	$39,650	$41,987	$35,472	$172,106	$233,993	$231,878

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.75	$9.62	$9.87	$9.98	$10.03	$10.10
Net investment income	0.09	0.23 [1]	0.15 [1]	0.08	0.08	0.06
Net realized and unrealized gains (losses) on investments	0.10	0.16	(0.19)	(0.02)	0.04	0.00 [2]

Total from investment operations	0.19	0.39	(0.04)	0.06	0.12	0.06
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.21)	(0.17)	(0.17)	(0.13)
Net asset value, end of period	$9.82	$9.75	$9.62	$9.87	$9.98	$10.03
Total return[2]	1.96%	4.10%	(0.37)%	0.63%	1.18%	0.63%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.74%	0.73%	0.72%	0.72%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.91%	2.41%	1.56%	0.96%	0.87%	0.73%
Supplemental data
Portfolio turnover rate	242%	635%	331%	348%	284%	500%
Net assets, end of period (000s omitted)	$37,664	$38,816	$71,997	$89,743	$121,576	$156,669

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.75	$9.62	$9.87	$9.98	$10.03	$10.10
Net investment income	0.10	0.25	0.17	0.11	0.11	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.16	(0.19)	(0.03)	0.03	(0.01)

Total from investment operations	0.20	0.41	(0.02)	0.08	0.14	0.08
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.23)	(0.19)	(0.19)	(0.15)
Net asset value, end of period	$9.82	$9.75	$9.62	$9.87	$9.98	$10.03
Total return[1]	2.05%	4.29%	(0.20)%	0.81%	1.37%	0.81%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.48%	0.47%	0.46%	0.45%	0.45%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.09%	2.58%	1.75%	1.15%	1.06%	0.92%
Supplemental data
Portfolio turnover rate	242%	635%	331%	348%	284%	500%
Net assets, end of period (000s omitted)	$434,135	$445,211	$493,372	$579,690	$664,047	$587,835

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to

Wells Fargo Short Duration Government Bond Fund  |  19

Notes to financial statements (unaudited)

make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $570,544,528 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$9,548,200

Gross unrealized losses	(1,092,441)

Net unrealized gains	$8,455,759

As of August 31, 2019, the Fund had capital loss carryforwards which consist of $42,276,451 in short-term capital losses and $36,146,102 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$383,933,284	$0	$383,933,284

Asset-backed securities	0	58,670,666	0	58,670,666

Non-agency mortgage-backed securities	0	32,185,707	0	32,185,707

U.S. Treasury securities	63,396,568	0	0	63,396,568

Short-term investments

Investment companies	40,472,132	0	0	40,472,132

	103,868,700	474,789,657	0	578,658,357

Futures contracts	1,002,303	0	0	1,002,303

Total assets	$104,871,003	$474,789,657	$0	$579,660,660

Liabilities

Futures contracts	$660,373	$0	$0	$660,373

Total liabilities	$660,373	$0	$0	$660,373

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255
For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Wells Fargo Short Duration Government Bond Fund  |  21

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $351 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,321,676,478	$44,920,378	$1,354,001,081	$40,053,806

22  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2020, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $176,535,843 in long futures contracts and $60,195,905 in short futures contracts during the six months ended February 29, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

Wells Fargo Short Duration Government Bond Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Wells Fargo Short Duration Government Bond Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Short Duration Government Bond Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Short Duration Government Bond Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Short Duration Government Bond Fund  |  27

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

28  |  Wells Fargo Short Duration Government Bond Fund

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1)the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

Wells Fargo Short Duration Government Bond Fund  |  29

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

30  |  Wells Fargo Short Duration Government Bond Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0320-04743 04-20

SA220/SAR220 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Government Securities Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Government Securities Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Government Securities Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Government Securities Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®

Michal Stanczyk

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SGVDX)	8-31-1999	4.67	1.61	2.42	9.60	2.55	2.89	0.91	0.85

Class C (WGSCX)	12-26-2002	7.79	1.79	2.12	8.79	1.79	2.12	1.66	1.60

Administrator Class (WGSDX)	4-8-2005	–	–	–	9.84	2.77	3.11	0.85	0.64

Institutional Class (SGVIX)	8-31-1999	–	–	–	10.01	2.95	3.28	0.58	0.48

Bloomberg Barclays U.S. Aggregate ex Credit Index[3]	–	–	–	–	10.20	3.06	3.34	–	–

Bloomberg Barclays Intermediate U.S. Government Bond Index[4]	–	–	–	–	8.05	2.46	2.52	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Government Securities Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[5]

FNMA, 3.00%, 12-1-2045	3.35

U.S. Treasury Bond, 3.00%, 2-15-2047	2.44

U.S. Treasury Bond, 4.25%, 11-15-2040	2.44

FHLMC, 4.50%, 9-1-2049	2.23

U.S. Treasury Bond, 3.75%, 11-15-2043	2.09

FNMA, 4.00%, 4-1-2046	2.08

FNMA, 3.00%, 6-1-2034	2.07

TVA, 4.63%, 9-15-2060	1.92

FNMA, 3.50%, 4-1-2034	1.89

FHLMC, 3.50%, 10-1-2049	1.87

Portfolio composition as of February 29, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.64% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Bloomberg Barclays U.S. Aggregate ex Credit Index is composed of the Bloomberg Barclays U.S. Government Bond Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[4]

The Bloomberg Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Government Securities Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,026.55	$4.28	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

Class C

Actual	$1,000.00	$1,022.74	$8.05	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%

Administrator Class

Actual	$1,000.00	$1,028.52	$3.23	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.22	0.64%

Institutional Class

Actual	$1,000.00	$1,029.34	$2.42	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 70.82%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$301,583	$301,025
FHLB	5.63	3-14-2036	6,020,000	9,108,049
FHLMC	4.00	5-1-2049	5,579,125	5,888,543
FHLMC	3.50	10-1-2049	11,355,002	11,796,588
FHLMC	5.00	6-1-2026	1,067,930	1,129,875
FHLMC	2.38	4-25-2023	482,768	486,687
FHLMC	2.46	3-25-2022	262,493	264,136
FHLMC	2.62	12-25-2026	3,904,480	4,075,660
FHLMC	2.75	3-25-2027	5,378,081	5,621,642
FHLMC (1 Month LIBOR +1.18%) ±	2.84	12-15-2036	320,968	330,287
FHLMC	2.90	4-25-2026	5,894,738	6,205,577
FHLMC	3.00	5-15-2026	510,853	524,053
FHLMC	3.00	12-1-2049	5,807,202	5,984,346
FHLMC	3.00	1-15-2054	120,940	123,943
FHLMC (11th District Cost of Funds +1.25%) ±	3.42	7-1-2032	305,467	308,032
FHLMC	3.50	9-15-2043	3,744,619	3,872,781
FHLMC	3.50	8-1-2045	4,522,683	4,784,129
FHLMC	3.50	11-1-2045	8,198,043	8,678,026
FHLMC	3.50	12-1-2045	5,776,445	6,115,006
FHLMC	3.50	12-1-2045	1,665,634	1,762,342
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.83	5-1-2026	23,247	23,712
FHLMC	4.00	12-15-2024	1,400,980	1,463,447
FHLMC	4.00	6-1-2044	3,927,256	4,250,915
FHLMC	4.00	9-1-2049	1,333,450	1,403,814
FHLMC (12 Month LIBOR +2.05%) ±	4.05	1-1-2038	562,076	598,307
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	3,058	3,081
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	41,472	41,944
FHLMC (12 Month LIBOR +1.74%) ±	4.22	7-1-2038	1,228,825	1,297,618
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	4.29	10-1-2026	111,789	115,748
FHLMC	4.50	3-1-2042	303,683	331,026
FHLMC	4.50	9-1-2044	3,055,124	3,335,131
FHLMC	4.50	9-1-2049	13,185,076	14,058,319
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	19,387	20,083
FHLMC (1 Year Treasury Constant Maturity +0.00%) ±	4.90	7-1-2029	24,928	25,615
FHLMC	5.00	8-1-2040	876,386	982,251
FHLMC	5.50	7-1-2035	2,700,178	3,025,575
FHLMC	5.50	12-1-2038	1,731,709	1,990,712
FHLMC	6.00	10-1-2032	22,564	26,226
FHLMC	6.00	5-25-2043	3,880,852	4,576,833
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	46,171	45,915
FHLMC	6.50	4-1-2021	525	528
FHLMC	6.50	4-1-2022	17,886	19,964
FHLMC	6.50	9-1-2028	12,780	14,266
FHLMC	6.50	7-1-2031	2	2
FHLMC	6.75	9-15-2029	5,360,000	7,921,031
FHLMC	7.00	12-1-2023	1,577	1,686
FHLMC	7.00	12-1-2026	340	369
FHLMC	7.00	4-1-2029	1,102	1,279
FHLMC	7.00	5-1-2029	6,724	7,894
FHLMC	7.00	4-1-2032	72,559	85,745
FHLMC	7.50	11-1-2031	141,082	161,676
FHLMC	7.50	4-1-2032	143,104	167,538
FHLMC	8.00	8-1-2023	4,956	5,180
FHLMC	8.00	6-1-2024	2,605	2,809
FHLMC	8.00	6-1-2024	2,172	2,193
FHLMC	8.00	6-1-2024	4,038	4,153
FHLMC	8.00	8-1-2026	11,160	12,772

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	11-1-2026	$10,573	$12,079
FHLMC	8.00	11-1-2028	5,606	6,077
FHLMC	8.50	12-1-2025	6,653	7,279
FHLMC	8.50	5-1-2026	948	991
FHLMC	8.50	8-1-2026	4,190	4,232
FHLMC	8.50	8-1-2026	13,988	14,037
FHLMC	9.00	4-1-2021	3	3
FHLMC	9.00	4-1-2021	29	30
FHLMC	9.00	8-1-2021	37	39
FHLMC	9.00	7-1-2022	22	22
FHLMC	9.00	9-1-2024	107	108
FHLMC	9.50	6-1-2020	1	1
FHLMC	9.50	8-1-2020	8	8
FHLMC	9.50	9-1-2020	2	2
FHLMC	9.50	9-1-2020	36	36
FHLMC	9.50	9-1-2020	2	2
FHLMC	9.50	10-1-2020	1	1
FHLMC	9.50	11-1-2020	6	6
FHLMC	9.50	5-1-2021	36	37
FHLMC	9.50	9-17-2022	7,883	7,920
FHLMC	9.50	4-1-2025	10,888	11,023
FHLMC	10.00	8-1-2020	2	2
FHLMC	10.00	10-1-2021	37	37
FHLMC	10.00	8-17-2022	169	171
FHLMC	10.00	2-17-2025	14,118	14,111
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,989,989
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,761,916	1,797,609
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	1.91	10-15-2034	63,611	63,629
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	1.91	7-15-2042	554,284	550,162
FHLMC Series K020 Class X1 ±±(c)	1.37	5-25-2022	42,007,135	1,082,452
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,969,277
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	350,022
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	180,359
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	2.33	2-25-2023	196,607	196,391
FHLMC Series KJ14 Class A1	2.20	11-25-2023	1,413,770	1,447,119
FHLMC Series M036 Class A	4.16	12-15-2029	3,440,000	3,760,264
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.00%) ±	2.03	11-25-2028	162,777	163,821
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	1.94	5-25-2030	529,579	528,311
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	1.94	9-25-2031	634,574	628,594
FHLMC Series T-42 Class A6	9.50	2-25-2042	699,599	880,301
FHLMC Series T-55 Class 2A1 ±±	3.80	3-25-2043	354,599	360,554
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	903,163	1,109,442
FHLMC Series T-57 Class 2A1 ±±	4.04	7-25-2043	1,711,012	1,886,196
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +0.00%) ±	3.25	10-25-2044	893,418	894,725
FHLMC Series T-67 Class 1A1C ±±	3.69	3-25-2036	574,795	589,530
FHLMC Series T-67 Class 2A1C ±±	3.70	3-25-2036	1,206,333	1,235,127
FNMA	2.32	1-1-2026	6,336,291	6,623,173
FNMA ¤	0.00	5-15-2030	7,700,000	6,506,144
FNMA (1 Month LIBOR +0.25%) ±	1.73	6-27-2036	79,447	78,093
FNMA (1 Month LIBOR +0.35%) ±	2.01	2-25-2032	413,226	413,625
FNMA (11th District Cost of Funds +1.25%) ±	2.41	5-1-2036	948,464	945,350
FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	4,400,924	4,526,626
FNMA	2.50	4-25-2039	2,308	2,304
FNMA (11th District Cost of Funds +1.54%) ±	2.65	5-1-2023	15,131	15,103
FNMA (11th District Cost of Funds +1.25%) ±	2.78	9-1-2027	146,342	147,454
FNMA ±±	2.80	2-25-2027	10,000,000	10,821,462

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.86%	11-1-2021	$2,489,722	$2,558,366
FNMA	3.00	5-1-2027	1,029,955	1,068,858
FNMA	3.00	6-1-2034	12,554,048	13,002,788
FNMA	3.00	4-1-2045	109,116	114,144
FNMA	3.00	11-1-2045	8,883,554	9,292,563
FNMA	3.00	12-1-2045	20,164,109	21,093,284
FNMA	3.00	12-1-2046	696,228	726,739
FNMA	3.02	2-1-2026	6,098,271	6,559,438
FNMA ±±	3.05	1-1-2024	24,886	25,440
FNMA	3.31	9-25-2020	1,589,999	1,599,194
FNMA (11th District Cost of Funds +1.25%) ±	3.38	5-1-2036	333,060	342,528
FNMA	3.48	3-1-2029	917,993	1,035,832
FNMA	3.50	4-1-2034	11,379,307	11,920,047
FNMA	3.50	2-1-2043	46,233	49,188
FNMA	3.50	2-1-2045	1,570,201	1,660,737
FNMA	3.50	4-1-2045	4,649,559	4,917,654
FNMA	3.50	8-1-2045	583,538	617,188
FNMA	3.50	12-1-2045	2,272,275	2,403,311
FNMA	3.50	2-1-2046	2,153,409	2,277,623
FNMA	3.50	8-1-2049	8,360,932	8,679,647
FNMA (12 Month LIBOR +1.54%) ±	3.55	1-1-2043	148,639	153,112
FNMA	3.63	3-1-2029	390,000	444,946
FNMA	3.77	3-1-2029	988,519	1,136,800
FNMA	3.86	3-1-2029	837,622	968,098
FNMA (12 Month LIBOR +1.73%) ±	3.99	9-1-2036	348,644	364,821
FNMA	4.00	10-25-2025	41,553	352
FNMA	4.00	4-1-2046	12,206,315	13,107,262
FNMA	4.00	3-1-2047	1,483,459	1,616,876
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	114,385	120,452
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.08	12-1-2034	251,649	259,376
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	523,756	552,930
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.45	10-1-2027	101,971	105,701
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.48	12-1-2040	23,449	24,717
FNMA	4.50	1-1-2026	63,917	66,367
FNMA	4.50	10-1-2046	337,649	368,470
FNMA	4.50	9-1-2049	4,512,693	4,831,775
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.52	9-1-2031	27,755	29,182
FNMA (12 Month LIBOR +1.63%) ±	4.63	4-1-2032	59,045	59,265
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.64	9-1-2031	105,930	109,733
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.67	6-1-2034	274,791	285,313
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2032	83,525	86,599
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.73	7-1-2026	71,222	73,846
FNMA	5.00	4-1-2023	103,975	109,967
FNMA	5.00	6-1-2023	232,901	246,323
FNMA	5.00	3-1-2034	386,657	433,337
FNMA	5.00	8-1-2040	4,854,883	5,461,916
FNMA	5.00	10-1-2040	625,457	703,664
FNMA	5.00	1-1-2042	439,438	493,749
FNMA	5.00	11-1-2048	1,537,955	1,665,937
FNMA	5.00	12-1-2048	1,236,922	1,339,954
FNMA	5.50	6-1-2020	15,408	15,417
FNMA	5.50	11-1-2023	41,568	43,736
FNMA	5.50	1-1-2025	17,413	18,101
FNMA	5.50	1-1-2025	83,969	86,874
FNMA	5.50	9-1-2033	1,622,447	1,855,075
FNMA	5.50	9-1-2033	612,880	700,570

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	8-1-2035	$469,991	$540,095
FNMA	5.50	1-1-2037	459,017	527,711
FNMA	5.50	4-1-2040	1,208,803	1,388,108
FNMA (6 Month LIBOR +2.86%) ±	5.61	4-1-2033	11,180	11,602
FNMA	5.61	2-1-2021	486,787	492,013
FNMA (6 Month LIBOR +3.13%) ±	5.61	7-1-2033	134,262	135,819
FNMA	5.95	6-1-2024	1,532,557	1,771,948
FNMA	6.00	3-1-2024	43,392	48,021
FNMA	6.00	1-1-2028	689,713	763,289
FNMA	6.00	2-1-2035	994,936	1,111,264
FNMA	6.00	11-1-2037	351,139	412,663
FNMA	6.00	7-1-2038	129,026	151,931
FNMA	6.50	1-1-2024	9,792	10,925
FNMA	6.50	3-1-2028	11,908	12,859
FNMA	6.50	12-1-2029	159,457	178,111
FNMA	6.50	11-1-2031	34,461	38,449
FNMA	6.50	7-1-2036	292,363	341,484
FNMA	6.50	7-1-2036	282,226	332,910
FNMA	6.50	7-25-2042	1,262,664	1,504,037
FNMA	6.63	11-15-2030	3,220,000	4,861,969
FNMA	7.00	11-1-2026	3,936	4,229
FNMA	7.00	9-1-2031	2,692	2,697
FNMA	7.00	1-1-2032	1,948	2,211
FNMA	7.00	2-1-2032	68,064	80,741
FNMA	7.00	10-1-2032	162,727	196,153
FNMA	7.00	2-1-2034	1,803	2,090
FNMA	7.00	4-1-2034	102,213	119,422
FNMA	7.00	1-1-2036	6,103	6,585
FNMA	7.50	9-1-2031	68,444	81,864
FNMA	7.50	11-25-2031	288,091	347,860
FNMA	7.50	2-1-2032	25,858	30,510
FNMA	7.50	10-1-2037	681,847	829,970
FNMA	8.00	5-1-2027	24,339	24,556
FNMA	8.00	6-1-2028	3,756	4,121
FNMA	8.00	2-1-2030	28,446	28,815
FNMA	8.00	7-1-2031	756,700	868,987
FNMA	8.50	8-1-2024	4,092	4,104
FNMA	8.50	5-1-2026	72,027	78,809
FNMA	8.50	7-1-2026	17,757	18,295
FNMA	8.50	10-1-2026	47	47
FNMA	8.50	10-1-2026	1,888	1,893
FNMA	8.50	11-1-2026	23,856	24,165
FNMA	8.50	11-1-2026	5,563	5,702
FNMA	8.50	12-1-2026	97,658	109,262
FNMA	8.50	12-1-2026	12,577	13,902
FNMA	8.50	12-1-2026	225	225
FNMA	8.50	2-1-2027	151	167
FNMA	8.50	2-1-2027	5,186	5,202
FNMA	8.50	3-1-2027	667	710
FNMA	8.50	6-1-2027	51,060	52,899
FNMA	9.00	3-1-2021	1,446	1,455
FNMA	9.00	6-1-2021	20	20
FNMA	9.00	8-1-2021	26	27
FNMA	9.00	10-1-2021	296	299
FNMA	9.00	1-1-2025	12,327	13,423
FNMA	9.00	3-1-2025	1,556	1,562

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	9.00%	3-1-2025	$701	$704
FNMA	9.00	7-1-2028	3,201	3,231
FNMA	9.50	11-1-2020	7	7
FNMA	9.50	12-15-2020	185	185
FNMA	9.50	6-1-2022	195	196
FNMA	9.50	7-1-2028	4,617	4,635
FNMA Series 1990-144 Class W	9.50	12-25-2020	4,121	4,214
FNMA Series 1990-75 Class Z	9.50	7-25-2020	193	193
FNMA Series 1990-84 Class Y	9.00	7-25-2020	302	303
FNMA Series 1990-96 Class Z	9.67	8-25-2020	4,039	4,074
FNMA Series 1991-85 Class Z	8.00	6-25-2021	6,077	6,277
FNMA Series 1992-45 Class Z	8.00	4-25-2022	23,843	25,039
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	588,998	678,094
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	659,808	792,148
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	187,711	229,660
FNMA Series 2002-T12 Class A5 ±±	4.84	10-25-2041	742,651	785,555
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,348,870	4,019,694
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	1.87	5-25-2032	387,669	384,118
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	484,159	563,996
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.01	3-25-2033	894,536	877,479
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.90	6-25-2033	75,708	74,416
FNMA Series 2003-W1 Class 1A1 ±±	5.27	12-25-2042	638,368	715,197
FNMA Series 2003-W11 Class A1 ±±	4.79	6-25-2033	39,389	41,197
FNMA Series 2003-W3 Class 1A4 ±±	4.08	8-25-2042	1,997,005	2,144,831
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	1.88	4-25-2033	249,771	244,456
FNMA Series 2003-W6 Class 6A ±±	4.17	8-25-2042	1,093,386	1,137,039
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	1,155,471	1,425,295
FNMA Series 2003-W8 Class PT1 ±±	9.20	12-25-2042	428,972	501,138
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	346,095	404,960
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	932,114	1,095,002
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	596,595	715,466
FNMA Series 2005-71 Class DB	4.50	8-25-2025	357,179	367,810
FNMA Series 2007-W10 Class 2A ±±	6.32	8-25-2047	288,253	329,601
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	72,541	1,456
FNMA Series 2013-17 Class PC	2.00	3-25-2039	989,671	998,401
FNMA Series 2014-20 Class TM ±±	5.16	4-25-2044	982,699	1,144,674
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	539,589
FNMA Series 265 Class 2	9.00	3-25-2024	39,076	43,166
FNMA Series G-8 Class E	9.00	4-25-2021	2,743	2,768
FNMA Series G92-30 Class Z	7.00	6-25-2022	10,892	11,234
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	627,730	669,975
GNMA	3.50	12-20-2049	8,066,281	8,403,015
GNMA ±±	1.68	4-20-2069	8,035,097	382,472
GNMA	3.00	11-20-2045	9,063,753	9,459,420
GNMA %%	3.00	3-23-2050	6,870,000	7,098,105
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.13	11-20-2020	5,770	5,793
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.25	8-20-2020	4,769	4,776
GNMA	3.50	12-20-2047	10,969,907	11,485,512
GNMA	4.00	11-15-2024	969,869	1,017,153
GNMA	4.00	12-20-2047	7,505,335	7,941,766
GNMA	4.25	6-20-2036	388,660	412,495
GNMA	4.50	8-20-2049	2,429,848	2,557,868
GNMA	5.00	7-20-2040	986,273	1,102,552
GNMA	6.00	8-20-2034	83,467	92,510
GNMA	6.50	12-15-2025	6,204	6,885
GNMA	6.50	5-15-2029	559	620

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.50%	5-15-2031	$676	$750
GNMA	6.50	9-20-2033	41,633	48,585
GNMA	7.00	12-15-2022	6,574	6,819
GNMA	7.00	5-15-2026	1,483	1,588
GNMA	7.00	3-15-2028	19,256	19,531
GNMA	7.00	4-15-2031	832	847
GNMA	7.00	8-15-2031	17,969	18,740
GNMA	7.00	3-15-2032	13,501	13,794
GNMA	7.34	10-20-2021	11,044	11,128
GNMA	7.34	9-20-2022	4,333	4,343
GNMA	8.00	6-15-2023	2,150	2,272
GNMA	8.00	12-15-2023	110,781	118,691
GNMA	8.00	2-15-2024	454	486
GNMA	8.00	9-15-2024	2,256	2,285
GNMA	8.00	6-15-2025	44	44
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	202,040	3
GNMA Series 2005-23 Class IO ±±(c)	0.00	6-17-2045	1,673,594	177
GNMA Series 2006-32 Class XM ±±(c)	0.05	11-16-2045	5,267,791	6,168
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	266,657	275,570
GNMA Series 2008-22 Class XM ±±(c)	1.11	2-16-2050	11,393,388	300,950
GNMA Series 2010-158 Class EI (c)	4.00	12-16-2025	6,718,886	480,122
GNMA Series 2012-12 Class HD	2.00	5-20-2062	87,501	88,115
Overseas Private Investment Corporation	2.12	3-20-2024	5,770,000	5,906,444
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	5,187,771
Resolution Funding Corporation STRIPS ¤	0.00	5-15-2039	8,275,000	6,057,898
Resolution Funding Corporation STRIPS ¤	0.00	11-15-2039	5,865,000	4,244,370
TVA ¤	0.00	11-1-2025	5,000,000	4,624,158
TVA	4.25	9-15-2065	2,600,000	3,955,429
TVA	4.63	9-15-2060	7,550,000	12,096,865
TVA	5.88	4-1-2036	4,380,000	6,766,585

Total Agency Securities (Cost $418,985,288)				445,889,858

Asset-Backed Securities: 1.86%
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	6,000,000	6,003,962
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,511,979
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,143,116	1,161,618

Total Asset-Backed Securities (Cost $11,591,886)				11,677,559

Corporate Bonds and Notes: 0.70%

Financials: 0.70%

Mortgage REITs: 0.70%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,394,888

Total Corporate Bonds and Notes (Cost $4,000,000)				4,394,888

Municipal Obligations: 0.92%

Texas: 0.92%

Miscellaneous Revenue: 0.92%
San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	5,787,458

Total Municipal Obligations (Cost $5,599,133)				5,787,458

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities: 7.10%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40%	1-15-2051	$305,000	$337,217
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,316,985
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,593,307
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,641,699	2,857,872
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,540,011
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,165,000	4,505,116
Goldmand Sachs Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	671,025	678,512
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,356,088
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.43	6-25-2052	3,000,000	3,002,003
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,024,270
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	2,134,742	2,159,635
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,805,238	2,825,653
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,861,546
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.23	2-15-2025	113,403	126,194
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	146,417	167,073
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	754,147	767,534
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,584,625	2,611,759

Total Non-Agency Mortgage-Backed Securities (Cost $43,397,481)				44,730,775

U.S. Treasury Securities: 11.15%
TIPS	1.38	2-15-2044	3,026,664	3,918,612
U.S. Treasury Bond	1.50	2-15-2030	640,000	661,800
U.S. Treasury Bond	0.13	1-15-2030	4,514,576	4,694,733
U.S. Treasury Bond	1.50	1-31-2027	2,470,000	2,544,679
U.S. Treasury Bond	2.00	2-15-2050	3,960,000	4,275,872
U.S. Treasury Bond	3.00	11-15-2044	1,665,000	2,114,940
U.S. Treasury Bond ##	3.00	5-15-2045	3,190,000	4,062,889
U.S. Treasury Bond	3.00	2-15-2047	11,920,000	15,380,525
U.S. Treasury Bond	3.75	11-15-2043	9,295,000	13,172,758
U.S. Treasury Bond	4.25	11-15-2040	10,330,000	15,340,453
U.S. Treasury Note	1.75	11-15-2029	2,580,000	2,724,117
U.S. Treasury Note	1.88	7-31-2026	1,260,000	1,326,593

Total U.S. Treasury Securities (Cost $62,376,528)				70,217,971

Yankee Government Bonds: 3.50%
Hashemite Kingdom of Jordan	3.00	6-30-2025	10,636,000	11,520,297
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,562,733
U.S. International Development Finance Corporation	2.82	3-20-2024	7,605,000	7,941,951

Total Yankee Government Bonds (Cost $21,361,874)				22,024,981

	Yield		Shares
Short-Term Investments: 5.29%

Investment Companies: 5.29%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52		33,311,967	33,311,967

Total Short-Term Investments (Cost $33,311,967)				33,311,967

Total investments in securities (Cost $600,624,157)	101.34%	638,035,457

Other assets and liabilities, net	(1.34)	(8,411,224)

Total net assets	100.00%	$629,624,233

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  13

Portfolio of investments—February 29, 2020 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	392	6-30-2020	$85,080,959	$85,584,625	$503,666	$0

5-Year U.S. Treasury Notes	215	6-30-2020	26,084,212	26,391,250	307,038	0

10-Year U.S. Treasury Notes	125	6-19-2020	16,587,127	16,843,750	256,623	0

Short

U.S. Long Term Bonds	(150)	6-19-2020	(24,986,382)	(25,537,500)	0	(551,118)

U.S. Ultra Bond	(28)	6-19-2020	(5,666,450)	(5,810,000)	0	(143,550)

10-Year Ultra Futures	(113)	6-19-2020	(16,707,720)	(16,974,719)	0	(266,999)

					$1,067,327	$(961,667)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	21,461,781	136,727,468	(124,877,282)	33,311,967	$0	$0	$136,727	$33,311,967	5.29%

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Government Securities Fund

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $567,312,190)	$604,723,490
Investments in affiliated securities, at value (cost $33,311,967)	33,311,967
Cash	961,613
Cash segregated for futures contracts	2,232,371
Receivable for investments sold	542,745
Principal paydown receivable	47,141
Receivable for Fund shares sold	4,002,953
Receivable for interest	2,658,279
Prepaid expenses and other assets	49,754

Total assets	648,530,313

Liabilities
Payable for investments purchased	17,044,798
Payable for Fund shares redeemed	1,165,614
Payable for daily variation margin on open futures contracts	44,041
Management fee payable	167,237
Dividends payable	171,514
Administration fees payable	59,431
Distribution fee payable	6,043
Trustees’ fees and expenses payable	5,910
Accrued expenses and other liabilities	241,492

Total liabilities	18,906,080

Total net assets	$629,624,233

Net assets consist of
Paid-in capital	$622,589,776
Total distributable earnings	7,034,457

Total net assets	$629,624,233

Computation of net asset value and offering price per share
Net assets – Class A	$267,370,591
Shares outstanding – Class A1	23,266,871
Net asset value per share – Class A	$11.49
Maximum offering price per share – Class A2	$12.03
Net assets – Class C	$10,058,613
Shares outstanding – Class C1	875,422
Net asset value per share – Class C	$11.49
Net assets – Administrator Class	$112,346,541
Shares outstanding – Administrator Class[1]	9,780,663
Net asset value per share – Administrator Class	$11.49
Net assets – Institutional Class	$239,848,488
Shares outstanding – Institutional Class[1]	20,879,633
Net asset value per share – Institutional Class	$11.49

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  15

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$7,926,406
Income from affiliated securities	136,727

Total investment income	8,063,133

Expenses
Management fee	1,318,139
Administration fees
Class A	209,512
Class C	8,165
Administrator Class	53,033
Institutional Class	85,219
Shareholder servicing fees
Class A	327,363
Class C	12,757
Administrator Class	132,584
Distribution fee
Class C	38,236
Custody and accounting fees	37,813
Professional fees	40,166
Registration fees	32,232
Shareholder report expenses	57,028
Trustees’ fees and expenses	10,909
Other fees and expenses	8,563

Total expenses	2,371,719
Less: Fee waivers and/or expense reimbursements
Fund-level	(282,890)
Administrator Class	(43,420)

Net expenses	2,045,409

Net investment income	6,017,724

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	4,561,113
Futures contracts	(281,412)

Net realized gains on investments	4,279,701

Net change in unrealized gains (losses) on
Unaffiliated securities	6,680,816
Futures contracts	(506,816)

Net change in unrealized gains (losses) on investments	6,174,000

Net realized and unrealized gains (losses) on investments	10,453,701

Net increase in net assets resulting from operations	$16,471,425

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Government Securities Fund

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$6,017,724		$15,143,454
Net realized gains (losses) on investments		4,279,701		(1,925,071)
Net change in unrealized gains (losses) on investments		6,174,000		39,126,909

Net increase in net assets resulting from operations		16,471,425		52,345,292

Distributions to shareholders from net investment income and net realized gains
Class A		(2,719,826)		(6,313,196)
Class C		(67,678)		(195,136)
Administrator Class		(1,212,429)		(2,239,507)
Institutional Class		(2,605,855)		(7,084,150)

Total distributions to shareholders		(6,605,788)		(15,831,989)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,498,996	16,849,033	2,998,141	32,247,697
Class C	74,452	838,272	130,403	1,399,972
Administrator Class	1,663,329	18,651,618	3,748,099	40,844,711
Institutional Class	4,626,895	52,003,093	10,629,768	114,197,617

		88,342,016		188,689,997

Reinvestment of distributions
Class A	215,625	2,425,569	514,113	5,557,375
Class C	2,109	23,717	6,968	75,010
Administrator Class	105,652	1,188,238	202,767	2,194,061
Institutional Class	165,742	1,864,450	527,779	5,677,579

		5,501,974		13,504,025

Payment for shares redeemed
Class A	(2,495,612)	(27,993,940)	(6,931,745)	(74,634,484)
Class C	(176,127)	(1,972,382)	(618,596)	(6,623,742)
Administrator Class	(1,395,647)	(15,615,510)	(3,152,863)	(33,929,729)
Institutional Class	(2,524,894)	(28,294,711)	(21,756,178)	(234,422,675)

		(73,876,543)		(349,610,630)

Net increase (decrease) in net assets resulting from capital share transactions		19,967,447		(147,416,608)

Total increase (decrease) in net assets		29,833,084		(110,903,305)

Net assets
Beginning of period		599,791,149		710,694,454

End of period		$629,624,233		$599,791,149

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.31	$10.65	$11.01	$11.51	$11.22	$11.11
Net investment income	0.10	0.23	0.19	0.15	0.11 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	0.20	0.68	(0.35)	(0.22)	0.34	0.13

Total from investment operations	0.30	0.91	(0.16)	(0.07)	0.45	0.20
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.20)	(0.16)	(0.10)	(0.09)
Net realized gains	0.00	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.12)	(0.25)	(0.20)	(0.43)	(0.16)	(0.09)
Net asset value, end of period	$11.49	$11.31	$10.65	$11.01	$11.51	$11.22
Total return[2]	2.65%	8.65%	(1.44)%	(0.52)%	4.03%	1.84%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.90%	0.88%	0.87%	0.87%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.88%	2.20%	1.86%	1.38%	0.94%	0.59%
Supplemental data
Portfolio turnover rate	43%	178%	197%	299%	397%	349%
Net assets, end of period (000s omitted)	$267,371	$271,986	$292,550	$394,645	$483,112	$232,545

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.31	$10.65	$11.01	$11.51	$11.21	$11.11
Net investment income (loss)	0.06 [1]	0.15 [1]	0.12 [1]	0.07 [1]	0.02 [1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.19	0.68	(0.36)	(0.23)	0.36	0.12

Total from investment operations	0.25	0.83	(0.24)	(0.16)	0.38	0.11
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.12)	(0.07)	(0.02)	(0.01)
Net realized gains	0.00	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.07)	(0.17)	(0.12)	(0.34)	(0.08)	(0.01)
Net asset value, end of period	$11.49	$11.31	$10.65	$11.01	$11.51	$11.21
Total return[2]	2.27%	7.84%	(2.18)%	(1.26)%	3.25%	1.08%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.65%	1.61%	1.62%	1.62%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income (loss)	1.13%	1.44%	1.12%	0.63%	0.16%	(0.13)%
Supplemental data
Portfolio turnover rate	43%	178%	197%	299%	397%	349%
Net assets, end of period (000s omitted)	$10,059	$11,026	$15,508	$20,132	$27,085	$26,981

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.31	$10.65	$11.01	$11.51	$11.21	$11.11
Net investment income	0.13	0.26 [1]	0.22 [1]	0.18 [1]	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.18	0.67	(0.35)	(0.23)	0.36	0.12

Total from investment operations	0.31	0.93	(0.13)	(0.05)	0.49	0.22
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.23)	(0.18)	(0.13)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.13)	(0.27)	(0.23)	(0.45)	(0.19)	(0.12)
Net asset value, end of period	$11.49	$11.31	$10.65	$11.01	$11.51	$11.21
Total return[2]	2.85%	8.88%	(1.23)%	(0.31)%	4.34%	1.97%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.84%	0.82%	0.81%	0.80%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	2.22%	2.42%	2.07%	1.60%	1.13%	0.82%
Supplemental data
Portfolio turnover rate	43%	178%	197%	299%	397%	349%
Net assets, end of period (000s omitted)	$112,347	$106,355	$91,671	$198,520	$229,169	$216,428

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.31	$10.65	$11.00	$11.50	$11.21	$11.10
Net investment income	0.16	0.27 [1]	0.24 [1]	0.19 [1]	0.15	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.16	0.68	(0.35)	(0.22)	0.35	0.14

Total from investment operations	0.32	0.95	(0.11)	(0.03)	0.50	0.25
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.24)	(0.20)	(0.15)	(0.14)
Net realized gains	0.00	0.00	0.00	(0.27)	(0.06)	0.00

Total distributions to shareholders	(0.14)	(0.29)	(0.24)	(0.47)	(0.21)	(0.14)
Net asset value, end of period	$11.49	$11.31	$10.65	$11.00	$11.50	$11.21
Total return[2]	2.93%	9.05%	(0.99)%	(0.15)%	4.42%	2.22%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.57%	0.55%	0.54%	0.54%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.25%	2.56%	2.22%	1.75%	1.28%	0.99%
Supplemental data
Portfolio turnover rate	43%	178%	197%	299%	397%	349%
Net assets, end of period (000s omitted)	$239,848	$210,424	$310,966	$416,834	$487,113	$468,859

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  21

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

22  |  Wells Fargo Government Securities Fund

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end. .

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $614,990,785 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$39,280,829

Gross unrealized losses	(16,130,497)

Net unrealized gains	$23,150,332

As of August 31, 2019, the Fund had capital loss carryforwards which consisted of $14,573,374 in short-term capital losses and $5,297,260 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Government Securities Fund  |  23

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$445,889,858	$0	$445,889,858

Asset-backed securities	0	11,677,559	0	11,677,559

Corporate bonds and notes	0	4,394,888	0	4,394,888

Municipal obligations	0	5,787,458	0	5,787,458

Non-agency mortgage-backed securities	0	44,730,775	0	44,730,775

U.S. Treasury securities	70,217,971	0	0	70,217,971

Yankee government bonds	0	22,024,981	0	22,024,981

Short-term investments

Investment companies	33,311,967	0	0	33,311,967

	103,529,938	534,505,519	0	638,035,457

Futures contracts	1,067,327	0	0	1,067,327

Total assets	$104,597,265	$534,505,519	$0	$639,102,784

Liabilities

Futures contracts	$961,667	$0	$0	$961,667

Total liabilities	$961,667	$0	$0	$961,667

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.450%

Next $500 million	0.425

Next $2 billion	0.400

Next $2 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.320

24  |  Wells Fargo Government Securities Fund

Notes to financial statements (unaudited)

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $2,935 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Wells Fargo Government Securities Fund  |  25

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$238,421,277	$51,483,461	$193,894,937	$61,210,702

6. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2020, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $105,626,799 in long futures contracts and $42,794,104 in short futures contracts during the six months ended February 29, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019

(“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

26  |  Wells Fargo Government Securities Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Government Securities Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28  |  Wells Fargo Government Securities Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Government Securities Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

30  |  Wells Fargo Government Securities Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney

Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Government Securities Fund  |  31

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

32  |  Wells Fargo Government Securities Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo Government Securities Fund  |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0320-04740 04-20

SA216/SAR216 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo Short-Term Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Short-Term Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term Bond Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“ Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Michael J. Schueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SSTVX)	8-31-1999	2.71	1.58	1.74	4.81	2.00	1.94	0.82	0.72

Class C (WFSHX)	3-31-2008	3.03	1.23	1.18	4.03	1.23	1.18	1.57	1.47

Class R6 (SSTYX)[3]	7-31-2018	–	–	–	5.02	2.25	2.23	0.44	0.40

Institutional Class (SSHIX)	8-31-1999	–	–	–	4.97	2.26	2.23	0.49	0.45

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	4.88	1.88	1.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment- grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Short-Term Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[5]

Jackson National Life Global Company, 2.50%, 6-27-2022	1.07

Hertz Vehicle Financing LLC Series 2015-1A Class A, 2.73%, 3-25-2021	1.06

World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3, 3.19%, 12-15-2021	0.94

Morgan Stanley, 2.75%, 5-19-2022	0.87

Bank of America NA, 3.34%, 1-25-2023	0.87

Honda Auto Receivables Owner Trust Series 2018-4 Class A3, 3.16%, 1-17-2023	0.77

Ford Credit Auto Owner Trust Series 2017-A Class A4, 1.92%, 4-15-2022	0.76

Westlake Automobile Receivables Trust Series 2019-2A Class A2A, 2.57%, 2-15-2023	0.76

Honda Auto Receivables Owner Trust Series 2016-4 Class A4, 1.36%, 1-18-2023	0.72

Hyundai Capital America Company, 2.38%, 2-10-2023	0.72

Portfolio allocation as of February 29, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.72% for Class A, 1.47% for Class C, 0.40% for Class R6, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]

The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Short-Term Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,018.01	$3.61	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	$3.62	0.72%

Class C

Actual	$1,000.00	$1,014.24	$7.36	1.47%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.37	1.47%

Class R6

Actual	$1,000.00	$1,019.63	$2.01	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%

Institutional Class

Actual	$1,000.00	$1,019.38	$2.26	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 3.43%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$94,245	$94,070
FHLMC	3.50	10-15-2025	342,529	359,181
FHLMC	3.50	6-15-2038	38,622	38,630
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.83	5-1-2026	20,365	20,772
FHLMC	4.00	5-1-2025	606,173	636,392
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.06	4-1-2038	174,724	185,558
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,293	2,311
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	33,262	35,048
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	604	620
FHLMC	6.00	10-1-2021	46,414	47,426
FHLMC	9.50	12-1-2022	775	781
FHLMC Series 2597 Class AE	5.50	4-15-2033	37,608	40,835
FHLMC Series 2642 Class AR	4.50	7-15-2023	137,457	141,923
FHLMC Series 3266 Class D	5.00	1-15-2022	1	1
FHLMC Series 3609 Class LA	4.00	12-15-2024	1,609	1,615
FHLMC Series 3855 Class HL	3.50	2-15-2026	3,776	3,773
FHLMC Series 3920 Class AB	3.00	9-15-2025	113,653	114,499
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	1.82	9-25-2022	12,951	12,939
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	5-25-2044	819,466	820,238
FHLMC Series T-42 Class A6	9.50	2-25-2042	282,841	355,897
FHLMC Series T-57 Class 2A1 ±±	4.04	7-25-2043	66,568	73,383
FHLMC Series T-59 Class 2A1 ±±	3.89	10-25-2043	781,985	917,909
FHMLC Series 4358 Class DA	3.00	6-15-2040	1,647,069	1,692,851
FNMA	2.02	6-1-2021	1,969,664	1,979,281
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.15	8-1-2034	194,205	197,905
FNMA	4.00	6-25-2026	358,613	383,435
FNMA	4.00	8-25-2037	255,639	265,846
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	38,128	40,151
FNMA (12 Month LIBOR +1.82%) ±	4.36	9-1-2040	545,804	578,737
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.39	8-1-2036	880,668	933,699
FNMA (12 Month Treasury Average +2.29%) ±	4.45	10-1-2036	684,200	718,558
FNMA (12 Month Treasury Average +2.42%) ±	4.53	7-1-2036	644,653	679,630
FNMA	5.50	3-1-2023	231,704	240,970
FNMA	6.00	4-1-2021	10,816	10,940
FNMA	6.00	3-1-2033	297,051	332,189
FNMA	6.50	8-1-2031	157,558	186,672
FNMA	8.00	9-1-2023	553	557
FNMA	9.00	11-1-2024	26,763	28,939
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	459,180	544,488
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	26,751	32,670
FNMA Series 2003-41 Class PE	5.50	5-25-2023	141,600	147,678
FNMA Series 2003-W11 Class A1 ±±	4.79	6-25-2033	5,410	5,659
FNMA Series 2003-W6 Class 6A ±±	4.17	8-25-2042	511,795	532,229
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	52,582	64,861
FNMA Series 2005-84 Class MB	5.75	10-25-2035	272,992	305,358
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	1.82	2-25-2046	1,029,555	1,013,209
FNMA Series 2008-53 Class CA	5.00	7-25-2023	66	66
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,209,955	1,272,203
GNMA	4.50	4-20-2035	69,910	74,268
GNMA	8.00	12-15-2023	8,509	9,117
GNMA	9.00	11-15-2024	1,059	1,063
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.93	5-20-2067	21,521	21,506
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.93	8-20-2067	66,833	66,819

Total Agency Securities (Cost $15,593,720)				16,265,355

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities: 15.30%
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28%	6-15-2022	$1,774,242	$1,778,334
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	1,007,900	1,009,591
CPS Auto Trust Series 2018-C Class A 144A	2.87	9-15-2021	78,928	78,965
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	735,447	736,213
Drive Auto Receivables Trust Series 2018-3 Class C	3.72	9-16-2024	1,000,000	1,007,731
DT Auto Owner Trust Series 2017-2A Class D 144A	3.89	1-15-2023	410,310	413,833
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.43	6-25-2026	384,169	384,775
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.63	12-25-2056	891,007	893,283
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	164,464	164,554
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,027,816	1,028,388
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	1,376,960	1,383,736
Flagship Credit Auto Trust Series 2018-2 Class A 144A	2.97	10-17-2022	673,282	676,378
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	3,610,000	3,618,908
Ford Credit Floorplan Master Owner Trust LLC Series 2017-1 Class A1	2.07	5-15-2022	2,995,000	2,997,696
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	1,494,806	1,496,319
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62	6-17-2024	300,000	315,955
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	5,000,000	5,003,302
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	2,280,000	2,378,268
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,557,999
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	2.68	2-25-2034	827,169	823,144
Honda Auto Receivables Owner Trust Series 2016-4 Class A4	1.36	1-18-2023	3,435,000	3,434,523
Honda Auto Receivables Owner Trust Series 2018-4 Class A3	3.16	1-17-2023	3,565,000	3,639,112
Hyundai Auto Lease Securitization Trust Series 2020-A Class A2 144A	1.90	5-16-2022	2,000,000	2,011,359
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,218,750	1,232,120
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,538,645	1,548,516
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	2,470,000	2,501,567
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.99	9-15-2026	737,905	737,197
SLM Student Loan Trust Series 2007- 4 Class B1 (3 Month LIBOR +0.14%) ±	1.93	7-25-2025	648,448	646,567
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.15	3-25-2026	74,330	74,354
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.23	11-25-2027	178,075	178,394
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.28	12-27-2038	1,737,678	1,728,216
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.18	5-26-2055	884,813	879,854
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	2,500,000	2,549,543
SOFI Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR +1.75%) 144A±	3.38	8-25-2036	1,451,850	1,476,979
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.85	10-25-2027	1,163,784	1,167,285
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	664,839	675,600
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.23	1-25-2046	1,806,409	1,798,559
Toyota Auto Receivables Owner Trust Series 2018-D Class A3	3.18	3-15-2023	1,365,000	1,393,255
Toyota Auto Receivables Owner Trust Series 2019- B Class A2A	2.59	2-15-2022	2,813,782	2,826,976
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	212,227	212,350
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	2.18	7-17-2023	2,240,000	2,246,885
Westlake Automobile Receivables Trust Series 2018-2A Class B 144A	3.20	1-16-2024	1,300,000	1,304,101
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	3,565,590	3,587,605
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	706,474	711,575
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,753,254
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19	12-15-2021	4,395,000	4,463,795

Total Asset-Backed Securities (Cost $72,141,520)				72,526,913

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 34.97%

Communication Services: 3.57%

Diversified Telecommunication Services: 1.27%
AT&T Incorporated	2.80%	2-17-2021	$1,910,000	$1,925,651
Broadcom Corporation	3.00	1-15-2022	1,415,000	1,442,842
CyrusOne LP	2.90	11-15-2024	2,630,000	2,664,690

				6,033,183

Media: 2.14%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,016,732
Discovery Communications LLC	3.50	6-15-2022	2,025,000	2,098,532
Fox Corporation 144A	4.03	1-25-2024	1,070,000	1,157,150
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,151,435
NBCUniversal Enterprise Incorporated 144A	5.25	3-19-2021	1,655,000	1,702,168

				10,126,017

Wireless Telecommunication Services: 0.16%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	770,000	776,237

Consumer Discretionary: 1.46%

Household Durables: 0.51%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,165,053
Lennar Corporation	4.75	11-15-2022	251,000	262,656

				2,427,709

Internet & Direct Marketing Retail: 0.16%
Amazon.com Incorporated	1.90	8-21-2020	765,000	765,948

Multiline Retail: 0.51%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,405,000	2,429,452

Specialty Retail: 0.28%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,295,143

Consumer Staples: 2.28%

Food Products: 1.16%
Conagra Brands Incorporated	3.80	10-22-2021	1,440,000	1,496,864
General Mills Incorporated	3.20	4-16-2021	1,800,000	1,841,713
Land O’Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,145,876

				5,484,453

Tobacco: 1.12%
Altria Group Incorporated	2.85	8-9-2022	2,805,000	2,881,787
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,416,287

				5,298,074

Energy: 1.95%

Oil, Gas & Consumable Fuels: 1.95%
Baker Hughes LLC	2.77	12-15-2022	1,360,000	1,390,504
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,168,843
EQT Corporation «	3.00	10-1-2022	1,155,000	967,313
Occidental Petroleum Corporation	2.90	8-15-2024	2,365,000	2,396,967
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,300,000	2,307,062

				9,230,689

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 14.67%

Banks: 4.26%
Bank of America NA (3 Month LIBOR +0.65%) ±	3.34%	1-25-2023	$4,000,000	$4,132,619
Citibank NA	3.40	7-23-2021	2,000,000	2,047,553
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	2,000,000	2,028,308
Citizens Bank	2.20	5-26-2020	2,000,000	2,001,695
Credit Suisse New York	2.10	11-12-2021	1,115,000	1,126,102
HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,045,329
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,114,575
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	1,000,000	1,024,475
Synchrony Bank	3.65	5-24-2021	1,075,000	1,101,478
US Bank NA	2.05	10-23-2020	2,540,000	2,547,918

				20,170,052

Capital Markets: 1.50%
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,957,418
Morgan Stanley	2.75	5-19-2022	4,023,000	4,133,325

				7,090,743

Consumer Finance: 4.57%
American Express Company	3.40	2-27-2023	1,120,000	1,178,740
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	3,002,220
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	520,327
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,881,369
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	2.73	10-12-2021	1,160,000	1,147,136
Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,343,841
General Motors Financial Company	3.45	4-10-2022	3,000,000	3,075,781
Hyundai Capital America Company 144A	2.38	2-10-2023	3,385,000	3,414,020
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,164,408
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,636,276
Western Union Company	2.85	1-10-2025	1,285,000	1,321,351

				21,685,469

Diversified Financial Services: 1.02%
IBM Credit LLC	3.45	11-30-2020	2,590,000	2,630,363
WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,221,246

				4,851,609

Insurance: 3.32%
Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,775,443
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,813,393
Jackson National Life Global Company 144A	3.30	6-11-2021	2,340,000	2,396,829
Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	5,088,354
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,216,044
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,451,110

				15,741,173

Health Care: 3.84%

Biotechnology: 1.07%
AbbVie Incorporated 144A	2.30	11-21-2022	2,905,000	2,953,492
AbbVie Incorporated	3.38	11-14-2021	2,065,000	2,127,433

				5,080,925

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services: 2.05%
Anthem Incorporated	2.50%	11-21-2020	$1,235,000	$1,241,257
Cigna Corporation 144A	4.00	2-15-2022	2,095,000	2,173,291
CVS Health Corporation	2.63	8-15-2024	1,520,000	1,569,966
CVS Health Corporation	2.80	7-20-2020	2,360,000	2,366,851
Dignity Health	3.13	11-1-2022	2,255,000	2,344,554

				9,695,919

Pharmaceuticals: 0.72%
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,925,481
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,496,250

				3,421,731

Industrials: 2.61%

Aerospace & Defense: 1.31%
Boeing Capital Corporation	1.88	6-15-2023	3,000,000	3,006,012
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	2.69	6-15-2021	2,500,000	2,475,328
The Boeing Company	2.70	5-1-2022	710,000	726,285

				6,207,625

Airlines: 0.43%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,018,369
Delta Air Lines Incorporated	4.75	11-7-2021	1,021,371	1,027,351

				2,045,720

Industrial Conglomerates: 0.76%
General Electric Company	2.50	3-28-2020	3,000,000	2,997,900
General Electric Company	4.63	1-7-2021	605,000	620,849

				3,618,749

Professional Services: 0.11%
Equifax Incorporated	3.60	8-15-2021	500,000	513,597

Information Technology: 0.65%

Technology Hardware, Storage & Peripherals: 0.65%
Apple Incorporated	2.15	2-9-2022	3,000,000	3,055,409

Materials: 0.71%

Chemicals: 0.46%
DowDuPont Incorporated	4.21	11-15-2023	2,010,000	2,183,454

Metals & Mining: 0.25%
Freeport-McMoRan Incorporated	3.55	3-1-2022	1,155,000	1,165,280

Real Estate: 0.87%

Equity REITs: 0.44%
DDR Corporation	4.63	7-15-2022	739,000	787,022
Omega Healthcare Investors Incorporated	4.95	4-1-2024	1,160,000	1,288,373

				2,075,395

Real Estate Management & Development: 0.43%
Washington Prime Group Incorporated «	3.85	4-1-2020	2,065,000	2,065,000

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 2.36%

Electric Utilities: 1.54%
DPL Incorporated	7.25%	10-15-2021	$855,000	$884,925
Exelon Corporation	3.50	6-1-2022	1,895,000	1,966,617
Georgia Power Company	2.10	7-30-2023	2,350,000	2,392,308
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,062,638

				7,306,488

Independent Power & Renewable Electricity Producers: 0.27%
The AES Corporation	4.50	3-15-2023	1,300,000	1,293,526

Multi-Utilities: 0.55%
Dominion Energy Incorporated	2.72	8-15-2021	1,170,000	1,188,687
DTE Energy Company	2.53	10-1-2024	1,360,000	1,403,325

				2,592,012

Total Corporate Bonds and Notes (Cost $162,545,329)				165,726,781

Municipal Obligations: 1.37%

Georgia: 0.23%

Health Revenue: 0.23%
Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022	1,000,000	1,064,790

Illinois: 0.13%

Tax Revenue: 0.13%
Chicago IL Retiree Health Series B	6.30	12-1-2021	600,000	633,858

Indiana: 0.29%

Education Revenue: 0.29%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	2.43	2-25-2044	1,355,589	1,353,407

New Jersey: 0.43%

Miscellaneous Revenue: 0.43%
New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023	2,000,000	2,056,540

Pennsylvania: 0.20%

Miscellaneous Revenue: 0.20%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	952,123

Rhode Island: 0.09%

Industrial Development Revenue: 0.09%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	400,000	412,432

Total Municipal Obligations (Cost $6,328,268)				6,473,150

Non-Agency Mortgage-Backed Securities: 25.36%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	776,663	781,933
Barclays Commercial Mortgage Trust Series 2015-STP Class A 144A	3.32	9-10-2028	1,426,788	1,433,455
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	2.61	8-15-2035	868,308	867,225
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	3.07	1-20-2029	2,300,000	2,300,863
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.74	11-20-2028	1,400,000	1,400,343

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72%	11-25-2059	$1,699,996	$1,717,878
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	452,239	472,149
CCG Receivables Trust LLC Series 2018-1 Class A2 144A	2.50	6-16-2025	576,582	579,181
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	756,578	758,738
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.45	7-15-2032	2,603,599	2,603,596
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.62	1-20-2028	2,440,000	2,440,044
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	129,496
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.76	7-15-2030	805,175	799,323
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	1,740,639	1,751,831
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	774,413	777,953
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,403,084	1,428,023
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	1,325,968	1,343,382
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,031,609
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.63	2-10-2047	680,000	751,275
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	211,612	212,127
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	425,357	424,926
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,537,741
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±(c)	0.00	7-15-2027	564,910	10,559
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.60	6-19-2031	94,754	95,509
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	2.91	1-15-2034	1,400,000	1,400,410
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	2,770,106	2,796,332
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	2.99	10-20-2028	2,350,000	2,350,273
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	2,430,000	2,561,782
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A1	2.99	3-15-2052	368,842	380,494
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,327,690	1,335,730
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,369	721,280
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	534,005	534,591
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.78	9-25-2033	237,634	234,804
FWD Securitization Trust Class 2020-INV1 Class A3 144A±±	2.44	1-25-2050	2,835,136	2,842,849
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,290,168	2,313,451
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	1,991,085	2,012,132
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,535
Great Wolf Trust Series 2019-WOLF Class A (1 Month LIBOR +1.03%) 144A±	2.69	12-15-2036	2,150,000	2,150,004
GS Mortgage Securities Trust Series 2011-GC5 Class A3	3.82	8-10-2044	1,119,400	1,130,799
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,370,223	2,379,906
GS Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,494,820
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	548,985
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,082,427
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	764,175	763,348
GS Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	516,825	522,591
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	144,640	145,721
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,536,746	1,553,860
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	2.66	11-15-2036	1,976,887	1,974,512
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,340,801
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,663,624
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.57	6-15-2035	1,051,458	1,050,712

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  13

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	2.62%	7-15-2036	$2,500,000	$2,499,997
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	3.17	4-15-2029	2,250,000	2,250,257
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,903,709
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	160,000	167,228
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	3,066,853
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	2.79	5-15-2028	2,000,000	2,001,876
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.98	10-25-2032	1,035	1,058
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	2.48	11-25-2051	1,333,333	1,334,812
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.43	6-25-2052	2,240,000	2,241,496
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	836,203	834,658
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.63	1-15-2028	1,340,000	1,340,159
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	1,185,002	1,206,308
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	2.69	10-20-2027	1,500,000	1,500,221
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	2,320,000	2,327,297
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	2.59	11-15-2026	1,111,415	1,112,073
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	1,287,150	1,353,966
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR +1.25%) 144A±	3.08	1-15-2029	2,925,000	2,925,796
Salem Fields CLO Limited Series 2016-2A Class A (3 Month LIBOR +1.15%) 144A±	2.94	10-25-2028	1,800,000	1,800,241
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	3.15	1-15-2030	1,160,000	1,161,344
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,580,687	1,599,119
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,542,041	1,553,412
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A%%±	3.30	7-29-2029	2,255,000	2,251,615
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.44%) 144A±	3.13	2-15-2029	1,715,000	1,716,285
THL Credit Wind River CLO Limited Series 2012-1A Class AR2 (3 Month LIBOR +0.88%) 144A±	2.71	1-15-2026	1,200,945	1,201,354
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.53	4-25-2048	1,247,937	1,251,395
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,245,000	1,290,807
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	1,930,715	1,970,620
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,099,048	1,125,915
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	882,971	896,048
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,111,911	2,127,280
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	2.51	2-15-2032	1,680,000	1,676,335
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	641,182	652,564
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,685,427	1,703,722
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.08	8-25-2032	79,782	83,499
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.08	8-25-2032	77,754	76,043
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	8,099	8,228

Total Non-Agency Mortgage-Backed Securities (Cost $119,458,873)				120,183,522

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities: 0.41%
U.S. Treasury Note	1.38%	1-31-2025	$325,000	$332,071
U.S. Treasury Note	2.50	1-15-2022	1,545,000	1,589,841

Total U.S. Treasury Securities (Cost $1,869,521)				1,921,912

Yankee Corporate Bonds and Notes: 14.50%

Communication Services: 0.52%

Interactive Media & Services: 0.52%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,444,354

Consumer Discretionary: 1.59%

Auto Components: 0.54%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,532,798

Automobiles: 0.49%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	2,335,000	2,337,615

Household Durables: 0.56%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,652,435

Energy: 0.35%

Oil, Gas & Consumable Fuels: 0.35%
Aker BP ASA 144A	3.00	1-15-2025	1,660,000	1,680,842

Financials: 9.79%

Banks: 8.93%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,227,174
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	2,210,000	2,219,802
Banco Bradesco (Cayman) 144A	2.85	1-27-2023	745,000	741,499
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,337,625
Banco Santander SA 144A	4.13	11-9-2022	2,095,000	2,176,181
Bank of New Zealand 144A	2.00	2-21-2025	1,835,000	1,860,115
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	3,135,000	3,186,920
BBVA Bancomer SA 144A	7.25	4-22-2020	634,000	636,384
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	3,069,352
Corporación Andina de Fomento	2.13	9-27-2021	3,000,000	3,022,080
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,131,571
Danske Bank AS 144A	5.00	1-12-2022	1,405,000	1,488,132
Global Bank Corporation 144A	4.50	10-20-2021	470,000	481,750
Lloyds Banking Group plc (3 Month LIBOR +1.25%) ±	2.86	3-17-2023	2,000,000	2,040,022
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,014,319
Mizuho Financial Group 144A	2.63	4-12-2021	1,000,000	1,012,160
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,129,214
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	2.64	10-16-2023	2,000,000	2,021,660
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,609,331
Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,519,398
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,384,360

				42,309,049

Diversified Financial Services: 0.27%
UBS AG 144A	2.20	6-8-2020	1,275,000	1,276,010

Insurance: 0.59%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,825,219

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  15

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care: 0.51%

Pharmaceuticals: 0.51%
Perrigo Company plc	4.00%	11-15-2023	$323,000	$340,186
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,065,000	1,083,859
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	980,000	992,603

				2,416,648

Industrials: 0.52%

Semiconductors & Semiconductor Equipment: 0.13%
NXP BV 144A	4.13	6-1-2021	585,000	601,294

Transportation Infrastructure: 0.39%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,848,154

Materials: 0.65%

Chemicals: 0.65%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	885,000	941,592
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,126,926

				3,068,518

Utilities: 0.57%

Electric Utilities: 0.57%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,705,924

Total Yankee Corporate Bonds and Notes (Cost $66,752,399)				68,698,860

	Yield		Shares
Short-Term Investments: 6.25%

Investment Companies: 6.25%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66		2,516,719	2,516,971
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52		27,098,720	27,098,720

Total Short-Term Investments (Cost $29,615,691)				29,615,691

Total investments in securities (Cost $474,305,321)	101.59%	481,412,184

Other assets and liabilities, net	(1.59)	(7,518,585)

Total net assets	100.00%	$473,893,599

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
¤	The security is issued in zero coupon form with no periodic interest payments.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

EDA	Economic Development Authority

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

2-Year U.S. Treasury Notes	1,150	6-30-2020	$249,610,248	$251,077,344	$1,467,096	$0

Short

5-Year U.S. Treasury Notes	(321)	6-30-2020	(39,002,959)	(39,402,750)	0	(399,791)

					$1,467,096	$(399,791)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,285,334	10,956,575	(9,725,190)	2,516,719	($69)	$0	$11,173	#	$2,516,971
Wells Fargo Government Money Market Fund Select Class	9,958,213	149,159,943	(132,019,436)	27,098,720	0	0	157,683		27,098,720

					($69)	$0	$168,856		$29,615,691	6.25%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  17

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $2,465,465 of securities loaned), at value (cost $444,689,630)	$451,796,493
Investments in affiliated securities, at value (cost $29,615,691)	29,615,691
Cash	87,234
Cash at broker segregated for futures contracts	627,148
Principal paydown receivable	5,721
Receivable for Fund shares sold	2,380,305
Receivable for interest	2,327,750
Receivable for daily variation margin on open futures contracts	529,043
Receivable for securities lending income, net	574
Prepaid expenses and other assets	35,721

Total assets	487,405,680

Liabilities
Payable upon receipt of securities loaned	2,516,966
Payable for investments purchased	8,976,861
Payable for Fund shares redeemed	1,526,973
Management fee payable	110,901
Dividends payable	219,617
Administration fees payable	39,935
Distribution fee payable	2,979
Trustees’ fees and expenses payable	5,837
Accrued expenses and other liabilities	112,012

Total liabilities	13,512,081

Total net assets	$473,893,599

Net assets consist of
Paid-in capital	$467,028,212
Total distributable earnings	6,865,387

Total net assets	$473,893,599

Computation of net asset value and offering price per share
Net assets – Class A	$162,151,411
Shares outstanding – Class A1	18,220,608
Net asset value per share – Class A	$8.90
Maximum offering price per share – Class A2	$9.08
Net assets – Class C	$4,827,199
Shares outstanding – Class C1	543,018
Net asset value per share – Class C	$8.89
Net assets – Class R6	$28,154,537
Shares outstanding – Class R6[1]	3,165,264
Net asset value per share – Class R6	$8.89
Net assets – Institutional Class	$278,760,452
Shares outstanding – Institutional Class[1]	31,310,159
Net asset value per share – Institutional Class	$8.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term Bond Fund

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$6,436,413
Income from affiliated securities	160,654

Total investment income	6,597,067

Expenses
Management fee	778,365
Administration fees
Class A	130,057
Class C	4,960
Class R6	4,644
Institutional Class	98,020
Shareholder servicing fees
Class A	203,214
Class C	7,750
Distribution fee
Class C	23,242
Custody and accounting fees	20,779
Professional fees	27,053
Registration fees	34,712
Shareholder report expenses	27,769
Trustees’ fees and expenses	10,909
Other fees and expenses	5,456

Total expenses	1,376,930
Less: Fee waivers and/or expense reimbursements
Fund-level	(92,064)
Class A	(39,264)
Class C	(1,495)

Net expenses	1,244,107

Net investment income	5,352,960

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	661,203
Affiliated securities	(69)
Futures contracts	83,582

Net realized gains on investments	744,716

Net change in unrealized gains (losses) on
Unaffiliated securities	1,716,124
Futures contracts	836,151

Net change in unrealized gains (losses) on investments	2,552,275

Net realized and unrealized gains (losses) on investments	3,296,991

Net increase in net assets resulting from operations	$8,649,951

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  19

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$5,352,960		$10,469,332
Net realized gains on investments		744,716		988,172
Net change in unrealized gains (losses) on investments		2,552,275		8,268,897

Net increase in net assets resulting from operations		8,649,951		19,726,401

Distributions to shareholders from net investment income and net realized gains
Class A		(1,814,762)		(3,992,982)
Class C		(46,035)		(120,972)
Class R6		(395,159)		(713,351)
Institutional Class		(3,069,177)		(5,643,042)

Total distributions to shareholders		(5,325,133)		(10,470,347)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,013,824	8,954,531	2,223,647	19,328,602
Class C	103,645	914,087	271,321	2,363,056
Class R6	747,511	6,597,074	5,013,680	43,272,366
Institutional Class	9,725,081	85,943,667	10,058,620	87,525,507

		102,409,359		152,489,531

Reinvestment of distributions
Class A	193,481	1,710,541	431,307	3,760,725
Class C	4,662	41,156	11,990	104,366
Class R6	224	1,980	421	3,677
Institutional Class	251,370	2,223,486	465,911	4,065,263

		3,977,163		7,934,031

Payment for shares redeemed
Class A	(2,261,307)	(19,979,196)	(4,443,303)	(38,566,762)
Class C	(374,806)	(3,305,518)	(467,871)	(4,067,578)
Class R6	(1,045,120)	(9,228,917)	(1,846,341)	(16,085,357)
Institutional Class	(4,285,846)	(37,897,683)	(11,098,501)	(96,341,169)

		(70,411,314)		(155,060,866)

Net increase in net assets resulting from capital share transactions		35,975,208		5,362,696

Total increase in net assets		39,300,026		14,618,750

Net assets
Beginning of period		434,593,573		419,974,823

End of period		$473,893,599		$434,593,573

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.84	$8.65	$8.77	$8.78	$8.77	$8.82
Net investment income	0.10	0.20	0.15	0.12	0.11	0.09
Net realized and unrealized gains (losses) on investments	0.06	0.19	(0.12)	(0.01)	0.04	(0.03)

Total from investment operations	0.16	0.39	0.03	0.11	0.15	0.06
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.15)	(0.12)	(0.11)	(0.09)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.02)

Total distributions to shareholders	(0.10)	(0.20)	(0.15)	(0.12)	(0.14)	(0.11)
Net asset value, end of period	$8.90	$8.84	$8.65	$8.77	$8.78	$8.77
Total return[1]	1.80%	4.60%	0.31%	1.25%	1.77%	0.66%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.81%	0.81%	0.80%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.74%
Net investment income	2.24%	2.33%	1.68%	1.35%	1.29%	1.00%
Supplemental data
Portfolio turnover rate	23%	43%	43%	50%	59%	57%
Net assets, end of period (000s omitted)	$162,151	$170,345	$182,179	$225,797	$278,802	$65,454

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.83	$8.64	$8.76	$8.77	$8.76	$8.81
Net investment income	0.06	0.14	0.08	0.05	0.05	0.02
Net realized and unrealized gains (losses) on investments	0.06	0.19	(0.12)	(0.01)	0.04	(0.03)

Total from investment operations	0.12	0.33	(0.04)	0.04	0.09	(0.01)
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.08)	(0.05)	(0.05)	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.02)

Total distributions to shareholders	(0.06)	(0.14)	(0.08)	(0.05)	(0.08)	(0.04)
Net asset value, end of period	$8.89	$8.83	$8.64	$8.76	$8.77	$8.76
Total return[1]	1.42%	3.82%	(0.44)%	0.49%	1.01%	(0.09)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.57%	1.56%	1.56%	1.55%
Net expenses	1.47%	1.47%	1.47%	1.47%	1.47%	1.49%
Net investment income	1.49%	1.57%	0.93%	0.61%	0.53%	0.25%
Supplemental data
Portfolio turnover rate	23%	43%	43%	50%	59%	57%
Net assets, end of period (000s omitted)	$4,827	$7,146	$8,588	$11,361	$14,204	$11,508

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Short-Term Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS R6		2019	2018[1]
Net asset value, beginning of period	$8.83	$8.66	$8.64
Net investment income	0.11	0.23	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.06	0.17	0.02

Total from investment operations	0.17	0.40	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.02)
Net asset value, end of period	$8.89	$8.83	$8.66
Total return[3]	1.96%	4.69%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%
Net expenses	0.40%	0.40%	0.40%
Net investment income	2.56%	2.71%	2.24%
Supplemental data
Portfolio turnover rate	23%	43%	43%
Net assets, end of period (000s omitted)	$28,155	$30,585	$2,553

[1]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.84	$8.65	$8.78	$8.79	$8.77	$8.83
Net investment income	0.11	0.23	0.17	0.14	0.13	0.11
Net realized and unrealized gains (losses) on investments	0.06	0.19	(0.13)	(0.01)	0.05	(0.04)

Total from investment operations	0.17	0.42	0.04	0.13	0.18	0.07
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.17)	(0.14)	(0.13)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.02)

Total distributions to shareholders	(0.11)	(0.23)	(0.17)	(0.14)	(0.16)	(0.13)
Net asset value, end of period	$8.90	$8.84	$8.65	$8.78	$8.79	$8.77
Total return[1]	1.94%	4.88%	0.46%	1.49%	2.14%	0.82%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.49%	0.49%	0.48%	0.48%	0.47%
Net expenses	0.45%	0.45%	0.46%	0.48%	0.48%	0.47%
Net investment income	2.52%	2.60%	1.95%	1.59%	1.51%	1.26%
Supplemental data
Portfolio turnover rate	23%	43%	43%	50%	59%	57%
Net assets, end of period (000s omitted)	$278,760	$226,517	$226,655	$230,549	$252,961	$306,832

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Short-Term Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the

Wells Fargo Short-Term Bond Fund  |  25

Notes to financial statements (unaudited)

use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $474,591,381 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,315,576

Gross unrealized losses	(427,468)

Net unrealized gains	$7,888,108

As of August 31, 2019, the Fund had capital loss carryforwards which consisted of $209,263 in short-term capital losses and $1,720,034 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

26  |  Wells Fargo Short-Term Bond Fund

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$16,265,355	$0	$16,265,355

Asset-backed securities	0	72,526,913	0	72,526,913

Corporate bonds and notes	0	165,726,781	0	165,726,781

Municipal obligations	0	6,473,150	0	6,473,150

Non-agency mortgage-backed securities	0	120,183,522	0	120,183,522

U.S. Treasury securities	1,921,912	0	0	1,921,912

Yankee corporate bonds and notes	0	68,698,860	0	68,698,860

Short-term investments

Investment companies	29,615,691	0	0	29,615,691

	31,537,603	449,874,581	0	481,412,184

Futures contracts	1,467,096	0	0	1,467,096

Total assets	$33,004,699	$449,874,581	$0	$482,879,280

Liabilities

Futures contracts	$399,791	$0	$0	$399,791

Total liabilities	$399,791	$0	$0	$399,791

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and

Wells Fargo Short-Term Bond Fund  |  27

Notes to financial statements (unaudited)

strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, 0.40% for Class R6 shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $68 from the sale of Class A shares and $26 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended February 29, 2020.

28  |  Wells Fargo Short-Term Bond Fund

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,682,154	$170,506,421	$4,404,471	$93,329,757

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 29, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$1,525,612	$(1,525,612)	$0

Citigroup Global Markets Inc.	939,853	(939,853)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2020, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $208,986,386 in long futures contracts and $36,918,272 in short futures contracts during the six months ended February 29, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

Wells Fargo Short-Term Bond Fund  |  29

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

30  |  Wells Fargo Short-Term Bond Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Short-Term Bond Fund  |  31

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

32  |  Wells Fargo Short-Term Bond Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Short-Term Bond Fund  |  33

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

34  |  Wells Fargo Short-Term Bond Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
Shares acquired through a right of reinstatement.
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and Class C shares available at Janney
Shares sold upon the death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
Shares purchased in connection with a return of excess contributions from an IRA account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
Shares acquired through a right of reinstatement.
Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent
Breakpoints as described in the Fund’s Prospectus.
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Short-Term Bond Fund  |  35

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

36  |  Wells Fargo Short-Term Bond Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo Short-Term Bond Fund  |  37

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0320-04744 04-20

SA221/SAR221 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Short-Term High Yield Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED ◾ NO BANK GUARANTEE ◾ MAY LOSE VALUE

Wells Fargo Short-Term High Yield Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term High Yield Bond Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term High Yield Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Niklas Nordenfelt, CFA®‡*

Michael J. Schueller, CFA®‡

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SSTHX)	2-29-2000	-0.31	2.03	3.14	2.77	2.66	3.46	0.95	0.82

Class C (WFHYX)	3-31-2008	1.00	1.89	2.68	2.00	1.89	2.68	1.70	1.57

Administrator Class (WDHYX)[3]	7-30-2010	–	–	–	3.07	2.82	3.61	0.89	0.66

Institutional Class (STYIX)[4]	11-30-2012	–	–	–	3.22	2.97	3.71	0.62	0.51

ICE BofA High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[5]	–	–	–	–	5.03	4.43	6.02	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Short-Term High Yield Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[6]

Sirius XM Radio Incorporated, 3.88%, 8-1-2022	1.93

Charter Communications Operating LLC, 3.36%, 4-30-2025	1.90

Ineos US Finance LLC, 3.60%, 4-1-2024	1.69

TerraForm Power Operating LLC, 4.25%, 1-31-2023	1.58

Teva Pharmaceutical Finance BV, 2.20%, 7-21-2021	1.53

Netflix Incorporated, 5.38%, 2-1-2021	1.49

Nielsen Holding and Finance BV, 5.00%, 4-14-2022	1.38

Washington Prime Group Incorporated, 3.85%, 4-1-2020	1.30

Springleaf Finance Corporation, 7.75%, 10-1-2021	1.28

Advanced Disposal Services Incorporated, 3.83%, 11-10-2023	1.28

Credit quality as of February 29, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

*	Mr. Nordenfelt became a portfolio manager of the Fund on January 15, 2020.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Administrator Class shares would be higher.

[4]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[5]

The ICE BofA High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Short-Term High Yield Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,005.68	$4.04	0.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.07	0.81%

Class C

Actual	$1,000.00	$1,000.68	$7.76	1.56%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.82	1.56%

Administrator Class

Actual	$1,000.00	$1,006.47	$3.24	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%

Institutional Class

Actual	$1,000.00	$1,007.21	$2.50	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 60.57%

Communication Services: 8.89%

Diversified Telecommunication Services: 1.65%
CenturyLink Incorporated	6.45%	6-15-2021	$4,030,000	$4,181,125
CenturyLink Incorporated Series W	6.75	12-1-2023	7,000,000	7,697,970
Level 3 Financing Incorporated	5.38	1-15-2024	3,390,000	3,381,593

				15,260,688

Entertainment: 1.49%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,713,900

Media: 4.19%
Block Communications Incorporated 144A	6.88	2-15-2025	4,770,000	4,932,180
CSC Holdings LLC	6.75	11-15-2021	900,000	952,218
DISH DBS Corporation	5.88	7-15-2022	4,835,000	5,045,081
DISH DBS Corporation	6.75	6-1-2021	4,030,000	4,173,105
Lamar Media Corporation	5.00	5-1-2023	5,115,000	5,153,363
Nielsen Finance LLC 144A	5.00	4-15-2022	600,000	597,000
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	17,870,000	17,827,648

				38,680,595

Wireless Telecommunication Services: 1.56%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,664,786
T-Mobile USA Incorporated	4.00	4-15-2022	9,442,000	9,689,853

				14,354,639

Consumer Discretionary: 9.31%

Auto Components: 0.34%
Allison Transmission Incorporated 144A	5.00	10-1-2024	3,085,000	3,119,583

Hotels, Restaurants & Leisure: 0.41%
MGM Resorts International	7.75	3-15-2022	3,455,000	3,783,225

Household Durables: 3.26%
KB Home	7.50	9-15-2022	8,055,000	9,041,738
Lennar Corporation	6.63	5-1-2020	2,485,000	2,498,668
Newell Brands Incorporated	3.85	4-1-2023	6,973,000	7,249,521
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,284,313

				30,074,240

Internet & Direct Marketing Retail: 0.32%
QVC Incorporated	4.38	3-15-2023	2,865,000	2,984,053

Specialty Retail: 4.53%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,123,334
Group 1 Automotive Incorporated	5.00	6-1-2022	10,865,000	10,824,408
L Brands Incorporated	6.63	4-1-2021	7,805,000	8,127,347
Penske Auto Group Incorporated	3.75	8-15-2020	2,655,000	2,661,638
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,029,200

				41,765,927

Consumer Staples: 2.26%

Food Products: 0.99%
New Albertsons Incorporated	6.63	6-15-2024	8,895,000	9,139,613

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Personal Products: 1.27%
Edgewell Personal Care Company	4.70%	5-19-2021	$10,774,000	$10,900,595
Edgewell Personal Care Company	4.70	5-24-2022	785,000	803,746

				11,704,341

Energy: 9.56%

Oil, Gas & Consumable Fuels: 9.56%
Antero Resources Corporation	5.38	11-1-2021	4,955,000	4,131,231
Archrock Partners LP	6.00	10-1-2022	6,445,000	6,450,801
Buckeye Partners LP 144A	4.13	3-1-2025	1,360,000	1,360,136
Crestwood Midstream Partners LP	6.25	4-1-2023	5,620,000	5,340,124
DCP Midstream Operating LP 144A	4.75	9-30-2021	4,660,000	4,632,972
DCP Midstream Operating LP 144A	5.35	3-15-2020	7,943,000	7,952,942
NuStar Logistics LP	4.80	9-1-2020	5,365,000	5,398,531
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,390,000	3,400,408
Sabine Pass Liquefaction LLC	5.63	2-1-2021	8,000,000	8,186,730
Southern Star Central Corporation 144A	5.13	7-15-2022	11,095,000	11,241,802
Suburban Propane Partners LP	5.50	6-1-2024	9,025,000	8,930,418
Sunoco LP	4.88	1-15-2023	2,755,000	2,746,790
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	9,565,000	9,182,591
Targa Resources Partners LP	4.25	11-15-2023	9,345,000	9,256,223

				88,211,699

Financials: 5.71%

Banks: 1.02%
CIT Group Incorporated	5.00	8-15-2022	9,000,000	9,409,680

Capital Markets: 0.71%
Blue Cube Spinco Incorporated	10.00	10-15-2025	6,045,000	6,543,713

Consumer Finance: 3.40%
Ford Motor Credit Company LLC	3.34	3-18-2021	5,105,000	5,149,843
Ford Motor Credit Company LLC	5.60	1-7-2022	4,840,000	5,106,789
Navient Corporation	5.00	10-26-2020	4,950,000	4,998,015
Navient Corporation	8.00	3-25-2020	1,663,000	1,668,821
Springleaf Finance Corporation	6.13	3-15-2024	2,500,000	2,634,600
Springleaf Finance Corporation	7.75	10-1-2021	11,145,000	11,842,788

				31,400,856

Insurance: 0.53%
Genworth Holdings Incorporated	7.63	9-24-2021	4,760,000	4,887,663

Mortgage REITs: 0.05%
Starwood Property Trust Incorporated	5.00	12-15-2021	465,000	459,778

Health Care: 6.71%

Health Care Providers & Services: 6.71%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,241,040
Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,622,045
Centene Corporation	4.75	5-15-2022	10,555,000	10,656,750
Centene Corporation 144A	4.75	1-15-2025	3,375,000	3,460,556
HCA Incorporated	5.88	5-1-2023	4,365,000	4,768,763
HealthSouth Corporation	5.13	3-15-2023	7,545,000	7,563,863
Magellan Health Incorporated	4.90	9-22-2024	4,710,000	4,827,750

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
MEDNAX Incorporated 144A	5.25%	12-1-2023	$8,890,000	$8,701,088
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,076,896
Tenet Healthcare Corporation	4.63	7-15-2024	3,310,000	3,310,066
Universal Health Services Incorporated 144A	4.75	8-1-2022	2,700,000	2,705,438

				61,934,255

Industrials: 5.27%

Aerospace & Defense: 0.97%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	8,965,011

Airlines: 1.34%
American Airlines Group Company 144A	5.00	6-1-2022	10,255,000	10,280,638
United Continental Holdings Incorporated	4.25	10-1-2022	2,100,000	2,100,000

				12,380,638

Commercial Services & Supplies: 1.02%
ADT Corporation	6.25	10-15-2021	9,025,000	9,410,548

Construction & Engineering: 0.79%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	4,030,000	4,215,783
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	3,070,900

				7,286,683

Trading Companies & Distributors: 1.15%
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	10,600,000	10,621,412

Information Technology: 3.33%

IT Services: 1.01%
Cardtronics Incorporated 144A	5.50	5-1-2025	9,135,000	9,363,375

Software: 1.51%
Symantec Corporation	4.20	9-15-2020	10,675,000	10,723,062
Symantec Corporation 144A	5.00	4-15-2025	3,135,000	3,182,533

				13,905,595

Technology Hardware, Storage & Peripherals: 0.81%
Dell International LLC 144A	5.88	6-15-2021	1,436,000	1,444,544
Dell International LLC 144A	7.13	6-15-2024	2,400,000	2,511,000
EMC Corporation	2.65	6-1-2020	3,555,000	3,543,269

				7,498,813

Materials: 3.83%

Chemicals: 0.98%
Chemours Company	6.63	5-15-2023	9,445,000	9,098,652

Containers & Packaging: 1.48%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	6,910,000	7,117,300
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,426,425
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,094,881

				13,638,606

Metals & Mining: 1.37%
Freeport-McMoRan Incorporated	3.55	3-1-2022	8,404,000	8,478,796
Freeport-McMoRan Incorporated «	4.00	11-14-2021	4,055,000	4,178,678

				12,657,474

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Real Estate: 3.37%

Equity REITs: 1.05%
CoreCivic Incorporated	4.63%	5-1-2023	$6,812,000	$6,826,986
CoreCivic Incorporated	5.00	10-15-2022	970,000	989,885
SBA Communications Corporation	4.00	10-1-2022	1,885,000	1,905,773

				9,722,644

Real Estate Management & Development: 2.32%
Realogy Group LLC 144A	5.25	12-1-2021	9,335,000	9,381,675
Washington Prime Group Incorporated «	3.85	4-1-2020	12,039,000	12,039,000

				21,420,675

Utilities: 2.77%

Electric Utilities: 0.68%
DPL Incorporated	7.25	10-15-2021	3,490,000	3,612,150
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,622,638

				6,234,788

Independent Power & Renewable Electricity Producers: 2.09%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	14,368,000	14,601,767
The AES Corporation	4.50	3-15-2023	4,760,000	4,736,295

				19,338,062

Total Corporate Bonds and Notes (Cost $563,166,601)				558,971,424

Loans: 22.60%

Communication Services: 6.54%

Diversified Telecommunication Services: 0.38%
Level 3 Financing Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-1-2027	3,547,913	3,463,650

Media: 4.81%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.36	4-30-2025	17,745,294	17,536,787
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.16	4-15-2027	10,924,370	10,787,815
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.88	8-24-2026	9,975,000	9,077,250
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	3.91	1-15-2026	2,450,250	2,411,977
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.16	1-31-2028	4,615,000	4,530,407

				44,344,236

Wireless Telecommunication Services: 1.35%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	3.36	4-11-2025	5,333,719	5,267,048
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±‡	4.13	2-2-2024	7,310,000	7,236,900

				12,503,948

Consumer Discretionary: 1.30%

Auto Components: 0.46%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.38	3-29-2026	4,219,888	4,226,049

Household Products: 0.52%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±	4.11	1-30-2023	5,316,665	4,784,998

Specialty Retail: 0.32%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.86	7-5-2024	3,043,299	2,978,629

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Energy: 0.66%

Oil, Gas & Consumable Fuels: 0.66%
Buckeye Partners LP (1 Month LIBOR +2.75%) ±	4.41%	11-1-2026	$6,120,000	$6,038,420

Financials: 2.77%

Consumer Finance: 1.01%
TransUnion LLC (1 Month LIBOR +1.75%)	3.35	11-16-2026	9,415,630	9,324,392

Diversified Financial Services: 1.76%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	3.69	10-6-2023	6,905,500	6,862,341
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±	3.36	11-12-2026	9,389,651	9,366,177

				16,228,518

Health Care: 1.64%

Health Care Providers & Services: 1.64%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-18-2026	9,931,335	9,894,093
Select Medical Corporation (3 Month LIBOR +2.50%) ±	4.58	3-6-2025	5,319,589	5,266,384

				15,160,477

Industrials: 6.83%

Aerospace & Defense: 0.62%
Rexnord LLC (1 Month LIBOR +1.75%) ±	3.38	8-21-2024	5,781,250	5,755,986

Airlines: 1.58%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.35	4-1-2024	7,711,925	7,470,927
WestJet Airlines Limited (1 Month LIBOR +3.00%) ±	4.65	12-11-2026	7,340,000	7,057,410

				14,528,337

Building Products: 0.72%
Flex Acquisition Company (1 Month LIBOR +3.00%) ±	4.90	12-29-2023	7,000,000	6,679,190

Commercial Services & Supplies: 2.69%
Advanced Disposal Services Incorporated (1 Month LIBOR+2.25%) ±	3.83	11-10-2023	11,876,144	11,841,465
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-28-2024	3,736,782	3,704,085
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.35	3-11-2025	5,931,734	5,879,831
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±‡	3.94	9-19-2026	3,453,667	3,419,131

				24,844,512

Electronic Equipment, Instruments & Components: 0.25%
Sensata Technologies Incorporated (1 Month LIBOR +1.75%) ±	3.40	9-20-2026	2,309,319	2,321,443

Machinery: 0.47%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.44	1-31-2024	4,345,334	4,345,334

Road & Rail: 0.50%
Genesee & Wyoming Incorporated (3 Month LIBOR +2.00%) ±	3.91	12-30-2026	4,620,000	4,589,185

Information Technology: 1.17%

Electronic Equipment, Instruments & Components: 0.27%
Dell International LLC (1 Month LIBOR +2.00%) ±	3.61	9-19-2025	2,534,195	2,501,732

Semiconductors & Semiconductor Equipment: 0.90%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	3.60	9-19-2026	8,437,104	8,326,409

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Materials: 1.69%

Chemicals: 1.69%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.60%	4-1-2024	$15,894,692	$15,576,799

Total Loans (Cost $213,070,484)				208,522,244

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.54	4-25-2024	20,383	19,055

Total Non-Agency Mortgage-Backed Securities (Cost $20,187)				19,055

Yankee Corporate Bonds and Notes: 10.39%

Communication Services: 1.38%

Media: 1.38%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,710,000	12,725,888

Consumer Discretionary: 1.39%

Automobiles: 0.66%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	6,105,000	6,111,838

Hotels, Restaurants & Leisure: 0.73%
International Game Technology plc 144A	6.25	2-15-2022	6,580,000	6,760,950

Energy: 1.19%

Energy Equipment & Services: 1.19%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	10,705,000	10,972,839

Financials: 0.57%

Diversified Financial Services: 0.57%
General Electric Capital International Funding Company	2.34	11-15-2020	5,225,000	5,239,264

Health Care: 3.14%

Pharmaceuticals: 3.14%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	11,695,000	11,841,188
Teva Pharmaceutical Finance BV	2.20	7-21-2021	14,600,000	14,163,460
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	2,981,580

				28,986,228

Industrials: 0.66%

Airlines: 0.66%
Air Canada Company 144A	7.75	4-15-2021	5,870,000	6,119,475

Materials: 2.06%

Chemicals: 1.08%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	9,305,000	9,900,017

Metals & Mining: 0.98%
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	8,909,000	9,066,600

Total Yankee Corporate Bonds and Notes (Cost $96,005,478)				95,883,099

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 6.17%

Investment Companies: 6.17%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66%	2,966,349	$2,966,645
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52	53,994,649	53,994,649

Total Short-Term Investments (Cost $56,961,294)			56,961,294

Total investments in securities (Cost $929,224,044)	99.73%	920,357,116

Other assets and liabilities, net	0.27	2,512,441

Total net assets	100.00%	$922,869,557

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,730,371	24,563,525	(27,327,547)	2,966,349	$(33)	$0	$42,375	#	$2,966,645
Wells Fargo Government Money Market Fund Select Class	47,797,221	335,117,163	(328,919,735)	53,994,649	0	0	533,257		53,994,649

					$(33)	$0	$575,632		$56,961,294	6.17%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  13

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $2,903,547 of securities loaned), at value (cost $872,262,750)	$863,395,822
Investments in affiliated securities, at value (cost $56,961,294)	56,961,294
Cash	3,003,447
Receivable for investments sold	99,163
Receivable for Fund shares sold	655,770
Receivable for interest	11,112,628
Receivable for securities lending income, net	3,598
Prepaid expenses and other assets	79

Total assets	935,231,801

Liabilities
Payable for Fund shares redeemed	5,359,680
Payable for investment purchased	3,102,610
Payable upon receipt of securities loaned	2,965,842
Dividends payable	349,790
Management fee payable	282,677
Administration fees payable	73,224
Distribution fee payable	33,114
Trustees’ fees and expenses payable	5,769
Accrued expenses and other liabilities	189,538

Total liabilities	12,362,244

Total net assets	$922,869,557

Net assets consist of
Paid-in capital	$969,810,531
Total distributable loss	(46,940,974)

Total net assets	$922,869,557

Computation of net asset value and offering price per share
Net assets – Class A	$109,367,337
Shares outstanding – Class A1	13,708,699
Net asset value per share – Class A	$7.98
Maximum offering price per share – Class A2	$8.23
Net assets – Class C	$53,157,883
Shares outstanding – Class C1	6,661,176
Net asset value per share – Class C	$7.98
Net assets – Administrator Class	$59,980,620
Shares outstanding – Administrator Class[1]	7,518,921
Net asset value per share – Administrator Class	$7.98
Net assets – Institutional Class	$700,363,717
Shares outstanding – Institutional Class[1]	87,910,471
Net asset value per share – Institutional Class	$7.97

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term High Yield Bond Fund

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$17,768,186
Income from affiliated securities	547,171

Total investment income	18,315,357

Expenses
Management fee	2,259,076
Administration fees
Class A	84,762
Class C	44,276
Administrator Class	39,539
Institutional Class	273,915
Shareholder servicing fees
Class A	132,441
Class C	69,181
Administrator Class	98,847
Distribution fee
Class C	207,445
Custody and accounting fees	39,670
Professional fees	27,767
Registration fees	49,589
Shareholder report expenses	49,038
Trustees’ fees and expenses	10,909
Other fees and expenses	13,384

Total expenses	3,399,839
Less: Fee waivers and/or expense reimbursements
Fund-level	(509,653)
Class A	(10,197)
Class C	(5,049)
Administrator Class	(45,326)

Net expenses	2,829,764

Net investment income	15,485,593

Realized and unrealized gains (losses) on investments
Net realized losses
Unaffiliated securities	(670,815)
Affiliated securities	(33)

Net realized losses on investments	(670,848)
Net change in unrealized gains (losses) on investments	(9,559,001)

Net realized and unrealized gains (losses) on investments	(10,229,849)

Net increase in net assets resulting from operations	$5,255,744

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  15

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$15,485,593		$33,006,486
Net realized losses on investments		(670,848)		(2,706,939)
Net change in unrealized gains (losses) on investments		(9,559,001)		11,155,238

Net increase in net assets resulting from operations		5,255,744		41,454,785

Distributions to shareholders from net investment income and net realized gains
Class A		(1,665,018)		(3,762,988)
Class C		(661,157)		(1,689,410)
Administrator Class		(1,303,132)		(3,168,104)
Institutional Class		(11,809,991)		(25,680,553)

Total distributions to shareholders		(15,439,298)		(34,301,055)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,291,833	18,511,523	2,334,881	18,662,572
Class C	351,386	2,837,715	550,907	4,399,664
Administrator Class	975,026	7,874,340	3,608,062	28,884,553
Institutional Class	19,043,959	153,687,647	39,157,823	312,749,375

		182,911,225		364,696,164

Reinvestment of distributions
Class A	199,734	1,609,129	455,888	3,644,906
Class C	80,525	649,041	206,987	1,655,385
Administrator Class	161,088	1,298,381	388,986	3,109,963
Institutional Class	1,190,937	9,582,286	2,585,685	20,647,043

		13,138,837		29,057,297

Payment for shares redeemed
Class A	(1,761,086)	(14,214,152)	(5,701,043)	(45,524,301)
Class C	(1,097,940)	(8,866,201)	(3,080,040)	(24,607,930)
Administrator Class	(4,391,915)	(35,516,822)	(6,065,662)	(48,429,129)
Institutional Class	(19,385,242)	(156,232,624)	(50,462,701)	(402,058,756)

		(214,829,799)		(520,620,116)

Net decrease in net assets resulting from capital share transactions		(18,779,737)		(126,866,655)

Total decrease in net assets		(28,963,291)		(119,712,925)

Net assets
Beginning of period		951,832,848		1,071,545,773

End of period		$922,869,557		$951,832,848

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.07	$7.99	$8.07	$8.10	$8.07	$8.20
Net investment income	0.13	0.25	0.24	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.09)	0.09	(0.08)	(0.03)	0.03	(0.13)

Total from investment operations	0.04	0.34	0.16	0.20	0.27	0.12
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.24)	(0.23)	(0.24)	(0.25)
Net asset value, end of period	$7.98	$8.07	$7.99	$8.07	$8.10	$8.07
Total return[1]	0.57%	4.40%	2.00%	2.51%	3.37%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.93%	0.92%	0.92%	0.92%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.15%	3.18%	2.96%	2.88%	2.95%	3.11%
Supplemental data
Portfolio turnover rate	34%	44%	34%	35%	32%	40%
Net assets, end of period (000s omitted)	$109,367	$104,671	$127,024	$172,151	$296,817	$203,856

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.07	$8.00	$8.07	$8.10	$8.07	$8.20
Net investment income	0.10	0.19	0.18	0.17	0.18	0.19
Net realized and unrealized gains (losses) on investments	(0.09)	0.08	(0.07)	(0.03)	0.03	(0.13)

Total from investment operations	0.01	0.27	0.11	0.14	0.21	0.06
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.18)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$7.98	$8.07	$8.00	$8.07	$8.10	$8.07
Total return[1]	0.07%	3.49%	1.36%	1.75%	2.60%	0.70%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.69%	1.68%	1.67%	1.67%	1.67%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.40%	2.43%	2.21%	2.11%	2.20%	2.36%
Supplemental data
Portfolio turnover rate	34%	44%	34%	35%	32%	40%
Net assets, end of period (000s omitted)	$53,158	$59,113	$77,169	$111,268	$123,745	$123,521

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.06	$7.99	$8.07	$8.10	$8.07	$8.20
Net investment income	0.13	0.27	0.25	0.24	0.25	0.26
Net realized and unrealized gains (losses) on investments	(0.08)	0.08	(0.08)	(0.03)	0.03	(0.13)

Total from investment operations	0.05	0.35	0.17	0.21	0.28	0.13
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.25)	(0.24)	(0.25)	(0.26)
Net asset value, end of period	$7.98	$8.06	$7.99	$8.07	$8.10	$8.07
Total return[1]	0.65%	4.44%	2.16%	2.68%	3.54%	1.62%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.87%	0.86%	0.86%	0.86%	0.85%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.30%	3.34%	3.13%	3.03%	3.11%	3.28%
Supplemental data
Portfolio turnover rate	34%	44%	34%	35%	32%	40%
Net assets, end of period (000s omitted)	$59,981	$86,892	$102,673	$134,070	$274,878	$328,934

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.05	$7.98	$8.06	$8.09	$8.06	$8.18
Net investment income	0.14	0.28	0.27	0.25	0.26	0.28
Net realized and unrealized gains (losses) on investments	(0.08)	0.08	(0.08)	(0.02)	0.03	(0.13)

Total from investment operations	0.06	0.36	0.19	0.23	0.29	0.15
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.27)	(0.26)	(0.26)	(0.27)
Net asset value, end of period	$7.97	$8.05	$7.98	$8.06	$8.09	$8.06
Total return[1]	0.72%	4.59%	2.31%	2.83%	3.69%	1.90%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.59%	0.59%	0.59%	0.59%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.46%	3.49%	3.27%	3.16%	3.26%	3.40%
Supplemental data
Portfolio turnover rate	34%	44%	34%	35%	32%	40%
Net assets, end of period (000s omitted)	$700,364	$701,157	$764,680	$1,010,757	$735,285	$608,704

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund will bear the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Wells Fargo Short-Term High Yield Bond Fund  |  21

Notes to financial statements (unaudited)

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $930,518,239 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,792,961

Gross unrealized losses	(11,954,084)

Net unrealized losses	$(10,161,123)

As of August 31, 2019, the Fund had capital loss carryforwards which consisted of $11,453,225 in short-term capital losses and $25,995,472 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

22  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)

unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :

Corporate bonds and notes	$0	$558,971,424	$0	$558,971,424

Loans	0	193,520,879	15,001,365	208,522,244

Non-agency mortgage-backed securities	0	19,055	0	19,055

Yankee corporate bonds and notes	0	95,883,099	0	95,883,099

Short-term investments

Investment companies	56,961,294	0	0	56,961,294

Total assets	$56,961,294	$848,394,457	$15,001,365	$920,357,116

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 31, 2019	$6,794.351

Accrued discounts (premiums)	(1,546)

Realized gains (losses)	(1,673)

Change in unrealized gains (losses)	(134,597)

Purchases	12,015,254

Sales	(691,795)

Transfers into Level 3	0

Transfers out of Level 3	(2,978,629)

Balance as of February 29, 2020	$15,001,365

Change in unrealized gains (losses) relating to securities still held at February 29, 2020	$(123,060)

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

Wells Fargo Short-Term High Yield Bond Fund  |  23

Notes to financial statements (unaudited)

connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management Fee

First $500 million	0.500%

Next $500 million	0.475

Next $2 billion	0.450

Next $2 billion	0.425

Next $5 billion	0.390

Over $10 billion	0.380

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, and 0.65% for Administrator Class shares, and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $1,948 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

24  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2020 were $335,513,089 and $303,989,736, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 29, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$2,838,940	$(2,838,940)	$0

JPMorgan Securities LLC	64,607	(64,607)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Short-Term High Yield Bond Fund  |  25

Notes to financial statements (unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

26  |  Wells Fargo Short-Term High Yield Bond Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Short-Term High Yield Bond Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28  |  Wells Fargo Short-Term High Yield Bond Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Short-Term High Yield Bond Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

30  |  Wells Fargo Short-Term High Yield Bond Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1)

the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs,

SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney

Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Short-Term High Yield Bond Fund  |  31

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1)the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

32  |  Wells Fargo Short-Term High Yield Bond Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo Short-Term High Yield Bond Fund  |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0320-04745 04-20

SA222/SAR222 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Ultra Short-Term Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED ◾ NO BANK GUARANTEE ◾ MAY LOSE VALUE

Wells Fargo Ultra Short-Term Income Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Ultra Short-Term Income Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Ultra Short-Term Income Fund  |  3

Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Ultra Short-Term Income Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Jay N. Mueller, CFA®‡

Michael J. Schueller, CFA®‡

Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 29, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SADAX)	8-31-1999	0.76	1.15	1.12	2.82	1.56	1.32	0.81	0.71

Class C (WUSTX)	7-18-2008	1.05	0.80	0.58	2.05	0.80	0.58	1.56	1.46

Administrator Class (WUSDX)	4-8-2005	–	–	–	2.98	1.69	1.46	0.75	0.56

Institutional Class (SADIX)	8-31-1999	–	–	–	3.18	1.89	1.68	0.48	0.36

Bloomberg Barclays Short-Term Government/Corporate Bond Index[3]	–	–	–	–	2.67	1.42	0.88	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Ultra Short-Term Income Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[4]

iShares Short-Term Corporate Bond ETF	2.83

SPDR Portfolio Short Term Corporate Bond ETF	2.83

Nissan Auto Lease Trust Series 2019-A Class A3, 2.76%, 3-15-2022	1.08

Ally Master Owner Trust Series 2018-4 Class A, 3.30%, 7-17-2023	1.05

World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3, 3.19%, 12-15-2021	0.99

Banco Santander SA, 3.50%, 4-11-2022	0.95

Daimler Trucks Retail Trust Series 2018-1 Class A4, 3.03%, 11-15-2024	0.92

Bank of America Corporation, 2.33%, 10-1-2021	0.91

Westlake Automobile Receivables Trust Series 2019-2A A2A, 2.57%, 2-15-2023	0.90

Morgan Stanley, 2.75%, 5-19-2022	0.88

Portfolio composition as of February 29, 2020[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Bloomberg Barclays Short-Term Government/Corporate Bond Index contains securities that have fallen out of the Bloomberg Barclays U.S. Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Barclays Short-Term Government/Corporate Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Ultra Short-Term Income Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,012.47	$3.50	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

Class C

Actual	$1,000.00	$1,007.52	$7.24	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%

Administrator Class

Actual	$1,000.00	$1,012.04	$2.75	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77	0.55%

Institutional Class

Actual	$1,000.00	$1,013.04	$1.75	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Ultra Short-Term Income Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 5.02%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$207,338	$206,955
FHLMC (1 Month LIBOR +0.50%) ±	2.16	9-15-2041	1,351,867	1,356,886
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.06	4-1-2038	526,629	559,285
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.31	9-1-2038	1,151,803	1,225,087
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.36	10-1-2038	536,274	572,297
FHLMC	4.50	8-1-2020	7,366	7,651
FHLMC	4.50	1-1-2022	13,114	13,622
FHLMC	4.50	6-1-2024	701,245	735,896
FHLMC	4.50	9-1-2026	1,081,518	1,133,553
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.52	3-1-2035	546,410	578,897
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.60	11-1-2035	1,362,615	1,445,072
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	1,498	1,551
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.71	5-1-2035	189,330	199,630
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	78,996	83,240
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.83	1-1-2029	30,698	30,989
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	604	620
FHLMC	5.50	12-1-2022	256,740	267,562
FHLMC	5.50	12-1-2023	289,480	303,169
FHLMC	6.00	10-1-2021	236,114	241,580
FHLMC	6.00	10-1-2021	259,414	265,070
FHLMC	6.00	1-1-2024	239,890	248,614
FHLMC	7.00	6-1-2031	212,453	240,846
FHLMC	9.50	9-1-2020	2,100	2,108
FHLMC	9.50	12-1-2022	1,325	1,336
FHLMC	10.00	11-17-2021	1,472	1,482
FHLMC	10.50	5-1-2020	739	739
FHLMC Series 2611 Class HD	5.00	5-15-2023	348,437	363,549
FHLMC Series 2649 Class WL	4.00	7-15-2023	576,539	586,074
FHLMC Series 2704 Class BH	4.50	11-15-2023	256,399	264,639
FHLMC Series 2881 Class AE	5.00	8-15-2034	133,885	138,713
FHLMC Series 2953 Class LD	5.00	12-15-2034	116,095	120,991
FHLMC Series 3266 Class D	5.00	1-15-2022	2	2
FHLMC Series 3609 Class LA	4.00	12-15-2024	2,501	2,510
FHLMC Series 3821 Class LA	3.50	4-15-2025	23,980	23,983
FHLMC Series 3834 Class EA	3.50	6-15-2029	126,185	127,735
FHLMC Series 3888 Class NA	2.25	1-15-2040	1,087,036	1,100,438
FHLMC Series 3898 Class NE	4.00	7-15-2040	43,084	43,147
FHLMC Series 4172 Class PB	1.50	7-15-2040	228,557	228,108
FHLMC Series 4318 Class LC	2.00	6-15-2038	90,141	90,035
FHLMC Series 4348 Class MH	3.00	6-15-2039	1,644,418	1,687,829
FHLMC Series 4764 Class BA	4.00	6-15-2042	823,810	846,725
FHLMC Series 4889 Class CD	3.00	4-15-2049	4,106,298	4,221,243
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	2.33	2-25-2023	519,665	519,094
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	1.82	9-25-2022	351,882	351,565
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	5-25-2044	2,568,514	2,570,933
FHLMC Series T-42 Class A6	9.50	2-25-2042	543,925	684,418
FNMA	2.00	4-1-2023	1,995,763	2,012,857
FNMA (6 Month LIBOR +1.51%) ±	3.55	9-1-2037	285,985	296,543
FNMA (6 Month LIBOR +1.40%) ±	3.65	10-1-2031	66,957	68,524
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.90	2-1-2036	865,917	917,749
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.94	12-1-2034	244,633	257,779
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.01	11-1-2035	114,286	119,160
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	54,802	57,708
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.15	11-1-2032	440,040	462,783
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.17	5-1-2032	4,572	4,734
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.31	11-1-2033	1,222,142	1,296,229

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32%	4-1-2038	$1,506,771	$1,595,378
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.34	7-1-2038	953,043	1,008,809
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.35	11-1-2034	670,525	713,899
FNMA (12 Month Treasury Average +2.22%) ±	4.36	8-1-2045	320,857	334,781
FNMA (12 Month LIBOR +1.82%) ±	4.36	9-1-2040	1,637,412	1,736,211
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.38	2-1-2035	689,910	728,228
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.39	8-1-2036	1,497,136	1,587,288
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.43	5-1-2036	409,188	434,547
FNMA (12 Month Treasury Average +2.31%) ±	4.46	5-1-2036	577,112	607,602
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.48	12-1-2040	123,109	129,765
FNMA	4.50	1-1-2027	1,336,573	1,413,971
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.69	6-1-2034	786,473	831,462
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.71	2-1-2033	342,636	356,058
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2032	70,161	72,743
FNMA	5.00	5-1-2022	127,577	134,929
FNMA	5.00	6-1-2024	1,306,666	1,381,966
FNMA (6 Month LIBOR +2.86%) ±	5.61	4-1-2033	745	774
FNMA	6.00	4-1-2021	20,087	20,316
FNMA	6.00	1-1-2023	675,836	704,236
FNMA	6.50	8-1-2031	253,492	300,333
FNMA	9.00	10-15-2021	1,346	1,360
FNMA	9.00	6-1-2024	4,211	4,246
FNMA	9.50	12-1-2020	888	892
FNMA	10.50	4-1-2022	25	25
FNMA Series 1990-111 Class Z	8.75	9-25-2020	309	311
FNMA Series 1990-119 Class J	9.00	10-25-2020	3,456	3,512
FNMA Series 1990-124 Class Z	9.00	10-25-2020	653	660
FNMA Series 1990-77 Class D	9.00	6-25-2020	485	485
FNMA Series 1991-132 Class Z	8.00	10-25-2021	11,506	11,971
FNMA Series 1992-71 Class X	8.25	5-25-2022	10,117	10,720
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	282,883	325,673
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	433,368	520,290
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	412,567	504,765
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	499,060	609,478
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	521,075	545,355
FNMA Series 2003-W11 Class A1 ±±	4.79	6-25-2033	13,949	14,589
FNMA Series 2003-W3 Class 1A4 ±±	4.08	8-25-2042	27,940	30,008
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	1.98	3-25-2037	272,584	271,085
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	2.31	9-25-2023	399	399
FNMA Series 2009-31 Class B	4.00	5-25-2024	12,002	12,001
FNMA Series 2010-115 Class NC	2.75	1-25-2039	562,197	566,583
FNMA Series 2010-25 Class ND	3.50	3-25-2025	2,144	2,146
FNMA Series 2010-37 Class A1	5.41	5-25-2035	3,644,956	3,832,474
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	144,410	147,227
FNMA Series 2012-72 Class QE	3.00	1-25-2038	212,934	215,750
FNMA Series 2013-26 Class AK	2.50	11-25-2038	2,741,937	2,777,919
FNMA Series 2014-19 Class HA	2.00	6-25-2040	656,594	674,226
GNMA	7.00	6-15-2033	367,073	445,513
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.10	6-20-2061	8,339	8,339
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.00%) ±	1.93	5-20-2067	64,562	64,518
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.93	8-20-2067	207,765	207,720

Total Agency Securities (Cost $53,348,082)				55,093,070

Asset-Backed Securities: 20.13%
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	11,174,000	11,476,773
American Credit Acceptance Receivables Trust Series 2018-1 Class C 144A	3.55	4-10-2024	1,725,750	1,733,768

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
American Credit Acceptance Receivables Trust Series 2019-2 Class A 144A	2.85%	7-12-2022	$4,010,022	$4,018,889
American Express Credit Account Master Trust Series 2018-8 Class A	3.18	4-15-2024	5,968,000	6,150,686
AmeriCredit Automobile Receivables Trust Series 2017-2 Class A3	1.98	12-20-2021	587,561	587,715
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	470,908	471,108
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,139,197	2,144,130
CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	633,768	633,866
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	2,979,523	2,984,521
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	5,100,663	5,230,748
CPS Auto Trust Series 2018-C Class A 144A	2.87	9-15-2021	31,143	31,157
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	10,000,000	10,119,165
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	1,796,230	1,798,103
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	3,750,000	3,791,615
Drive Auto Receivables Trust Series 2017-BA Class D 144A	3.72	10-17-2022	1,929,036	1,936,755
DT Auto Owner Trust Series 2016-2A Class D 144A	5.43	11-15-2022	8,817,445	8,832,251
DT Auto Owner Trust Series 2017-3A Class D 144A	3.58	5-15-2023	3,000,000	3,025,996
DT Auto Owner Trust Series 2018-3A Class A 144A	3.02	2-15-2022	815,314	817,063
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.43	6-25-2026	1,161,101	1,162,932
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.63	12-25-2056	939,169	941,568
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	458,495	458,744
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	578,877	579,199
Exeter Automobile Receivables Trust Series 2019-2A Class A 144A	2.93	7-15-2022	1,202,170	1,205,693
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	3,150,266	3,165,767
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	1,626,442	1,647,124
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	4,642,157	4,675,778
Ford Credit Auto Lease Trust Series 2018-B Class A4	3.30	2-15-2022	3,835,000	3,898,488
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	8,814,000	8,835,750
Ford Credit Floorplan Master Owner Trust LLC Series 2017-1 Class A1	2.07	5-15-2022	7,335,000	7,341,602
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	3,366,613	3,370,019
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	5,000,000	5,003,302
Honda Auto Receivables Owner Series 2019-1 Class A2	2.75	9-20-2021	2,276,736	2,288,022
Honda Auto Receivables Owner Trust Series 2018-3 Class A2	2.67	12-21-2020	344,055	344,244
Honda Auto Receivables Owner Trust Series 2018-4 Class A3	3.16	1-17-2023	8,715,000	8,896,174
Hyundai Auto Lease Securitization Trust Series 2017-C Class A3 144A	2.12	2-16-2021	192,741	192,780
Hyundai Auto Lease Securitization Trust Series 2019-A Class A3 144A	2.98	7-15-2022	5,200,000	5,286,463
Hyundai Auto Lease Securitization Trust Series 2020-A Class A2 144A	1.90	5-16-2022	1,570,000	1,578,917
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	2,096,427	2,100,461
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	2,543,893	2,560,214
Nissan Auto Lease Trust Series 2019-A Class A3	2.76	3-15-2022	11,738,000	11,905,568
Nissan Auto Lease Trust Series 2019-B Class A3	2.27	7-15-2022	5,375,000	5,433,292
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	3,603,349	3,623,664
Prestige Auto Receivables Trust Series 2017-1A Class B 144A	2.39	5-16-2022	987,383	988,644
Santander Drive Auto Receivables Trust Series 2015-5 Class D	3.65	12-15-2021	1,032,687	1,033,598
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	6,092,000	6,169,856
Santander Retail Auto Lease Trust Series 2019-A Class A2 144A	2.72	1-20-2022	4,027,338	4,058,656
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.99	9-15-2026	813,798	813,016
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	1.89	4-25-2027	404,594	404,018
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.00%) ±	2.23	11-25-2027	1,034,615	1,036,470
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.28	12-27-2038	4,412,190	4,388,167
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.18	5-26-2055	4,770,615	4,743,879
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	6,200,000	6,322,867
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	2.76	10-1-2024	2,054,169	2,055,463

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.15%	2-25-2028	$22,518	$22,475
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.85	10-25-2027	3,544,220	3,554,882
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,722,475	1,750,356
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.00%) 144A±	2.23	1-25-2046	3,612,819	3,597,118
Transportation Finance Equipment Trust Series 2019-1 Class A1 144A	2.00	10-23-2020	2,195,645	2,197,047
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	610,151	610,506
Volvo Financial Equipment LLC Series 2017-1A Class A3 144A	1.92	3-15-2021	1,628,449	1,628,990
Westlake Automobile Receivables Trust Series 2019-2A A2A 144A	2.57	2-15-2023	9,805,373	9,865,913
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,739,211	1,751,769
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	809,459	808,873
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19	12-15-2021	10,730,000	10,897,958

Total Asset-Backed Securities (Cost $220,065,301)				220,980,595

Corporate Bonds and Notes: 26.02%

Communication Services: 2.27%

Diversified Telecommunication Services: 0.97%
Broadcom Corporation	2.20	1-15-2021	7,000,000	7,024,987
Broadcom Corporation	3.00	1-15-2022	3,585,000	3,655,539

				10,680,526

Media: 1.12%
Fox Corporation 144A	3.67	1-25-2022	3,880,000	4,040,169
Interpublic Group Companies	3.50	10-1-2020	2,000,000	2,018,467
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,171,000

				12,229,636

Wireless Telecommunication Services: 0.18%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,968,750	1,984,697

Consumer Discretionary: 0.26%

Multiline Retail: 0.26%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,800,000	2,828,468

Consumer Staples: 1.57%

Food Products: 0.63%
Conagra Brands Incorporated	3.80	10-22-2021	3,560,000	3,700,580
Land O’Lakes Incorporated 144A	6.00	11-15-2022	3,000,000	3,218,814

				6,919,394

Tobacco: 0.94%
Altria Group Incorporated	4.75	5-5-2021	5,000,000	5,183,485
BAT Capital Corporation	2.76	8-15-2022	5,000,000	5,120,089

				10,303,574

Energy: 1.78%

Oil, Gas & Consumable Fuels: 1.78%
Energy Transfer Partners LP	5.20	2-1-2022	5,435,000	5,722,167
EQT Corporation «	3.00	10-1-2022	2,750,000	2,303,125
Occidental Petroleum Corporation	2.60	8-13-2021	2,320,000	2,349,564

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	2.70%	8-15-2022	$3,090,000	$3,148,746
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,950,000	5,968,268

				19,491,870

Financials: 11.66%

Banks: 4.59%
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	10,000,000	10,039,039
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	6,000,000	6,084,925
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,719,357
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	7,000,000	7,171,328
PNC Bank	2.45	11-5-2020	7,000,000	7,044,824
Synchrony Bank	3.65	5-24-2021	2,650,000	2,715,271
Truist Financial Corporation	2.90	3-3-2021	7,000,000	7,075,538
US Bank NA	2.05	10-23-2020	7,460,000	7,483,255

				50,333,537

Capital Markets: 1.83%
Goldman Sachs Group Incorporated	5.38	3-15-2020	5,000,000	5,006,182
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,380,931
Morgan Stanley	2.75	5-19-2022	9,435,000	9,693,740

				20,080,853

Consumer Finance: 3.99%
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	1,000,504
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	7,005,180
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,480,931
Daimler Finance North America LLC 144A	3.40	2-22-2022	4,000,000	4,119,185
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	2.73	10-12-2021	2,840,000	2,808,504
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,689,271
General Motors Financial Company Incorporated	4.20	11-6-2021	5,000,000	5,166,857
Hyundai Capital America Company 144A	2.38	2-10-2023	3,440,000	3,469,492
Hyundai Capital America Company 144A	2.75	9-18-2020	4,000,000	4,023,916
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	3,004,513
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,116,855
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,962,856

				43,848,064

Diversified Financial Services: 0.69%
IBM Credit LLC	3.45	11-30-2020	6,500,000	6,601,298
WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	1,007,368

				7,608,666

Insurance: 0.56%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,703,215
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,418,379

				6,121,594

Health Care: 3.17%

Biotechnology: 1.12%
AbbVie Incorporated 144A	2.30	11-21-2022	7,095,000	7,213,433
AbbVie Incorporated	3.38	11-14-2021	4,935,000	5,084,204

				12,297,637

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 1.51%
Anthem Incorporated	2.50%	11-21-2020	$5,040,000	$5,065,535
Cigna Corporation 144A	4.00	2-15-2022	5,375,000	5,575,865
CVS Health Corporation	2.80	7-20-2020	5,910,000	5,927,156

				16,568,556

Pharmaceuticals: 0.54%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,966,491

Industrials: 1.63%

Aerospace & Defense: 0.15%
The Boeing Company	2.70	5-1-2022	1,615,000	1,652,043

Air Freight & Logistics: 0.47%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,176,798

Airlines: 0.56%
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	3,055,108
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,089,823

				6,144,931

Industrial Conglomerates: 0.14%
General Electric Company	4.63	1-7-2021	1,485,000	1,523,901

Machinery: 0.31%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,436,781

Information Technology: 1.12%

Semiconductors & Semiconductor Equipment: 0.47%
Qualcomm Incorporated	3.00	5-20-2022	5,000,000	5,180,496

Technology Hardware, Storage & Peripherals: 0.65%
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,064,276

Materials: 0.71%

Chemicals: 0.46%
DuPont de Nemours Incorporated	3.77	11-15-2020	5,000,000	5,059,342

Metals & Mining: 0.25%
Freeport-McMoRan Incorporated	3.55	3-1-2022	2,750,000	2,774,475

Real Estate: 0.71%

Equity REITs: 0.43%
Crown Castle International Corporation	2.25	9-1-2021	4,700,000	4,739,327

Real Estate Management & Development: 0.28%
Washington Prime Group Incorporated «	3.85	4-1-2020	3,050,000	3,050,000

Utilities: 1.14%

Electric Utilities: 0.43%
DPL Incorporated	7.25	10-15-2021	1,580,000	1,635,300
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	3,009,200

				4,644,500

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  13

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.71%
Dominion Energy Incorporated	2.72%	8-15-2021	$2,700,000	$2,743,124
DTE Energy Company	2.25	11-1-2022	5,000,000	5,083,510

				7,826,634

Total Corporate Bonds and Notes (Cost $282,402,486)				285,537,067

			Shares
Exchange-Traded Funds: 5.67%
iShares Short-Term Corporate Bond ETF «			572,000	31,111,080
SPDR Portfolio Short Term Corporate Bond ETF			1,000,000	31,080,000

Total Exchange-Traded Funds (Cost $60,738,737)				62,191,080

			Principal
Municipal Obligations: 0.66%

Indiana: 0.27%

Education Revenue: 0.27%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	2.43	2-25-2044	$3,017,280	3,012,422

New Jersey: 0.16%

Transportation Revenue: 0.16%
New Jersey Transportation Trust Authority Taxable Transportation System Series B	2.38	6-15-2022	1,700,000	1,731,943

Wisconsin: 0.23%

Housing Revenue: 0.23%
Wisconsin PFA Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,502,700

Total Municipal Obligations (Cost $7,187,771)				7,247,065

Non-Agency Mortgage-Backed Securities: 25.12%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	1,919,035	1,932,059
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	4,329,205	4,372,398
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,099,773	1,107,640
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	2.61	8-15-2035	2,127,914	2,125,258
Bluemountain CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +1.33%) 144A±	3.18	4-13-2027	597,464	597,985
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,438,683	4,509,612
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	1,111,927	1,160,879
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	2,490,103	2,521,892
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	2,349,607	2,356,316
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.45	7-15-2032	5,115,843	5,115,838
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.62	1-20-2028	7,550,000	7,550,136
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	2.61	4-15-2027	5,416,319	5,417,315
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A3	3.06	2-10-2048	5,805,000	5,871,346
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.76	7-15-2030	2,365,399	2,348,207
CNH Equipment Trust Series 2016-B Class A4	1.97	11-15-2021	1,200,000	1,200,532
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	5,671,467	5,707,934

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00%	9-20-2021	$1,511	$1,529
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	1,769,768	1,777,858
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	1,524,394	1,531,199
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,375,804
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	3,425,514	3,562,847
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	729,142	730,915
Commercial Mortgage Trust Series 2014-UBS2 Class A3	3.47	3-10-2047	4,170,000	4,240,548
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	673,473	676,739
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	966,632	966,007
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.96	6-19-2031	129,686	132,645
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.60	6-19-2031	80,897	81,542
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	2.91	1-15-2034	3,600,000	3,601,054
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	6,793,785	6,858,105
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.74	12-31-2027	5,537,361	5,538,884
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	54,155	54,113
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	3,279,628	3,299,488
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	3,085,000	3,095,188
DLL Securitization Trust Series 2018-ST2 Class A3 144A	3.46	1-20-2022	7,394,562	7,477,799
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	3,560,036	3,563,941
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.78	9-25-2033	314,649	310,901
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	429,845	429,067
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	5,152,877	5,205,264
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	4,824,552	4,875,552
Goldman Sachs Mortgage Securities Trust Series 2010-C2 Class A2 144A±±	5.16	12-10-2043	3,190,000	3,240,304
Goldman Sachs Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,799,807	5,886,893
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,804,724	1,884,424
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,082,427
Goldman Sachs Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	199,346	199,372
Goldman Sachs Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	625,234	624,557
GPMT Limited Series 2018-FL1 Class A (1 Month LIBOR +0.90%) 144A±	2.55	11-21-2035	1,784,297	1,784,294
Great Wolf Trust Series 2019-WOLF Class A (1 Month LIBOR +1.03%) 144A±	2.69	12-15-2036	2,500,000	2,500,004
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	33,267	33,516
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.90	10-22-2025	2,420,130	2,420,495
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	3,707,486	3,748,774
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +0.00%) 144A±	2.66	11-15-2036	4,457,149	4,451,793
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	2,432,258	2,507,926
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	44,164	44,152
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	722,737	722,726
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.57	6-15-2035	7,447,423	7,442,142
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	2.62	7-15-2036	5,000,000	4,999,995
LCM XII LP Series 2013-A Class ARR (3 Month LIBOR +1.14%) 144A±	2.96	7-19-2027	6,000,000	6,000,438
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	3,000,000	3,135,532
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	4,192,742	4,222,168
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.98	10-25-2032	2,070	2,117

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  15

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	2.48%	11-25-2051	$3,666,667	$3,670,733
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.43	6-25-2052	5,065,000	5,068,382
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	3,125,000	3,204,254
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	3,135,761	3,129,969
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.63	1-15-2028	4,085,000	4,085,486
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	2,914,485	2,966,885
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	5,919,000	5,937,617
OZML Funding Limited Series 2013-3A Class AIRR (3 Month LIBOR +1.18%) 144A±	2.98	1-22-2029	5,000,000	5,001,355
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.00%) 144A±	2.59	11-15-2026	2,811,226	2,812,890
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	3,255,733	3,424,737
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.55	11-25-2020	118,804	118,833
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	3.15	1-15-2030	2,840,000	2,843,292
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	4,179,857	4,228,598
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	3,888,379	3,898,430
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,781,437	3,809,322
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	1,327	1,323
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±%%	3.30	7-29-2029	5,540,000	5,531,684
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.44%) 144A±	3.13	2-15-2029	4,075,000	4,078,052
THL Credit Wind River CLO Limited Series 2012-1A Class AR2 (3 Month LIBOR +0.88%) 144A±	2.71	1-15-2026	2,763,055	2,763,994
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.53	4-25-2048	3,085,874	3,094,424
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	3,080,000	3,193,322
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	4,623,020	4,718,570
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,712,017	2,778,315
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	5,149,778	5,187,255
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,348,090	1,385,909
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	2.51	2-15-2032	4,115,000	4,106,024
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,632,100	1,661,071
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	2.65	4-15-2027	5,453,579	5,454,086
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	3,919,692	3,962,240
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.08	8-25-2032	131,869	138,013
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.08	8-25-2032	113,299	110,805
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	154,692	157,149

Total Non-Agency Mortgage-Backed Securities (Cost $274,357,545)				275,739,404

Yankee Corporate Bonds and Notes: 14.29%

Consumer Discretionary: 1.60%

Auto Components: 0.58%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,326,846

Automobiles: 0.52%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	5,720,000	5,726,406

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Household Durables : 0.50%
Panasonic Corporation 144A	2.54%	7-19-2022	$5,400,000	$5,508,903

Consumer Staples : 0.42%

Food & Staples Retailing : 0.42%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,619,384

Energy : 1.07%

Oil, Gas & Consumable Fuels : 1.07%
Aker BP ASA 144A	6.00	7-1-2022	5,000,000	5,140,543
TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,625,576

				11,766,119

Financials : 9.85%

Banks : 9.02%
ABN AMRO Bank NV 144A	3.40	8-27-2021	7,000,000	7,201,926
ANZ New Zealand International Company 144A«	1.90	2-13-2023	2,800,000	2,834,585
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,815,681
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,245,920
Banco Santander SA	3.50	4-11-2022	10,020,000	10,403,211
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	7,700,000	7,827,523
BBVA Bancomer SA 144A	7.25	4-22-2020	1,415,000	1,420,320
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,737,230
Danske Bank AS 144A	5.00	1-12-2022	8,565,000	9,071,777
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	7,034,583
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	5,023,004
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,209,500
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	2.21	10-16-2020	5,000,000	5,005,638
Sumitomo Mitsui Financial Group	2.06	7-14-2021	5,000,000	5,035,114
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	4,028,800
Svenska Handelsbanken AB	1.88	9-7-2021	7,000,000	7,054,314
UniCredit SpA 144A	6.57	1-14-2022	5,615,000	6,030,713

				98,979,839

Diversified Financial Services : 0.83%
General Electric Capital International Funding Company	2.34	11-15-2020	5,322,000	5,336,529
UBS AG 144A	2.20	6-8-2020	3,725,000	3,727,951

				9,064,480

Health Care : 0.48%

Pharmaceuticals : 0.48%
Perrigo Finance Unlimited Company	3.50	3-15-2021	2,665,000	2,712,191
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,520,000	2,552,407

				5,264,598

Industrials : 0.21%

Semiconductors & Semiconductor Equipment : 0.21%
NXP BV 144A	4.13	6-1-2021	2,215,000	2,276,696

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  17

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Materials : 0.66%

Chemicals : 0.66%
Park Aerospace Holdings Company 144A	5.25%	8-15-2022	$2,115,000	$2,250,246
Syngenta Finance NV 144A	3.70	4-24-2020	5,000,000	5,010,522

				7,260,768

Total Yankee Corporate Bonds and Notes (Cost $154,110,197)				156,794,039

	Yield		Shares
Short-Term Investments : 5.13%

Investment Companies : 5.13%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66		12,791,854	12,793,133
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.52		43,536,183	43,536,183

Total Short-Term Investments (Cost $56,329,316)				56,329,316

Total investments in securities (Cost $1,108,539,435)	102.04%	1,119,911,636

Other assets and liabilities, net	(2.04)	(22,420,606)

Total net assets	100.00%	$1,097,491,030

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

LOC	Letter of credit

PFA	Public Finance Authority

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Short

2-Year U.S. Treasury Notes	(1,126)	6-30-2020	$(244,498,541)	$(245,837,470)	$0	$(1,338,929)

5-Year U.S. Treasury Notes	(190)	6-30-2020	(23,085,863)	(23,322,500)	0	(236,637)

					$0	$(1,575,566)

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	252,186,882	(239,395,028)	12,791,854	$11	$0	$134,317	#	$12,793,133
Wells Fargo Government Money Market Fund Select Class	62,084,487	381,652,830	(400,201,134)	43,536,183	0	0	534,158		43,536,183

					$11	$0	$668,475		$56,329,316	5.13%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  19

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $12,525,851 of securities loaned), at value (cost $1,052,210,119)	$1,063,582,320
Investments in affiliated securities, at value (cost $56,329,316)	56,329,316
Cash	107,068
Segregated cash for futures contracts	1,956,806
Principal paydown receivable	64,658
Receivable for Fund shares sold	5,652,981
Receivable for interest	5,135,622
Receivable for securities lending income, net	3,200
Prepaid expenses and other assets	258

Total assets	1,132,832,229

Liabilities
Payable upon receipt of securities loaned	12,792,625
Payable for investments purchased	14,623,350
Payable for Fund shares redeemed	5,093,801
Payable for daily variation margin on open futures contracts	1,174,772
Management fee payable	218,567
Dividends payable	797,227
Administration fees payable	88,597
Distribution fee payable	2,633
Trustees’ fees and expenses payable	6,019
Accrued expenses and other liabilities	543,608

Total liabilities	35,341,199

Total net assets	$1,097,491,030

Net assets consist of
Paid-in capital	$1,118,140,719
Total distributable loss	(20,649,689)

Total net assets	$1,097,491,030

Computation of net asset value and offering price per share
Net assets – Class A	$214,938,466
Shares outstanding – Class A1	25,116,720
Net asset value per share – Class A	$8.56
Maximum offering price per share – Class A2	$8.73
Net assets – Class C	$4,399,573
Shares outstanding – Class C1	514,674
Net asset value per share – Class C	$8.55
Net assets – Administrator Class	$16,927,140
Shares outstanding – Administrator Class[1]	1,987,013
Net asset value per share – Administrator Class	$8.52
Net assets – Institutional Class	$861,225,851
Shares outstanding – Institutional Class[1]	100,694,237
Net asset value per share – Institutional Class	$8.55

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Ultra Short-Term Income Fund

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$13,532,089
Dividends	903,115
Income from affiliated securities	564,434

Total investment income	14,999,638

Expenses
Management fee	1,890,961
Administration fees
Class A	168,428
Class C	3,678
Administrator Class	7,683
Institutional Class	342,836
Shareholder servicing fees
Class A	263,168
Class C	5,747
Administrator Class	19,206
Distribution fee
Class C	17,226
Custody and accounting fees	44,629
Professional fees	36,694
Registration fees	66,945
Shareholder report expenses	34,712
Trustees’ fees and expenses	10,909
Other fees and expenses	11,093

Total expenses	2,923,915
Less: Fee waivers and/or expense reimbursements
Fund-level	(519,728)
Administrator Class	(6,925)
Institutional Class	(84,898)

Net expenses	2,312,364

Net investment income	12,687,274

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	808,106
Affiliated securities	11
Futures contracts	(978,525)

Net realized losses on investments	(170,408)

Net change in unrealized gains (losses) on
Unaffiliated securities	3,274,309
Futures contracts	(1,624,207)

Net change in unrealized gains (losses) on investments	1,650,102

Net realized and unrealized gains (losses) on investments	1,479,694

Net increase in net assets resulting from operations	$14,166,968

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  21

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$12,687,274		$23,807,281
Net realized losses on investments		(170,408)		(5,173,986)
Net change in unrealized gains (losses) on investments		1,650,102		14,893,045

Net increase in net assets resulting from operations		14,166,968		33,526,340

Distributions to shareholders from net investment income and net realized gains
Class A		(2,128,715)		(4,691,164)
Class C		(29,243)		(69,389)
Administrator Class		(166,975)		(302,857)
Institutional Class		(10,165,217)		(18,718,916)

Total distributions to shareholders		(12,490,150)		(23,782,326)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,814,251	24,066,734	3,440,445	29,216,109
Class C	85,085	726,510	442,509	3,748,406
Administrator Class	594,590	5,061,997	508,071	4,302,476
Institutional Class	38,580,737	329,789,853	79,096,663	671,176,689

		359,645,094		708,443,680

Reinvestment of distributions
Class A	240,915	2,060,629	534,195	4,540,259
Class C	3,381	28,881	8,101	68,784
Administrator Class	19,170	163,204	35,444	299,894
Institutional Class	645,961	5,521,962	1,026,803	8,724,965

		7,774,676		13,633,902

Payment for shares redeemed
Class A	(3,159,678)	(27,013,748)	(7,567,845)	(64,257,129)
Class C	(189,733)	(1,620,395)	(432,645)	(3,668,839)
Administrator Class	(242,986)	(2,069,535)	(711,430)	(6,017,265)
Institutional Class	(36,477,905)	(311,866,978)	(70,211,953)	(595,758,632)

		(342,570,656)		(669,701,865)

Net increase in net assets resulting from capital share transactions		24,849,114		52,375,717

Total increase in net assets		26,525,932		62,119,731

Net assets
Beginning of period		1,070,965,098		1,008,845,367

End of period		$1,097,491,030		$1,070,965,098

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.54	$8.46	$8.48	$8.49	$8.46	$8.53
Net investment income	0.09	0.17 [1]	0.13	0.09	0.08	0.05
Net realized and unrealized gains (losses) on investments	0.02	0.08	(0.02)	(0.01)	0.03	(0.06)

Total from investment operations	0.11	0.25	0.11	0.08	0.11	(0.01)
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.13)	(0.09)	(0.08)	(0.05)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.09)	(0.17)	(0.13)	(0.09)	(0.08)	(0.06)
Net asset value, end of period	$8.56	$8.54	$8.46	$8.48	$8.49	$8.46
Total return[2]	1.25%	3.04%	1.24%	0.97%	1.28%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.80%	0.79%	0.79%	0.77%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.06%	2.05%	1.47%	1.09%	0.93%	0.64%
Supplemental data
Portfolio turnover rate	18%	36%	55%	56%	51%	70%
Net assets, end of period (000s omitted)	$214,938	$215,503	$243,909	$274,079	$319,565	$151,561

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.54	$8.46	$8.47	$8.48	$8.45	$8.52
Net investment income (loss)	0.05	0.11	0.06	0.02	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	0.01	0.08	(0.01)	0.00	0.03	(0.06)

Total from investment operations	0.06	0.19	0.05	0.02	0.04	(0.07)
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.06)	(0.03)	(0.01)	(0.00)[1]
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.05)	(0.11)	(0.06)	(0.03)	(0.01)	(0.00)[1]
Net asset value, end of period	$8.55	$8.54	$8.46	$8.47	$8.48	$8.45
Total return[2]	0.75%	2.27%	0.60%	0.22%	0.52%	(0.81)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.55%	1.54%	1.54%	1.52%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	1.31%	1.31%	0.72%	0.34%	0.17%	(0.10)%
Supplemental data
Portfolio turnover rate	18%	36%	55%	56%	51%	70%
Net assets, end of period (000s omitted)	$4,400	$5,257	$5,056	$5,760	$7,464	$7,642

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.51	$8.43	$8.45	$8.46	$8.42	$8.50
Net investment income	0.09	0.19 [1]	0.13	0.10	0.09	0.07 [1]
Net realized and unrealized gains (losses) on investments	0.01	0.08	(0.01)	(0.01)	0.04	(0.07)

Total from investment operations	0.10	0.27	0.12	0.09	0.13	0.00
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.14)	(0.10)	(0.09)	(0.07)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.09)	(0.19)	(0.14)	(0.10)	(0.09)	(0.08)
Net asset value, end of period	$8.52	$8.51	$8.43	$8.45	$8.46	$8.42
Total return[2]	1.20%	3.19%	1.39%	1.12%	1.55%	(0.04)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.74%	0.73%	0.73%	0.71%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.21%	2.20%	1.54%	1.24%	1.05%	0.81%
Supplemental data
Portfolio turnover rate	18%	36%	55%	56%	51%	70%
Net assets, end of period (000s omitted)	$16,927	$13,748	$15,037	$27,245	$26,679	$44,682

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.54	$8.46	$8.48	$8.49	$8.45	$8.53
Net investment income	0.10	0.20	0.15	0.12	0.11	0.08
Net realized and unrealized gains (losses) on investments	0.01	0.08	(0.02)	(0.01)	0.04	(0.07)
Total from investment operations	0.11	0.28	0.13	0.11	0.15	0.01
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.15)	(0.12)	(0.11)	(0.08)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.10)	(0.20)	(0.15)	(0.12)	(0.11)	(0.09)
Net asset value, end of period	$8.55	$8.54	$8.46	$8.48	$8.49	$8.45
Total return[1]	1.30%	3.40%	1.59%	1.33%	1.75%	0.16%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.46%	0.46%	0.44%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.41%	2.41%	1.80%	1.43%	1.27%	0.99%
Supplemental data
Portfolio turnover rate	18%	36%	55%	56%	51%	70%
Net assets, end of period (000s omitted)	$861,226	$836,456	$744,844	$1,061,908	$1,197,514	$1,137,808

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Ultra Short-Term Income Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Wells Fargo Ultra Short-Term Income Fund  |  27

Notes to financial statements (unaudited)

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $1,108,588,076 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$12,378,501

Gross unrealized losses	(2,630,507)

Net unrealized gains	$9,747,994

28  |  Wells Fargo Ultra Short-Term Income Fund

Notes to financial statements (unaudited)

As of August 31, 2019, the Fund had capital loss carryforwards which consisted of $1,313,832 in short-term capital losses and $22,815,824 in long-term capital losses.

As of August 31, 2019, the Fund had current year deferred post-October capital losses consisting of $2,111,387 in short-term losses and $3,611,278 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$55,093,070	$0	$55,093,070

Asset-backed securities	0	220,980,595	0	220,980,595

Corporate bonds and notes	0	285,537,067	0	285,537,067

Exchange-traded funds	62,191,080	0	0	62,191,080

Municipal obligations	0	7,247,065	0	7,247,065

Non-agency mortgage-backed securities	0	275,739,404	0	275,739,404

Yankee corporate bonds and notes	0	156,794,039	0	156,794,039

Short-term investments

Investment companies	56,329,316	0	0	56,329,316

Total assets	$118,520,396	$1,001,391,240	$0	$1,119,911,636
Liabilities
Futures contracts	$1,575,566	$0	$0	$1,575,566

Total liabilities	$1,575,566	$0	$0	$1,575,566

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Income Fund  |  29

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, and 0.35% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

30  |  Wells Fargo Ultra Short-Term Income Fund

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $433 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,110,189	$429,498,537	$9,042	$186,470,647

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 29, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$4,112,278	$(4,112,278)	$0

Barclays Capital Inc.	1,308,627	(1,308,627)	0

Citigroup Global Markets Inc.	7,104,946	(7,104,946)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended February 29, 2020, the Fund entered into futures contracts to help manage duration. The Fund had an average notional amount of $263,159,475 in short futures contracts during the six months ended February 29, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

Wells Fargo Ultra Short-Term Income Fund  |  31

Notes to financial statements (unaudited)

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

32  |  Wells Fargo Ultra Short-Term Income Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Ultra Short-Term Income Fund  |  33

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

34  |  Wells Fargo Ultra Short-Term Income Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Ultra Short-Term Income Fund  |  35

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

36  |  Wells Fargo Ultra Short-Term Income Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Ultra Short-Term Income Fund  |  37

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program
● Shares acquired through NAV reinstatement

38  |  Wells Fargo Ultra Short-Term Income Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo Ultra Short-Term Income Fund  |  39

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0320-04746 04-20

SA223/SAR223 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Adjustable Rate Government Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Adjustable Rate Government Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Adjustable Rate Government Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Adjustable Rate Government Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®‡

Michal Stanczyk

Average annual total returns (%) as of February 29, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (ESAAX)	6-30-2000	0.99	0.62	1.02	3.03	1.04	1.22	0.87	0.74

Class C (ESACX)	6-30-2000	1.26	0.26	0.45	2.26	0.26	0.45	1.62	1.49

Administrator Class (ESADX)[4]	7-30-2010	–	–	–	3.17	1.18	1.36	0.81	0.60

Institutional Class (EKIZX)	10-1-1991	–	–	–	3.32	1.32	1.49	0.54	0.46

Bloomberg Barclays 6-Month Treasury Bill Index[5]	–	–	–	–	2.55	1.35	0.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Adjustable Rate Government Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[6]

FNMA, Series 2002-66 Class A3, 4.47%, 4-25-2042	2.15

FNMA, Series 2004-W15 Class 3A, 2.91%, 6-25-2044	1.62

GNMA, Series 2017-H11 Class FE, 4.24%, 5-20-2067	1.56

FNMA, Series 2006-W01 Class 3A, 3.69%, 10-25-2045	1.24

FHLMC, Series T-67 Class 1A1C, 4.59%, 3-25-2036	1.15

FNMA, Series 2001-T12 Class A4, 3.70%, 8-25-2041	1.11

FHLMC, Series T-67 Class 2A1C, 3.13%, 3-25-2036	1.09

FHLMC, Series 2682 Class FK, 4.36%, 1-15-2033	1.04

FNMA, Series 2004-W12 Class 2A, 2.01%, 6-25-2044	1.04

FHLMC, Series 4842 Class FA, 4.35%, 11-15-2048	1.02

Portfolio allocation as of February 29, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance shown prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, 0.60% for Administrator Class, and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[5]

The Bloomberg Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-Month U.S. Treasury bills. The index follows Bloomberg Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Adjustable Rate Government Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,013.27	$3.70	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%

Class C

Actual	$1,000.00	$1,009.49	$7.44	1.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%

Administrator Class

Actual	$1,000.00	$1,013.97	$3.00	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

Institutional Class

Actual	$1,000.00	$1,014.67	$2.30	0.46%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31	0.46%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 95.08%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	2.35%	12-29-2045	$152,219	$152,330
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	0.90	3-15-2024	203,978	202,921
FHLMC (1 Month LIBOR +0.30%) ±	1.96	11-15-2042	1,054,949	1,040,149
FHLMC (1 Month LIBOR +0.35%) ±	2.01	11-15-2036	1,259,092	1,248,084
FHLMC (11th District Cost of Funds +0.90%) ±	2.04	1-1-2022	92	92
FHLMC (1 Month LIBOR +0.40%) ±	2.06	1-15-2044	2,212,990	2,200,310
FHLMC (1 Month LIBOR +0.45%) ±	2.11	10-25-2049	1,929,453	1,923,955
FHLMC (11th District Cost of Funds +1.25%) ±	2.35	2-1-2035	118,111	116,551
FHLMC (11th District Cost of Funds +1.25%) ±	2.38	1-1-2030	2,144	2,120
FHLMC (11th District Cost of Funds +1.25%) ±	2.38	1-1-2030	951	947
FHLMC (11th District Cost of Funds +1.25%) ±	2.38	7-1-2030	122,714	121,424
FHLMC (11th District Cost of Funds +1.37%) ±	2.50	10-1-2030	1,419	1,415
FHLMC (11th District Cost of Funds +1.75%) ±	2.89	3-1-2025	4,066	4,051
FHLMC (11th District Cost of Funds +1.25%) ±	3.02	11-1-2030	36,599	36,991
FHLMC (1 Year Treasury Constant Maturity +0.72%) ±	3.09	4-1-2030	32,165	32,691
FHLMC (6 Month LIBOR +1.42%) ±	3.32	2-1-2037	3,985	4,120
FHLMC (12 Month LIBOR +1.66%) ±	3.38	2-1-2037	50,194	52,031
FHLMC (11th District Cost of Funds +2.27%) ±	3.43	6-1-2029	27,183	27,357
FHLMC (11th District Cost of Funds +2.39%) ±	3.49	6-1-2021	12,384	12,404
FHLMC (6 Month LIBOR +1.73%) ±	3.61	6-1-2024	5,048	5,065
FHLMC (12 Month LIBOR +1.74%) ±	3.64	12-1-2036	197,983	208,505
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.74	11-1-2034	274,470	290,305
FHLMC (12 Month LIBOR +1.73%) ±	3.76	1-1-2035	382,503	406,294
FHLMC (6 Month LIBOR +1.68%) ±	3.79	1-1-2037	773,317	805,639
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.81	7-1-2024	22,372	22,189
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.81	1-1-2023	12,429	12,802
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	29,630	29,813
FHLMC (6 Month LIBOR +1.70%) ±	3.82	6-1-2037	319,891	329,750
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.85	2-1-2034	884,100	928,714
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.86	2-1-2034	367,138	390,448
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.87	3-1-2025	29,747	30,829
FHLMC (12 Month LIBOR +1.78%) ±	3.89	11-1-2035	238,435	249,727
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.90	2-1-2036	467,532	495,084
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.92	8-1-2034	648,274	682,352
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.94	11-1-2022	50,005	51,117
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.94	5-1-2032	107,334	108,218
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.95	12-1-2033	449,371	473,041
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.97	1-1-2037	85,098	90,721
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.98	11-1-2035	624,282	656,462
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.99	12-1-2034	227,758	237,724
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.00	1-1-2035	219,492	231,869
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.01	1-1-2033	252,405	264,699
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.02	11-1-2029	36,285	37,056
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.02	2-1-2035	618,673	658,493
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.03	2-1-2034	960,224	1,020,873
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.04	11-1-2029	55,044	56,392
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.07	9-1-2038	413,337	438,484
FHLMC (12 Month LIBOR +1.87%) ±	4.07	9-1-2036	536,401	568,033
FHLMC (12 Month LIBOR +1.93%) ±	4.08	4-1-2035	743,154	782,805
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.08	5-1-2034	68,199	72,538
FHLMC (12 Month LIBOR +1.77%) ±	4.08	9-1-2037	349,648	365,043
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.09	7-1-2034	89,611	95,185
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.10	10-1-2033	498,918	520,815
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	4.10	10-1-2037	736,420	777,307
FHLMC (12 Month LIBOR +1.98%) ±	4.10	11-1-2032	105,551	108,307
FHLMC (6 Month LIBOR +2.08%) ±	4.10	6-1-2026	566,587	582,691

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	4.11%	5-1-2035	$278,815	$294,427
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.12	2-1-2034	424,328	455,274
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.14	4-1-2036	349,047	371,027
FHLMC (6 Month LIBOR +2.12%) ±	4.14	5-1-2037	37,638	39,463
FHLMC (12 Month LIBOR +1.75%) ±	4.15	9-1-2037	268,053	282,730
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.16	10-1-2033	728,539	773,012
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.16	12-1-2032	204,972	216,326
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.16	6-1-2036	629,574	667,771
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2033	192,555	204,333
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.18	6-1-2030	26,984	27,658
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.19	12-1-2035	388,345	409,034
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	4.19	4-1-2032	77,624	78,029
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.20	6-1-2033	426,445	448,488
FHLMC (12 Month LIBOR +1.86%) ±	4.22	7-1-2038	1,199,780	1,266,656
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.23	8-1-2033	959,154	999,252
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.23	2-1-2036	446,596	474,532
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.24	11-1-2027	317,057	333,510
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.25	10-1-2036	301,294	319,772
FHLMC (12 Month LIBOR +1.81%) ±	4.26	5-1-2039	420,183	438,734
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	9-1-2033	116,941	124,178
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.27	1-1-2034	604,453	642,456
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.27	5-1-2025	51,043	51,481
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.27	1-1-2030	12,669	13,137
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.31	7-1-2031	144,270	153,034
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.31	1-1-2028	14,508	15,222
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.31	10-1-2036	238,697	246,051
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.32	8-1-2035	299,707	317,614
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.32	6-1-2035	640,152	681,026
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.33	7-1-2036	186,738	197,157
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	2-1-2036	693,212	735,199
FHLMC (12 Month Treasury Average +1.90%) ±	4.34	5-1-2028	170,838	177,547
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.34	1-1-2037	649,451	689,207
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.34	2-1-2036	623,915	661,053
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	4.35	7-1-2038	431,859	458,217
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	4.36	4-1-2034	342,169	359,017
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.36	6-1-2035	319,044	334,657
FHLMC (12 Month LIBOR +1.75%) ±	4.37	5-1-2037	835,442	880,905
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.38	3-1-2037	220,564	234,252
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.39	3-1-2027	63,136	64,619
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.39	11-1-2036	739,221	776,546
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.40	10-1-2033	903,025	942,399
FHLMC (12 Month LIBOR +1.99%) ±	4.40	7-1-2036	569,076	600,920
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.40	11-1-2036	584,579	617,319
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	4.41	5-1-2031	93,254	92,880
FHLMC (11th District Cost of Funds +2.29%) ±	4.42	12-1-2025	5,104	5,116
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.42	7-1-2031	506,223	526,239
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.42	2-1-2036	403,454	425,929
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.43	9-1-2033	556,732	590,965
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.43	2-1-2036	307,678	322,672
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.44	9-1-2029	76,786	78,202
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.44	3-1-2035	482,099	510,650
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.45	1-1-2028	1,568	1,653
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.45	1-1-2037	1,144,748	1,218,593
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.46	8-1-2035	1,010,736	1,069,133
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.47	7-1-2037	335,862	355,254
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	4-1-2037	357,724	380,852

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (3 Year Treasury Constant Maturity +2.70%) ±	4.48%	6-1-2035	$596,811	$637,362
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.49	5-1-2034	1,020,646	1,076,431
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.50	10-1-2034	614,194	650,793
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.50	5-1-2038	519,693	544,850
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.51	8-1-2029	8,038	8,073
FHLMC (1 Year Treasury Constant Maturity +2.46%) ±	4.51	10-1-2030	1,045,341	1,098,117
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.52	7-1-2035	383,928	406,817
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.53	9-1-2029	413,200	435,940
FHLMC (12 Month LIBOR +1.77%) ±	4.54	6-1-2035	667,776	705,151
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.54	6-1-2035	854,871	895,414
FHLMC (12 Month LIBOR +1.88%) ±	4.55	4-1-2037	306,881	325,215
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.55	1-1-2036	356,564	378,776
FHLMC (12 Month LIBOR +1.77%) ±	4.56	10-1-2036	343,307	361,909
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	6-1-2035	73,302	77,707
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.57	9-1-2035	953,856	1,009,474
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.58	2-1-2031	338,122	354,858
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.59	9-1-2030	98,525	102,733
FHLMC (12 Month LIBOR +1.77%) ±	4.59	10-1-2035	476,832	499,823
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.59	8-1-2027	4,335	4,406
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.60	8-1-2033	65,318	68,178
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.60	2-1-2036	73,945	78,611
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.60	11-1-2035	467,793	496,101
FHLMC (12 Month LIBOR +1.75%) ±	4.60	6-1-2033	379,388	397,950
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.60	4-1-2037	876,986	929,977
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.60	11-1-2026	57,464	59,238
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.62	9-1-2032	1,085,433	1,147,483
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.64	9-1-2031	59,974	61,231
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.65	9-1-2030	90,334	92,747
FHLMC (12 Month LIBOR +1.75%) ±	4.66	5-1-2033	139,464	146,200
FHLMC (12 Month LIBOR +1.75%) ±	4.66	4-1-2035	138,731	145,797
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.67	5-1-2037	49,254	51,834
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.68	7-1-2034	375,546	393,699
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.68	4-1-2038	665,711	704,329
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.68	9-1-2038	140,911	146,474
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.68	3-1-2034	535,908	563,940
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.69	4-1-2023	116,859	117,723
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.70	3-1-2036	415,482	436,188
FHLMC (1 Year Treasury Constant Maturity +2.63%) ±	4.71	5-1-2028	136,984	142,701
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.73	7-1-2038	155,244	163,456
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	5-1-2032	36,391	37,637
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	5-1-2034	502,997	523,276
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	4-1-2034	176,989	186,188
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.75	11-1-2029	284,852	297,181
FHLMC (12 Month LIBOR +1.87%) ±	4.75	5-1-2035	99,857	105,634
FHLMC (12 Month Treasury Average +2.30%) ±	4.75	6-1-2028	76,405	78,229
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.75	5-1-2034	123,784	129,468
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.76	7-1-2027	410,220	414,066
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	4.79	8-1-2029	85,262	89,364
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.79	3-1-2034	603,131	635,795
FHLMC (12 Month LIBOR +1.67%) ±	4.79	8-1-2035	133,872	136,246
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.80	9-1-2033	405,376	428,439
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.80	6-1-2025	42,857	43,542
FHLMC (11th District Cost of Funds +2.57%) ±	4.80	12-1-2025	242,823	250,458
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.81	6-1-2030	217,480	227,784
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.83	4-1-2034	187,359	197,178
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.86	4-1-2038	667,776	707,351

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (12 Month LIBOR +1.86%) ±	4.87%	4-1-2037	$405,906	$428,831
FHLMC (6 Month LIBOR +2.38%) ±	4.89	2-1-2024	10,607	10,656
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.91	10-1-2024	57,514	59,317
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.91	7-1-2029	48,201	50,334
FHLMC (12 Month LIBOR +1.91%) ±	4.91	3-1-2032	259,921	273,971
FHLMC (12 Month LIBOR +1.84%) ±	4.91	4-1-2035	785,744	823,384
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.92	7-1-2034	387,860	409,166
FHLMC (12 Month Treasury Average +2.46%) ±	4.96	10-1-2029	86,726	89,155
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.97	6-1-2035	177,859	187,121
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.97	11-1-2029	84,156	87,371
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.99	10-1-2025	41,026	41,760
FHLMC (Federal Cost of Funds +2.72%) ±	5.00	4-1-2023	3,468	3,471
FHLMC	5.00	10-1-2022	5,081	5,376
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	5.05	8-1-2029	45,747	46,497
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	5.07	4-1-2029	70,721	71,756
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	5.10	6-1-2032	133,167	135,557
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.16	6-1-2030	72,176	73,893
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.23	2-1-2030	27,017	27,465
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.49	8-1-2024	156,311	159,865
FHLMC (6 Month LIBOR +3.83%) ±	6.08	11-1-2026	25,168	25,768
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.99	2-15-2024	590,190	597,035
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.14	2-15-2024	10,185	10,334
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	1.15	5-15-2024	75,825	75,758
FHLMC Series 20 Class F ±±	3.26	7-1-2029	6,626	6,804
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.21	4-15-2027	57,101	57,436
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.16	6-15-2031	55,164	55,246
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	6.34	3-15-2032	110,603	19,687
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.16	4-15-2028	73,693	74,082
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	2.66	3-15-2032	72,088	73,587
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.21	3-15-2032	142,259	143,566
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	2.26	12-15-2032	303,421	305,274
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	3.13	1-15-2033	2,956,296	3,057,035
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	2.01	3-15-2036	704,667	701,498
FHLMC Series 3149 Class FB ±±	2.01	5-15-2036	1,169,980	1,162,628
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	2.03	3-15-2037	872,379	869,529
FHLMC Series 3436 Class A ±±	4.31	11-15-2036	450,659	465,125
FHLMC Series 3753 Class FA ±±	2.16	11-15-2040	2,261,135	2,258,197
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	2.06	2-15-2033	979,777	977,876
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	2.11	3-15-2041	900,718	896,591
FHLMC Series 4013 Class QF ±±	2.21	3-15-2041	956,514	960,676
FHLMC Series 4678 Class AF ±±	2.18	12-15-2042	2,105,021	2,091,027
FHLMC Series 4821 Class FA ±±	1.96	7-15-2048	1,553,199	1,543,225
FHLMC Series 4842 Class FA ±±	2.01	11-15-2048	3,011,703	2,999,567
FHLMC Series 4933 Class FA ±±	2.16	12-25-2049	2,649,771	2,650,390
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.00%) ±	2.03	11-25-2028	349,231	351,473
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	2.01	6-25-2029	1,093,653	1,094,575
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	1.96	12-25-2029	2,292,428	2,252,336
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	2.02	10-25-2029	826,435	822,144
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	1.94	5-25-2030	1,278,551	1,275,490
FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	1.96	10-25-2030	854,228	858,252
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	1.87	12-25-2030	887,526	861,539
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	1.94	9-25-2031	2,226,179	2,205,201
FHLMC Series T-48 Class 2A ±±	4.20	7-25-2033	1,713,479	1,772,989
FHLMC Series T-54 Class 4A ±±	4.20	2-25-2043	1,197,047	1,257,922
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	51,749	60,136
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.63	5-25-2043	828,347	847,373

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +0.00%) ±	3.25%	10-25-2044	$2,661,111	$2,665,004
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.25	2-25-2045	2,365,886	2,355,281
FHLMC Series T-66 Class 2A1 ±±	4.19	1-25-2036	1,456,000	1,509,424
FHLMC Series T-67 Class 1A1C ±±	3.69	3-25-2036	3,276,498	3,360,493
FHLMC Series T-67 Class 2A1C ±±	3.70	3-25-2036	3,111,115	3,185,376
FNMA (1 Month LIBOR +0.40%) ±	2.06	4-25-2034	777,213	775,524
FNMA (11th District Cost of Funds +1.25%) ±	2.29	4-1-2042	1,269,922	1,264,662
FNMA (11th District Cost of Funds +1.25%) ±	2.29	10-1-2044	733,760	729,219
FNMA (11th District Cost of Funds +1.25%) ±	2.33	1-1-2038	34,208	34,237
FNMA (11th District Cost of Funds +1.25%) ±	2.35	11-1-2020	4,336	4,323
FNMA (11th District Cost of Funds +1.25%) ±	2.35	11-1-2023	9,765	9,706
FNMA (11th District Cost of Funds +1.26%) ±	2.36	1-1-2035	524,896	528,238
FNMA (11th District Cost of Funds +1.25%) ±	2.38	3-1-2021	15	15
FNMA (11th District Cost of Funds +1.25%) ±	2.38	3-1-2033	84,017	84,086
FNMA (11th District Cost of Funds +1.25%) ±	2.41	11-1-2024	753	748
FNMA (11th District Cost of Funds +1.25%) ±	2.43	4-1-2021	7,015	7,010
FNMA (11th District Cost of Funds +1.25%) ±	2.49	9-1-2037	1,429,545	1,424,408
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.54	7-1-2048	1,731,831	1,753,335
FNMA (11th District Cost of Funds +1.78%) ±	2.65	1-1-2036	184,372	185,412
FNMA (1 Month LIBOR +1.00%) ±	2.66	7-25-2038	1,062,162	1,075,302
FNMA (11th District Cost of Funds +1.43%) ±	2.68	4-1-2024	923,503	926,103
FNMA (11th District Cost of Funds +1.25%) ±	2.80	7-1-2020	45,695	45,597
FNMA (11th District Cost of Funds +1.83%) ±	2.82	1-1-2036	24,021	24,127
FNMA (11th District Cost of Funds +1.80%) ±	2.90	3-1-2033	214,961	215,394
FNMA (11th District Cost of Funds +1.78%) ±	2.91	11-1-2022	281	280
FNMA (11th District Cost of Funds +1.83%) ±	2.92	10-1-2024	201	200
FNMA (1 Month LIBOR +1.17%) ±	2.92	5-1-2029	39,092	40,351
FNMA (11th District Cost of Funds +1.82%) ±	2.96	5-1-2028	34,485	34,677
FNMA (11th District Cost of Funds +1.86%) ±	2.99	10-1-2027	269,287	271,700
FNMA (6 Month LIBOR +1.00%) ±	3.00	6-1-2021	3,650	3,680
FNMA (11th District Cost of Funds +1.70%) ±	3.02	4-1-2030	788	782
FNMA (6 Month LIBOR +1.15%) ±	3.02	8-1-2032	150,904	151,317
FNMA (6 Month LIBOR +1.03%) ±	3.03	2-1-2033	116,091	115,741
FNMA (11th District Cost of Funds +1.18%) ±	3.03	10-1-2034	84,269	84,449
FNMA (11th District Cost of Funds +1.92%) ±	3.05	9-1-2030	210,823	209,426
FNMA (11th District Cost of Funds +1.25%) ±	3.17	4-1-2034	815,589	828,093
FNMA (6 Month LIBOR +1.37%) ±	3.24	1-1-2032	183,692	189,466
FNMA (6 Month LIBOR +1.38%) ±	3.25	12-1-2031	17,242	17,294
FNMA (6 Month LIBOR +1.18%) ±	3.25	8-1-2033	154,893	160,497
FNMA (6 Month LIBOR +1.08%) ±	3.33	9-1-2032	49,570	49,650
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.33	2-1-2033	211,990	220,070
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.37	1-1-2035	40,031	41,665
FNMA (6 Month LIBOR +1.16%) ±	3.37	8-1-2033	3,179	3,230
FNMA (6 Month LIBOR +1.42%) ±	3.38	12-1-2031	178,985	185,074
FNMA (6 Month LIBOR +1.53%) ±	3.43	1-1-2035	863,334	895,288
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	3.45	4-1-2038	368,734	387,495
FNMA (6 Month LIBOR +1.43%) ±	3.48	10-1-2037	590,401	611,509
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	6,624	6,770
FNMA (6 Month LIBOR +1.52%) ±	3.52	11-1-2034	328,893	340,183
FNMA (6 Month LIBOR +1.55%) ±	3.55	12-1-2022	2,738	2,748
FNMA (12 Month Treasury Average +1.40%) ±	3.55	12-1-2030	64,355	63,615
FNMA (12 Month Treasury Average +1.25%) ±	3.59	1-1-2021	300	302
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.60	11-1-2027	5,933	5,943
FNMA (12 Month Treasury Average +1.25%) ±	3.60	1-1-2021	247	248
FNMA (6 Month LIBOR +1.38%) ±	3.63	8-1-2031	117,362	119,521
FNMA (12 Month LIBOR +1.64%) ±	3.65	12-1-2033	837,410	872,363
FNMA (6 Month LIBOR +1.42%) ±	3.67	9-1-2031	120,635	123,647

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +1.55%) ±	3.71%	3-1-2034	$190,336	$197,093
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.71	8-1-2030	779,678	801,546
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.74	9-1-2031	176,917	176,890
FNMA (6 Month LIBOR +1.74%) ±	3.74	10-1-2024	30,088	30,222
FNMA (6 Month LIBOR +1.74%) ±	3.74	12-1-2024	41,790	41,924
FNMA (6 Month LIBOR +1.63%) ±	3.75	1-1-2022	3,324	3,327
FNMA (12 Month LIBOR +1.75%) ±	3.75	1-1-2035	370,392	389,772
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.76	1-1-2036	83,035	87,642
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	23,526	23,973
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.79	8-1-2033	711,827	736,988
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	12-1-2024	19,042	19,259
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	1-1-2035	44,963	46,658
FNMA (12 Month LIBOR +1.56%) ±	3.83	9-1-2036	218,183	227,426
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.85	8-1-2031	98,262	100,571
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	3.86	11-1-2035	385,509	407,575
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.87	6-1-2027	582	598
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.88	7-1-2025	710	718
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.90	1-1-2036	241,432	241,625
FNMA (12 Month LIBOR +1.65%) ±	3.90	9-1-2037	548,361	569,603
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.90	2-1-2035	104,757	110,963
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.90	2-1-2037	355,371	376,601
FNMA (12 Month LIBOR +1.83%) ±	3.90	1-1-2033	306,390	322,543
FNMA (12 Month LIBOR +1.67%) ±	3.92	9-1-2034	800,593	845,679
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.92	12-1-2039	173,263	178,372
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.92	10-1-2035	107,078	112,991
FNMA (6 Month LIBOR +1.93%) ±	3.93	6-1-2032	63,751	64,469
FNMA (12 Month LIBOR +1.53%) ±	3.93	9-1-2035	852,963	871,907
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	3.95	3-1-2030	15,051	15,324
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.95	6-1-2032	18,423	18,670
FNMA (12 Month LIBOR +1.82%) ±	3.95	12-1-2046	63,811	66,829
FNMA (12 Month LIBOR +1.69%) ±	3.98	8-1-2036	419,240	440,629
FNMA (6 Month LIBOR +1.93%) ±	3.99	4-1-2033	243,661	251,454
FNMA (12 Month Treasury Average +1.84%) ±	4.00	11-1-2035	24,270	25,059
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.01	10-1-2025	72,987	74,396
FNMA (12 Month Treasury Average +1.95%) ±	4.02	7-1-2035	704,280	729,358
FNMA (6 Month LIBOR +2.00%) ±	4.02	10-1-2024	42,870	43,643
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.03	12-1-2034	792,331	834,246
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.03	11-1-2038	239,283	251,465
FNMA (12 Month Treasury Average +1.88%) ±	4.04	11-1-2035	605,983	620,780
FNMA (12 Month Treasury Average +1.92%) ±	4.05	10-1-2035	776,522	803,457
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.07	5-1-2025	25,386	25,618
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.08	5-1-2035	838,517	886,576
FNMA (12 Month Treasury Average +1.91%) ±	4.08	11-1-2035	116,979	121,106
FNMA (6 Month LIBOR +2.44%) ±	4.09	1-1-2033	86,148	88,039
FNMA (12 Month Treasury Average +1.93%) ±	4.09	6-1-2035	459,270	475,633
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.09	2-1-2033	57,760	59,181
FNMA (12 Month LIBOR +1.68%) ±	4.10	9-1-2038	521,247	547,773
FNMA (11th District Cost of Funds +1.83%) ±	4.10	6-1-2034	102,979	105,215
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.12	7-1-2027	17,876	18,110
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.12	12-1-2034	583,631	621,419
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.13	6-1-2032	81,291	82,817
FNMA (12 Month LIBOR +1.61%) ±	4.13	1-1-2040	146,399	152,010
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	4.13	8-1-2032	123,826	126,906
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	4.13	7-1-2038	502,039	521,605
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.14	9-1-2035	861,890	914,453
FNMA (12 Month Treasury Average +1.98%) ±	4.14	11-1-2035	662,376	676,781

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (Federal Cost of Funds +2.00%) ±	4.14%	8-1-2029	$31,173	$32,140
FNMA (11th District Cost of Funds +1.93%) ±	4.15	12-1-2036	51,229	53,084
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.15	1-1-2026	150,334	154,596
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.15	6-1-2034	347,102	358,352
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.15	12-1-2035	228,919	242,811
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.15	1-1-2031	273,040	289,138
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.15	9-1-2035	116,934	124,099
FNMA (12 Month Treasury Average +1.99%) ±	4.16	10-1-2035	318,821	330,885
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	4.17	4-1-2033	80,840	83,267
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2034	133,104	141,464
FNMA (12 Month LIBOR +1.82%) ±	4.18	4-1-2035	724,120	762,883
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.18	5-1-2036	447,601	474,498
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.19	4-1-2040	99,674	105,444
FNMA (12 Month Treasury Average +2.01%) ±	4.19	7-1-2035	453,137	470,659
FNMA (12 Month Treasury Average +2.07%) ±	4.19	1-1-2035	269,874	273,376
FNMA (12 Month LIBOR +1.90%) ±	4.20	10-1-2034	393,595	415,295
FNMA (11th District Cost of Funds +1.87%) ±	4.20	5-1-2034	120,652	123,354
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.20	12-1-2033	481,993	502,397
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.21	12-1-2034	307,217	324,117
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	23,494	23,750
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.22	12-1-2032	345,143	365,648
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.22	2-1-2034	968,849	1,004,767
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.22	6-1-2026	6,268	6,450
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.22	2-1-2028	31,414	31,824
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.22	12-1-2032	439,089	456,224
FNMA (6 Month LIBOR +1.98%) ±	4.23	9-1-2033	51,201	51,735
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.23	5-1-2035	369,623	391,249
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.23	7-1-2029	346,893	366,832
FNMA (12 Month LIBOR +1.72%) ±	4.23	2-1-2038	340,065	357,752
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.25	3-1-2027	65,857	67,726
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.26	8-1-2031	52,602	54,697
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.27	11-1-2024	18,573	18,714
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.27	1-1-2033	1,206,371	1,245,084
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.27	5-1-2034	419,820	436,278
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.27	11-1-2035	820,676	869,656
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.27	10-1-2036	457,572	484,879
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.27	5-1-2035	839,994	902,553
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	9-1-2026	27,860	28,394
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.28	9-1-2030	542,611	577,164
FNMA (12 Month LIBOR +1.69%) ±	4.29	4-1-2034	428,214	448,977
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.29	12-1-2030	18,984	19,395
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	4.30	3-1-2034	255,583	269,000
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.31	12-1-2036	309,404	328,015
FNMA (12 Month LIBOR +1.99%) ±	4.31	9-1-2035	307,413	326,406
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.32	1-1-2038	363,549	386,230
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.32	9-1-2033	414,136	440,768
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	6-1-2036	802,250	848,883
FNMA (12 Month LIBOR +1.71%) ±	4.33	3-1-2037	247,926	261,931
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.33	11-1-2024	50,401	51,894
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	4.34	6-1-2024	10,668	10,778
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.34	1-1-2027	221,368	223,221
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	4.35	3-1-2032	106,222	109,779
FNMA (12 Month LIBOR +1.74%) ±	4.35	6-1-2041	341,281	356,195
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.35	11-1-2034	266,588	283,833
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.35	12-1-2040	190,829	201,504
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.36	10-1-2033	179,230	189,114

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  13

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +2.48%) ±	4.36%	7-1-2033	$32,530	$32,784
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.36	5-1-2033	170,098	177,020
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.37	10-1-2035	600,459	636,082
FNMA (6 Month LIBOR +2.25%) ±	4.37	3-1-2034	866,034	914,085
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.38	12-1-2040	565,352	598,376
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.39	6-1-2036	441,525	467,164
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	5,074	5,118
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.40	4-1-2038	572,926	605,482
FNMA (1 Year Treasury Constant Maturity +2.05%) ±	4.41	9-1-2035	1,231,361	1,294,845
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.41	4-1-2024	7,234	7,433
FNMA (12 Month LIBOR +1.67%) ±	4.42	7-1-2035	881,937	926,306
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.42	1-1-2037	551,795	581,793
FNMA (12 Month Treasury Average +2.27%) ±	4.43	9-1-2036	262,804	267,612
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.43	9-1-2022	48,749	49,225
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.43	12-1-2040	389,077	412,354
FNMA (12 Month Treasury Average +2.31%) ±	4.43	9-1-2036	301,630	313,727
FNMA (1 Year Treasury Constant Maturity +1.87%) ±	4.44	4-1-2030	37,549	38,044
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.45	5-1-2033	897,882	928,343
FNMA (12 Month Treasury Average +2.28%) ±	4.45	8-1-2035	532,420	546,000
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.45	1-1-2036	386,667	404,745
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.46	5-1-2034	172,060	181,735
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.46	7-1-2030	316,485	331,291
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.46	8-1-2025	16,103	16,364
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.47	5-1-2036	1,096,717	1,147,657
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.47	2-1-2036	391,642	413,720
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.48	11-1-2037	442,230	468,193
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.48	7-1-2028	343,667	356,506
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.49	10-1-2036	377,332	400,156
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.49	1-1-2037	539,638	576,411
FNMA (12 Month LIBOR +1.80%) ±	4.49	7-1-2033	516,029	543,247
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.49	8-1-2026	23,939	24,287
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.49	4-1-2036	318,728	338,143
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.49	7-1-2035	444,283	467,878
FNMA (12 Month Treasury Average +2.35%) ±	4.50	8-1-2040	393,679	403,290
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.50	9-1-2036	373,150	397,083
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.50	4-1-2024	21,645	21,909
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.50	1-1-2037	822,707	872,631
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.50	9-1-2035	283,216	301,373
FNMA (12 Month Treasury Average +2.36%) ±	4.50	5-1-2036	274,750	289,371
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.51	10-1-2025	6,270	6,378
FNMA (12 Month LIBOR +1.65%) ±	4.51	11-1-2038	250,799	263,310
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.51	8-1-2026	171,671	178,503
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	4.52	6-1-2032	54,167	54,283
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.52	1-1-2029	145,235	150,938
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.52	9-1-2033	354,077	372,928
FNMA (6 Month LIBOR +2.63%) ±	4.54	4-1-2033	215,504	223,872
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.54	7-1-2035	80,386	83,056
FNMA (12 Month LIBOR +1.75%) ±	4.54	7-1-2035	416,859	438,659
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.54	9-1-2036	301,997	313,412
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.55	8-1-2035	603,274	641,254
FNMA (12 Month LIBOR +1.86%) ±	4.56	5-1-2038	506,944	537,586
FNMA (12 Month LIBOR +1.91%) ±	4.56	8-1-2034	1,069,340	1,130,524
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.56	6-1-2035	184,475	193,847
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.57	8-1-2033	490,871	516,123
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.57	7-1-2027	71,484	73,366
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.57	1-1-2035	324,674	343,852

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.57%	9-1-2030	$419,739	$440,402
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2033	34,004	35,825
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2035	287,607	305,734
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.59	9-1-2030	73,867	74,845
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.59	4-1-2033	327,621	342,365
FNMA (12 Month LIBOR +1.72%) ±	4.60	6-1-2035	127,998	134,739
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	98,968	104,537
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	412,813	436,964
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.60	6-1-2027	64,875	66,273
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.61	4-1-2033	745,930	786,699
FNMA (12 Month LIBOR +1.74%) ±	4.62	5-1-2032	152,347	154,107
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.62	5-1-2027	46,616	48,409
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.62	3-1-2031	29,556	29,632
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.62	12-1-2040	859,077	884,818
FNMA (12 Month LIBOR +1.79%) ±	4.62	6-1-2036	226,877	239,431
FNMA (12 Month LIBOR +1.72%) ±	4.62	12-1-2033	665,363	695,857
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	4.62	8-1-2035	224,802	235,380
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.63	5-1-2033	321,433	331,277
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.63	5-1-2034	357,129	371,105
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.63	7-1-2037	278,254	294,805
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.63	5-1-2033	256,903	269,835
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.65	7-1-2035	676,311	705,280
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.66	10-1-2028	88,425	90,350
FNMA (12 Month LIBOR +1.75%) ±	4.67	4-1-2034	257,176	269,357
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.67	6-1-2037	264,628	278,476
FNMA (Federal Cost of Funds +2.38%) ±	4.67	2-1-2029	818,872	840,480
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.67	12-1-2030	488,168	510,488
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.67	3-1-2033	552,266	585,120
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.67	6-1-2033	296,630	309,206
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.69	5-1-2035	111,480	118,012
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.69	2-1-2035	395,010	419,481
FNMA (12 Month LIBOR +1.75%) ±	4.70	5-1-2035	568,400	597,621
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.70	6-1-2035	503,424	532,405
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.71	5-1-2033	156,635	165,466
FNMA (12 Month LIBOR +1.84%) ±	4.72	6-1-2041	486,386	508,932
FNMA (12 Month LIBOR +1.80%) ±	4.72	5-1-2033	256,944	269,951
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2035	347,494	367,684
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.72	5-1-2037	744,323	776,043
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.73	6-1-2030	31,543	32,168
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.73	1-1-2032	6,129	6,194
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.74	6-1-2036	104,578	110,857
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.74	10-1-2034	140,055	147,982
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.74	7-1-2028	97	101
FNMA (12 Month LIBOR +1.75%) ±	4.75	4-1-2033	333,695	346,143
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.75	10-1-2029	15,554	15,981
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.76	5-1-2035	395,586	415,371
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.77	6-1-2033	167,067	172,352
FNMA (12 Month LIBOR +1.90%) ±	4.78	5-1-2037	1,233,810	1,309,311
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.78	9-1-2037	466,322	499,162
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.79	4-1-2033	534,820	554,369
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.82	5-1-2035	529,519	559,498
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.84	9-1-2028	34,548	35,339
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.85	6-1-2027	60,069	61,003
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.85	9-1-2035	38,940	41,561
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.86	4-1-2038	257,750	268,499
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.88	7-1-2028	86,144	88,267

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  15

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +2.64%) ±	4.90%	4-1-2024	$111,780	$116,538
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.90	8-1-2031	31,328	31,984
FNMA (12 Month Treasury Average +2.48%) ±	4.90	6-1-2040	649,468	670,234
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.90	3-1-2035	406,328	426,081
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	4.92	7-1-2037	1,375,881	1,465,924
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	4-1-2028	111,571	115,160
FNMA (6 Month LIBOR +2.76%) ±	4.98	5-1-2033	879,655	948,383
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.99	7-1-2037	217,247	227,674
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	7-1-2024	7,058	7,152
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.04	10-1-2029	271,986	284,778
FNMA (6 Month LIBOR +2.70%) ±	5.05	1-1-2033	57,796	58,753
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.09	3-1-2030	5,154	5,273
FNMA (1 Year Treasury Constant Maturity +2.83%) ±	5.10	9-1-2030	168,245	177,177
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	5.15	6-1-2024	27,059	27,360
FNMA (1 Year Treasury Constant Maturity +2.69%) ±	5.19	5-1-2035	551,371	588,643
FNMA (6 Month LIBOR +3.47%) ±	5.47	12-1-2032	138,468	142,748
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	5.50	8-1-2030	72,353	72,292
FNMA (6 Month LIBOR +3.57%) ±	5.82	11-1-2031	9,174	9,171
FNMA	6.50	8-1-2028	42,054	43,209
FNMA	6.50	5-1-2031	85,327	96,195
FNMA	7.06	11-1-2024	1,776	1,779
FNMA	7.06	12-1-2024	18,960	19,019
FNMA	7.06	3-1-2025	33,195	33,671
FNMA	7.06	1-1-2027	19,934	19,972
FNMA	7.50	1-1-2031	38,310	41,687
FNMA	7.50	1-1-2033	108,730	117,302
FNMA	7.50	5-1-2033	98,508	108,624
FNMA	7.50	5-1-2033	106,394	115,832
FNMA	7.50	6-1-2033	22,059	22,231
FNMA	7.50	7-1-2033	35,789	36,147
FNMA	7.50	8-1-2033	49,360	51,087
FNMA	8.00	12-1-2026	31,540	34,489
FNMA	8.00	2-1-2030	154	155
FNMA	8.00	3-1-2030	178	190
FNMA	8.00	5-1-2033	46,653	47,919
FNMA	8.50	10-1-2026	631	634
FNMA	8.50	8-15-2024	19,856	20,103
FNMA	10.00	1-20-2021	181	182
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	1.74	3-25-2022	33,978	33,921
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	1.74	4-25-2022	6,514	6,502
FNMA Series 1992-87 Class Z	8.00	5-25-2022	3,672	3,854
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	1.17	7-25-2023	27,933	27,895
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.24	12-25-2023	146,635	148,752
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.64	10-25-2023	81,706	83,384
FNMA Series 2001-50 Class BA	7.00	10-25-2041	104,767	120,210
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	2.26	12-18-2031	99,006	99,463
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.21	1-25-2032	42,281	42,439
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	97,002	115,191
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,574,995	1,804,060
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	130,272	155,458
FNMA Series 2001-T12 Class A4 ±±	4.59	8-25-2041	3,122,347	3,242,942
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	1.90	8-25-2031	44,140	43,076
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	390,622	432,751
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	2.56	2-25-2032	86,266	87,300
FNMA Series 2002-33 Class A4 ±±	5.42	11-25-2030	106,171	111,790
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.06	9-25-2032	287,896	288,674

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-66 Class A3 ±±	4.25%	4-25-2042	$6,017,603	$6,289,723
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,086,367	1,325,267
FNMA Series 2002-T12 Class A5 ±±	4.84	10-25-2041	1,316,846	1,392,922
FNMA Series 2002-T18 Class A5 ±±	4.58	5-25-2042	2,649,162	2,837,848
FNMA Series 2002-T19 Class A4 ±±	4.59	3-25-2042	155,474	167,447
FNMA Series 2002-W01 Class 3A ±±	4.12	4-25-2042	787,909	813,162
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	1,286,152	1,346,080
FNMA Series 2003-07 Class A2 ±±	4.04	5-25-2042	588,519	600,474
FNMA Series 2003-63 Class A8 ±±	4.03	1-25-2043	953,596	992,039
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	299,355	368,505
FNMA Series 2003-W04 Class 5A ±±	4.37	10-25-2042	802,854	826,705
FNMA Series 2003-W08 Class 4A ±±	4.43	11-25-2042	973,776	1,024,778
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.90	6-25-2033	1,377,678	1,354,165
FNMA Series 2003-W10 Class 2A ±±	4.12	6-25-2043	1,929,246	2,042,371
FNMA Series 2003-W18 Class 2A ±±	4.35	6-25-2043	2,781,118	2,969,840
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	359,712	428,732
FNMA Series 2004-T03 Class 2A ±±	4.35	8-25-2043	1,030,176	1,072,730
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	190,757	224,092
FNMA Series 2004-W01 Class 3A ±±	4.45	1-25-2043	56,491	59,151
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	81,324	94,636
FNMA Series 2004-W12 Class 2A ±±	4.36	6-25-2044	2,845,568	3,035,200
FNMA Series 2004-W15 Class 3A ±±	4.47	6-25-2044	4,569,255	4,755,055
FNMA Series 2005-W03 Class 3A ±±	4.21	4-25-2045	877,082	936,438
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	1.96	1-25-2036	25,689	25,697
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	2.23	6-25-2036	968,674	975,808
FNMA Series 2006-W01 Class 3A ±±	4.24	10-25-2045	3,474,636	3,634,088
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	1.91	8-27-2036	249,858	248,689
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	3.36	5-25-2027	286,236	295,596
FNMA Series 2019-74 Class GF ±±	2.11	11-25-2049	2,450,279	2,445,212
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±	1.74	4-25-2022	2,401	2,398
FNMA Series G93-1 Class K	6.68	1-25-2023	109,846	114,737
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	1.17	4-25-2023	8,942	8,942
GNMA	6.45	4-20-2025	28,092	30,471
GNMA	6.45	9-20-2025	29,076	32,669
GNMA	6.50	6-20-2034	69,193	70,560
GNMA	6.50	8-20-2034	371,312	401,714
GNMA	6.75	2-15-2029	38,078	42,259
GNMA	9.00	9-20-2024	732	745
GNMA	9.00	11-20-2024	98	99
GNMA	9.00	1-20-2025	2,368	2,482
GNMA	9.00	2-20-2025	10,785	11,811
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	2.40	8-20-2038	1,217,485	1,231,933
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	2.60	8-20-2038	1,491,420	1,523,727
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	2.65	7-20-2039	1,542,523	1,568,521
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	2.61	7-16-2039	749,833	765,807
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	2.38	2-16-2040	759,350	767,258
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	2.22	2-20-2061	1,833,172	1,834,142
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	2.26	6-20-2061	777,204	778,368
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.91	5-20-2067	4,591,835	4,564,034
Overseas Private Investment Corporation	2.12	3-20-2024	2,800,000	2,866,212

Total Agency Securities (Cost $271,860,956)				278,395,489

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  17

Portfolio of investments—February 29, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 3.77%

Investment Companies: 3.77%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52%	11,047,967	$11,047,967

Total Short-Term Investments (Cost $11,047,967)			11,047,967

Total investments in securities (Cost $282,908,923)	98.85%	289,443,456

Other assets and liabilities, net	1.15	3,366,596

Total net assets	100.00%	$292,810,052

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,631,386	53,432,505	(53,015,924)	11,047,967	$0	$0	$103,722	$11,047,967	3.77%

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Adjustable Rate Government Fund

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $271,860,956)	$278,395,489
Investments in affiliated securities, at value (cost $11,047,967)	11,047,967
Principal paydown receivable	1,304,691
Receivable for Fund shares sold	1,653,538
Receivable for interest	1,064,448
Prepaid expenses and other assets	15,529

Total assets	293,481,662

Liabilities
Payable for Fund shares redeemed	387,581
Management fee payable	53,668
Dividends payable	55,595
Administration fees payable	27,299
Distribution fee payable	3,580
Custody and accounting fees payable	99,719
Trustees’ fees and expenses payable	6,002
Accrued expenses and other liabilities	38,166

Total liabilities	671,610

Total net assets	$292,810,052

Net assets consist of
Paid-in capital	$286,805,541
Total distributable earnings	6,004,511

Total net assets	$292,810,052

Computation of net asset value and offering price per share
Net assets – Class A	$118,950,692
Shares outstanding – Class A1	13,216,773
Net asset value per share – Class A	$9.00
Maximum offering price per share – Class A2	$9.18
Net assets – Class C	$5,885,782
Shares outstanding – Class C1	655,064
Net asset value per share – Class C	$8.99
Net assets – Administrator Class	$5,412,772
Shares outstanding – Administrator Class[1]	601,283
Net asset value per share – Administrator Class	$9.00
Net assets – Institutional Class	$162,560,806
Shares outstanding – Institutional Class[1]	18,063,703
Net asset value per share – Institutional Class	$9.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  19

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$4,031,733
Income from affiliated securities	103,722

Total investment income	4,135,455

Expenses
Management fee	497,932
Administration fees
Class A	93,177
Class C	4,554
Administrator Class	2,637
Institutional Class	62,838
Shareholder servicing fees
Class A	145,589
Class C	7,116
Administrator Class	6,592
Distribution fee
Class C	21,274
Custody and accounting fees	38,526
Professional fees	34,157
Registration fees	48,740
Shareholder report expenses	29,753
Trustees’ fees and expenses	10,909
Other fees and expenses	25,737

Total expenses	1,029,531
Less: Fee waivers and/or expense reimbursements
Fund-level	(146,104)
Class A	(28,581)
Class C	(1,294)
Administrator Class	(3,057)

Net expenses	850,495

Net investment income	3,284,960

Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,431
Net change in unrealized gains (losses) on investments	658,189

Net realized and unrealized gains (losses) on investments	659,620

Net increase in net assets resulting from operations	$3,944,580

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Adjustable Rate Government Fund

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$3,284,960		$6,994,145
Net realized gains on investments		1,431		259,753
Net change in unrealized gains (losses) on investments		658,189		1,540,062

Net increase in net assets resulting from operations		3,944,580		8,793,960

Distributions to shareholders from net investment income and net realized gains
Class A		(1,284,833)		(2,312,766)
Class C		(41,199)		(274,818)
Administrator Class		(61,805)		(143,314)
Institutional Class		(1,951,859)		(4,363,556)

Total distributions to shareholders		(3,339,696)		(7,094,454)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,001,038	8,988,035	4,140,943	37,018,425
Class C	137,415	1,231,816	112,522	1,004,070
Administrator Class	28,304	254,165	4,965	44,434
Institutional Class	2,155,760	19,364,573	3,237,102	28,915,014

		29,838,589		66,981,943

Reinvestment of distributions
Class A	124,262	1,116,285	220,140	1,968,661
Class C	4,069	36,495	29,271	261,252
Administrator Class	6,773	60,848	15,395	137,619
Institutional Class	193,824	1,740,848	384,451	3,436,900

		2,954,476		5,804,432

Payment for shares redeemed
Class A	(1,122,416)	(10,079,239)	(2,790,788)	(24,941,456)
Class C	(221,780)	(1,989,641)	(4,524,371)	(40,431,473)
Administrator Class	(27,958)	(251,057)	(449,737)	(4,015,219)
Institutional Class	(1,895,682)	(17,021,154)	(12,338,837)	(110,218,719)

		(29,341,091)		(179,606,867)

Net increase (decrease) in net assets resulting from capital share transactions		3,451,974		(106,820,492)

Total increase (decrease) in net assets		4,056,858		(105,120,986)

Net assets
Beginning of period		288,753,194		393,874,180

End of period		$292,810,052		$288,753,194

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.98	$8.93	$8.96	$9.01	$9.10	$9.15
Net investment income	0.10	0.18 [1]	0.10	0.06	0.04	0.05
Net realized and unrealized gains (losses) on investments	0.02	0.05	(0.01)	(0.04)	(0.06)	(0.03)

Total from investment operations	0.12	0.23	0.09	0.02	(0.02)	0.02
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.12)	(0.07)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.02)

Total distributions to shareholders	(0.10)	(0.18)	(0.12)	(0.07)	(0.07)	(0.07)
Net asset value, end of period	$9.00	$8.98	$8.93	$8.96	$9.01	$9.10
Total return[3]	1.33%	2.64%	0.98%	0.23%	(0.19)%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.83%	0.80%	0.78%	0.79%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.17%	2.04%	1.28%	0.72%	0.56%	0.58%
Supplemental data
Portfolio turnover rate	0%	5%	3%	2%	13%	10%
Net assets, end of period (000s omitted)	$118,951	$118,675	$103,963	$153,953	$172,131	$215,830

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.97	$8.93	$8.96	$9.01	$9.10	$9.15
Net investment income (loss)	0.06 [1]	0.10 [1]	0.05 [1]	(0.00)[1,2]	(0.02)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.02	0.06	(0.03)	(0.05)	(0.07)	(0.04)

Total from investment operations	0.08	0.16	0.02	(0.05)	(0.09)	(0.05)
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.05)	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net realized gains	(0.00)[3]	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.06)	(0.12)	(0.05)	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$8.99	$8.97	$8.93	$8.96	$9.01	$9.10
Total return[4]	0.95%	1.76%	0.23%	(0.52)%	(0.94)%	(0.51)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.62%	1.55%	1.55%	1.53%	1.54%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	1.41%	1.13%	0.54%	(0.04)%	(0.19)%	(0.16)%
Supplemental data
Portfolio turnover rate	0%	5%	3%	2%	13%	10%
Net assets, end of period (000s omitted)	$5,886	$6,594	$45,693	$60,766	$97,452	$121,117

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.98	$8.93	$8.96	$9.01	$9.10	$9.15
Net investment income	0.10 [1]	0.19 [1]	0.13 [1]	0.07 [1]	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.02	0.06	(0.03)	(0.04)	(0.06)	(0.03)

Total from investment operations	0.12	0.25	0.10	0.03	0.00	0.03
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.13)	(0.08)	(0.07)	(0.06)
Net realized gains	(0.00)[2]	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	(0.02)

Total distributions to shareholders	(0.10)	(0.20)	(0.13)	(0.08)	(0.09)	(0.08)
Net asset value, end of period	$9.00	$8.98	$8.93	$8.96	$9.01	$9.10
Total return[3]	1.40%	2.78%	1.12%	0.37%	(0.05)%	0.38%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.81%	0.77%	0.74%	0.72%	0.72%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.31%	2.12%	1.42%	0.82%	0.71%	0.72%
Supplemental data
Portfolio turnover rate	0%	5%	3%	2%	13%	10%
Net assets, end of period (000s omitted)	$5,413	$5,337	$9,140	$18,805	$61,658	$66,037

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.98	$8.93	$8.96	$9.01	$9.10	$9.15
Net investment income	0.11	0.22	0.16	0.09	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.02	0.04	(0.05)	(0.04)	(0.07)	(0.03)

Total from investment operations	0.13	0.26	0.11	0.05	0.01	0.05
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.14)	(0.10)	(0.07)	(0.08)
Net realized gains	(0.00)[1]	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.03)	(0.02)

Total distributions to shareholders	(0.11)	(0.21)	(0.14)	(0.10)	(0.10)	(0.10)
Net asset value, end of period	$9.00	$8.98	$8.93	$8.96	$9.01	$9.10
Total return[2]	1.47%	2.93%	1.26%	0.51%	0.09%	0.52%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.54%	0.50%	0.47%	0.45%	0.46%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.45%	0.46%
Net investment income	2.45%	2.27%	1.55%	0.98%	0.84%	0.87%
Supplemental data
Portfolio turnover rate	0%	5%	3%	2%	13%	10%
Net assets, end of period (000s omitted)	$162,561	$158,147	$235,078	$397,529	$702,617	$906,536

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  25

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

26  |  Wells Fargo Adjustable Rate Government Fund

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $283,579,831 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$7,091,987

Gross unrealized losses	(1,228,362)

Net unrealized gains	$5,863,625

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$278,395,489	$0	$278,395,489

Short-term investments

Investment companies	11,047,967	0	0	11,047,967

Total assets	$11,047,967	$278,395,489	$0	$289,443,456

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Adjustable Rate Government Fund  |  27

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $3 billion	0.290

Next $2 billion	0.265

Over $10 billion	0.255

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, 0.60% for Administrator Class shares and 0.46% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the

28  |  Wells Fargo Adjustable Rate Government Fund

Notes to financial statements (unaudited)

contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $635 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2020 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$35,169,297	$2,822,148	$71,431	$0

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Wells Fargo Adjustable Rate Government Fund  |  29

Notes to financial statements (unaudited)

9. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

30  |  Wells Fargo Adjustable Rate Government Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Adjustable Rate Government Fund  |  31

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

32  |  Wells Fargo Adjustable Rate Government Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Adjustable Rate Government Fund  |  33

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

34  |  Wells Fargo Adjustable Rate Government Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney

Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Adjustable Rate Government Fund  |  35

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1)the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

36  |  Wells Fargo Adjustable Rate Government Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo Adjustable Rate Government Fund  |  37

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-04683 04-20

SA215/SAR215 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo High Yield Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo High Yield Bond Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo High Yield Bond Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo High Yield Bond Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Junkin

Margaret D. Patel

Average annual total returns (%) as of February 29, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKHAX)	1-20-1998	0.80	3.15	5.57	5.47	4.13	6.05	1.04	0.93

Class C (EKHCX)	1-21-1998	3.68	3.36	5.27	4.68	3.36	5.27	1.79	1.68

Administrator Class (EKHYX)	4-14-1998	–	–	–	5.28	4.30	6.26	0.98	0.80

Institutional Class (EKHIX)[4]	10-31-2014	–	–	–	5.56	4.46	6.38	0.71	0.53

ICE BofA U.S. High Yield Constrained Index[5]	–	–	–	–	5.91	5.17	7.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo High Yield Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[6]

Valvoline Incorporated, 4.38%, 8-15-2025	3.91

Bausch Health Companies Incorporated, 5.25%, 1-30-2030	3.76

Iron Mountain Incorporated, 5.38%, 6-1-2026	3.60

Western Digital Corporation, 4.75%, 2-15-2026	3.10

Tronox Finance plc, 5.75%, 10-1-2025	3.09

Broadcom Incorporated, 4.75%, 4-15-2029	3.03

Post Holdings Incorporated, 5.00%, 8-15-2026	2.78

MTS Systems Corporation, 5.75%, 8-15-2027	2.78

Seagate HDD, 4.88%, 6-1-2027	2.76

TransDigm Group Incorporated, 6.38%, 6-15-2026	2.58

Credit quality as of February 29, 2020[7]

[1]	Historical performance prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.93% for Class A, 1.68% for Class C, 0.80% for Administrator Class, and 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo High Yield Bond Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,016.77	$4.66	0.93%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67	0.93%

Class C

Actual	$1,000.00	$1,012.96	$8.41	1.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.51	$8.42	1.68%

Administrator Class

Actual	$1,000.00	$1,017.43	$4.01	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%

Institutional Class

Actual	$1,000.00	$1,018.80	$2.66	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$2.66	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Shares	Value
Common Stocks: 8.71%

Consumer Staples: 0.36%

Food Products: 0.36%
Lamb Weston Holdings Incorporated	15,000	$1,303,350

Health Care: 0.93%

Biotechnology: 0.12%
AbbVie Incorporated	5,000	428,550

Health Care Providers & Services: 0.17%
HCA Healthcare Incorporated	5,000	635,050

Pharmaceuticals: 0.64%
Bristol-Myers Squibb Company	40,000	2,362,400

Industrials: 0.96%

Aerospace & Defense: 0.81%
Curtiss-Wright Corporation	8,381	1,005,217
Huntington Ingalls Industries Incorporated	5,000	1,027,650
Raytheon Company	5,000	942,800

		2,975,667

Machinery: 0.15%
John Bean Technologies Corporation	5,773	559,173

Information Technology: 3.43%

Electronic Equipment, Instruments & Components: 0.25%
Amphenol Corporation Class A	10,000	916,800

IT Services: 0.92%
Akamai Technologies Incorporated †	15,000	1,297,650
Leidos Holdings Incorporated	20,000	2,053,000

		3,350,650

Semiconductors & Semiconductor Equipment: 1.28%
Applied Materials Incorporated	10,000	581,200
Broadcom Incorporated	5,000	1,363,100
Cypress Semiconductor Corporation	35,000	808,150
Microchip Technology Incorporated	7,000	634,970
Micron Technology Incorporated †	25,000	1,314,000

		4,701,420

Software: 0.96%
Adobe Incorporated †	5,000	1,725,600
Nutanix Incorporated Class A †	5,000	119,200
Salesforce.com Incorporated †	5,000	852,000
ServiceNow Incorporated †	2,500	815,225

		3,512,025

Technology Hardware, Storage & Peripherals: 0.02%
Pure Storage Incorporated Class A †	5,000	76,300

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

			Shares	Value
Materials: 1.45%

Chemicals: 1.45%
Celanese Corporation Series A			15,000	$1,406,100
Eastman Chemical Company			10,000	615,100
Huntsman Corporation			22,000	416,680
LyondellBasell Industries NV Class A			40,000	2,858,400

				5,296,280

Real Estate: 0.33%

Equity REITs: 0.33%
Crown Castle International Corporation			4,000	573,160
Saul Centers Incorporated			15,000	645,150

				1,218,310

Utilities: 1.25%

Gas Utilities: 0.85%
Atmos Energy Corporation			30,000	3,097,500

Independent Power & Renewable Electricity Producers: 0.10%
Vistra Energy Corporation			20,000	384,600

Multi-Utilities: 0.30%
DTE Energy Company			10,000	1,116,700

Total Common Stocks (Cost $28,878,536)				31,934,775

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 79.24%

Communication Services: 0.85%

Media: 0.85%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,119,100

Consumer Discretionary: 3.83%

Auto Components: 2.64%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	1,011,210
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,515,570
Speedway Motors Incorporated 144A	4.88	11-1-2027	2,000,000	1,982,600
Tenneco Incorporated «	5.00	7-15-2026	6,000,000	5,160,000

				9,669,380

Household Durables: 1.19%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,379,698

Consumer Staples: 4.47%

Food Products: 3.91%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,040,827
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,112,650
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	10,200,000

				14,353,477

Household Products: 0.56%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,050,000

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 2.64%

Energy Equipment & Services: 0.30%
NGPL PipeCo LLC 144A	4.88%	8-15-2027	$1,000,000	$1,083,711

Oil, Gas & Consumable Fuels: 2.34%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	3,500,000	3,801,459
Cheniere Energy Partners LP 144A	4.50	10-1-2029	5,000,000	4,781,500

				8,582,959

Financials: 2.41%

Banks: 0.91%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,325,830

Consumer Finance: 0.97%
Navient Corporation	5.88	10-25-2024	1,000,000	1,025,020
SLM Corporation	5.50	1-25-2023	2,500,000	2,556,250

				3,581,270

Insurance: 0.53%
Genworth Holdings Incorporated «	4.80	2-15-2024	2,000,000	1,940,000

Health Care: 15.09%

Health Care Equipment & Supplies: 1.54%
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,645,138

Health Care Providers & Services: 4.89%
Centene Corporation 144A	4.63	12-15-2029	3,000,000	3,210,000
Davita Incorporated	5.00	5-1-2025	3,000,000	3,044,250
Encompass Health Corporation	5.75	11-1-2024	2,334,000	2,354,609
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,012,500
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,310,592

				17,931,951

Health Care Technology: 0.85%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	3,000,000	3,094,815

Life Sciences Tools & Services: 1.81%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,623,978

Pharmaceuticals: 6.00%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	13,950,000	13,793,063
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	8,200,000

				21,993,063

Industrials: 12.78%

Aerospace & Defense: 4.42%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	2,500,000	2,613,497
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	4,120,875
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,453,460

				16,187,832

Commercial Services & Supplies: 3.82%
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,134,100
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,552,813

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated 144A	5.38%	7-15-2024	$6,000,000	$6,306,000

				13,992,913

Construction & Engineering: 0.85%
Aecom Company	5.13	3-15-2027	3,000,000	3,099,810

Electrical Equipment: 0.53%
Resideo Funding Incorporated 144A «	6.13	11-1-2026	2,000,000	1,955,000

Machinery: 1.41%
SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	5,165,650

Trading Companies & Distributors: 1.75%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,432,350

Information Technology: 20.38%

Communications Equipment: 3.15%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	7,790,820
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,760,000

				11,550,820

Electronic Equipment, Instruments & Components: 5.28%
MTS Systems Corporation 144A	5.75	8-15-2027	10,000,000	10,175,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	9,180,000

				19,355,000

IT Services: 1.41%
Gartner Incorporated 144A	5.13	4-1-2025	5,000,000	5,163,000

Semiconductors & Semiconductor Equipment: 4.70%
Broadcom Incorporated 144A	4.75	4-15-2029	10,000,000	11,122,291
Broadcom Incorporated 144A	5.00	4-15-2025	6,000,000	6,090,972

				17,213,263

Software: 0.85%
Citrix Systems Incorporated	3.30	3-1-2030	2,000,000	2,011,190
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,107,500

				3,118,690

Technology Hardware, Storage & Peripherals: 4.99%
Diebold Nixdorf Incorporated «	8.50	4-15-2024	7,700,000	6,930,000
Western Digital Corporation	4.75	2-15-2026	11,000,000	11,357,500

				18,287,500

Materials: 9.50%

Chemicals: 6.80%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,312,555
Olin Corporation	5.50	8-15-2022	3,275,000	3,455,125
Rayonier Advanced Materials Products Incorporated 144A «	5.50	6-1-2024	3,310,000	1,892,923
Tronox Incorporated 144A	6.50	4-15-2026	2,000,000	1,919,900
Valvoline Incorporated	4.38	8-15-2025	13,901,000	14,318,030

				24,898,533

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & Packaging: 2.70%
Berry Global Incorporated 144A	4.50%	2-15-2026	$6,000,000	$5,902,800
Berry Global Incorporated	5.13	7-15-2023	4,000,000	4,001,960

				9,904,760

Real Estate: 7.29%

Equity REITs: 7.29%
Equinix Incorporated	5.38	5-15-2027	3,430,000	3,695,482
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	506,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	13,196,250
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	3,639,000	3,859,887
SBA Communications Corporation 144A	3.88	2-15-2027	5,350,000	5,458,605

				26,716,474

Total Corporate Bonds and Notes (Cost $288,742,928)				290,415,965

Yankee Corporate Bonds and Notes: 10.35%

Communication Services: 0.56%

Diversified Telecommunication Services: 0.56%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	2,035,000

Consumer Discretionary: 3.05%

Auto Components: 2.17%
Adient Global Holdings Limited 144A «	4.88	8-15-2026	9,210,000	7,943,625

Hotels, Restaurants & Leisure: 0.88%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,247,500

Financials: 3.10%

Diversified Financial Services: 3.10%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	11,342,400

Industrials: 0.88%

Electrical Equipment: 0.88%
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,233,250

Information Technology: 2.76%

Technology Hardware, Storage & Peripherals: 2.76%
Seagate HDD	4.88	6-1-2027	9,500,000	10,129,522

Total Yankee Corporate Bonds and Notes (Cost $38,367,330)				37,931,297

	Yield		Shares
Short-Term Investments: 4.78%

Investment Companies: 4.78%
Securities Lending Cash Investments LLC (l)(r)(u)	1.66		13,561,853	13,563,209
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52		3,934,142	3,934,142

Total Short-Term Investments (Cost $17,497,351)				17,497,351

Total investments in securities (Cost $373,486,145)	103.08%	377,779,388

Other assets and liabilities, net	(3.08)	(11,291,939)

Total net assets	100.00%	$366,487,449

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	8,780,656	43,837,964	(39,056,767)	13,561,853	$842	$0	$139,429	#	$13,563,209
Wells Fargo Government Money Market Fund Select Class	5,876,344	73,344,987	(75,287,189)	3,934,142	0	0	38,212		3,934,142

					$842	$0	$177,641		$17,497,351	4.78%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Bond Fund

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $13,283,107 of securities loaned), at value (cost $355,988,794)	$360,282,037
Investments in affiliated securities, at value (cost $17,497,351)	17,497,351
Receivable for investments sold	165,224
Receivable for Fund shares sold	60,180
Receivable for dividends and interest	3,954,712
Receivable for securities lending income, net	2,445
Prepaid expenses and other assets	95,672

Total assets	382,057,621

Liabilities
Payable upon receipt of securities loaned	13,561,897
Payable for Fund shares redeemed	1,572,855
Management fee payable	129,289
Dividends payable	75,047
Administration fees payable	43,686
Distribution fee payable	6,022
Trustees’ fees and expenses payable	5,847
Accrued expenses and other liabilities	175,529

Total liabilities	15,570,172

Total net assets	$366,487,449

Net assets consist of
Paid-in capital	$416,087,739
Total distributable loss	(49,600,290)

Total net assets	$366,487,449

Computation of net asset value and offering price per share
Net assets – Class A	$259,352,712
Shares outstanding – Class A1	79,042,087
Net asset value per share – Class A	$3.28
Maximum offering price per share – Class A2	$3.43
Net assets – Class C	$9,469,786
Shares outstanding – Class C1	2,889,066
Net asset value per share – Class C	$3.28
Net assets – Administrator Class	$24,665,402
Shares outstanding – Administrator Class[1]	7,509,865
Net asset value per share – Administrator Class	$3.28
Net assets – Institutional Class	$72,999,549
Shares outstanding – Institutional Class[1]	22,224,214
Net asset value per share – Institutional Class	$3.28

[1]	The Fund has an unlimited number of authorized shares.

[1]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  13

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest	$8,931,918
Dividends	403,575
Income from affiliated securities	63,815

Total investment income	9,399,308

Expenses
Management fee	1,044,765
Administration fees
Class A	214,775
Class C	8,429
Administrator Class	12,549
Institutional Class	30,325
Shareholder servicing fees
Class A	335,587
Class C	13,170
Administrator Class	31,372
Distribution fee
Class C	39,428
Custody and accounting fees	16,076
Professional fees	33,670
Registration fees	44,629
Shareholder report expenses	49,590
Trustees’ fees and expenses	10,909
Other fees and expenses	8,926

Total expenses	1,894,200
Less: Fee waivers and/or expense reimbursements
Fund-level	(256,025)

Net expenses	1,638,175

Net investment income	7,761,133

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(11,274,073)
Affiliated securities	842

Net realized losses on investments	(11,273,231)
Net change in unrealized gains (losses) on investments	10,498,795

Net realized and unrealized gains (losses) on investments	(774,436)

Net increase in net assets resulting from operations	$6,986,697

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Bond Fund

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$7,761,133		$18,191,630
Net realized losses on investments		(11,273,231)		(2,340,442)
Net change in unrealized gains (losses) on investments		10,498,795		(106,513)

Net increase in net assets resulting from operations		6,986,697		15,744,675

Distributions to shareholders from net investment income and net realized gains
Class A		(5,292,856)		(11,648,408)
Class C		(168,257)		(966,845)
Administrator Class		(511,120)		(1,048,193)
Institutional Class		(1,645,418)		(4,608,052)

Total distributions to shareholders		(7,617,651)		(18,271,498)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,512,565	8,373,703	12,335,218	39,632,798
Class C	101,203	334,880	215,166	696,992
Administrator Class	930,232	3,120,826	1,559,733	5,085,129
Institutional Class	5,259,900	17,436,165	24,871,051	80,385,234

		29,265,574		125,800,153

Reinvestment of distributions
Class A	1,453,068	4,824,317	3,272,349	10,551,156
Class C	47,508	157,581	291,746	931,523
Administrator Class	147,184	489,196	309,697	998,849
Institutional Class	492,807	1,637,793	1,388,617	4,476,567

		7,108,887		16,958,095

Payment for shares redeemed
Class A	(8,099,090)	(27,016,895)	(15,355,876)	(49,481,698)
Class C	(979,385)	(3,239,403)	(11,351,514)	(36,368,438)
Administrator Class	(1,060,656)	(3,532,351)	(1,663,412)	(5,370,540)
Institutional Class	(6,573,361)	(21,784,294)	(44,246,117)	(141,384,353)

		(55,572,943)		(232,605,029)

Net decrease in net assets resulting from capital share transactions		(19,198,482)		(89,846,781)

Total decrease in net assets		(19,829,436)		(92,373,604)

Net assets
Beginning of period		386,316,885		478,690,489

End of period		$366,487,449		$386,316,885

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$3.29	$3.28	$3.40	$3.31	$3.16	$3.35
Net investment income	0.07	0.14	0.14	0.14	0.13	0.13
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	(0.12)	0.10	0.15	(0.19)

Total from investment operations	0.05	0.15	0.02	0.24	0.28	(0.06)
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.13)	(0.15)	(0.13)	(0.13)
Tax basis return of capital	0.00	0.00	(0.01)	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.06)	(0.14)	(0.14)	(0.15)	(0.13)	(0.13)
Net asset value, end of period	$3.28	$3.29	$3.28	$3.40	$3.31	$3.16
Total return[2]	1.68%	4.79%	0.68%	7.28%	9.25%	(1.79)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.02%	1.01%	1.04%	1.04%
Net expenses	0.93%	0.93%	0.93%	0.93%	1.01%	1.03%
Net investment income	4.01%	4.36%	4.26%	4.39%	4.24%	4.04%
Supplemental data
Portfolio turnover rate	15%	26%	18%	20%	75%	55%
Net assets, end of period (000s omitted)	$259,353	$273,553	$272,170	$314,156	$370,560	$179,357

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$3.29	$3.28	$3.40	$3.31	$3.16	$3.35
Net investment income	0.06	0.12 [1]	0.12	0.12	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	(0.12)	0.09	0.15	(0.19)

Total from investment operations	0.04	0.13	(0.00)	0.21	0.26	(0.08)
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.11)	(0.12)	(0.11)	(0.11)
Tax basis return of capital	0.00	0.00	(0.01)	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.05)	(0.12)	(0.12)	(0.12)	(0.11)	(0.11)
Net asset value, end of period	$3.28	$3.29	$3.28	$3.40	$3.31	$3.16
Total return[2]	1.30%	4.00%	(0.07)%	6.49%	8.44%	(2.52)%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.79%	1.77%	1.76%	1.80%	1.79%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.77%	1.78%
Net investment income	3.34%	3.64%	3.51%	3.65%	3.48%	3.29%
Supplemental data
Portfolio turnover rate	15%	26%	18%	20%	75%	55%
Net assets, end of period (000s omitted)	$9,470	$12,220	$47,811	$61,734	$72,908	$60,753

[1]	Calculated based upon average shares outstanding.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$3.29	$3.29	$3.41	$3.31	$3.16	$3.36
Net investment income	0.07	0.15 [1]	0.15	0.15	0.14 [1]	0.14
Net realized and unrealized gains (losses) on investments	(0.01)	0.00	(0.12)	0.10	0.15	(0.20)

Total from investment operations	0.06	0.15	0.03	0.25	0.29	(0.06)
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.14)	(0.15)	(0.14)	(0.14)
Tax basis return of capital	0.00	0.00	(0.01)	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.15)	(0.15)	(0.14)	(0.14)
Net asset value, end of period	$3.28	$3.29	$3.29	$3.41	$3.31	$3.16
Total return[3]	1.74%	4.60%	0.82%	7.74%	9.48%	(1.86)%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.96%	0.95%	0.98%	0.98%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.14%	4.50%	4.39%	4.55%	4.43%	4.27%
Supplemental data
Portfolio turnover rate	15%	26%	18%	20%	75%	55%
Net assets, end of period (000s omitted)	$24,665	$24,667	$23,940	$31,592	$76,688	$13,129

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$3.29	$3.28	$3.41	$3.31	$3.17	$3.33
Net investment income	0.07	0.15	0.16	0.16	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.01)	0.01	(0.13)	0.10	0.14	(0.16)

Total from investment operations	0.06	0.16	0.03	0.26	0.28	(0.04)
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.15)	(0.16)	(0.14)	(0.12)
Tax basis return of capital	0.00	0.00	(0.01)	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.07)	(0.15)	(0.16)	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$3.28	$3.29	$3.28	$3.41	$3.31	$3.17
Total return[3]	1.88%	5.20%	0.79%	8.03%	9.27%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.71%	0.69%	0.68%	0.70%	0.71%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.61%	0.70%
Net investment income	4.43%	4.75%	4.67%	4.79%	4.65%	4.33%
Supplemental data
Portfolio turnover rate	15%	26%	18%	20%	75%	55%
Net assets, end of period (000s omitted)	$73,000	$75,877	$134,770	$125,991	$100,023	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

20  |  Wells Fargo High Yield Bond Fund

Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $373,588,297 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$14,093,666

Gross unrealized losses	(9,902,575)

Net unrealized gains	$4,191,091

As of August 31, 2019, the Fund had capital loss carryforwards which consist of $17,264,367 in short-term capital losses $25,479,759 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo High Yield Bond Fund  |  21

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Consumer staples	$1,303,350	$0	$0	$1,303,350

Health care	3,426,000	0	0	3,426,000

Industrials	3,534,840	0	0	3,534,840

Information technology	12,557,195	0	0	12,557,195

Materials	5,296,280	0	0	5,296,280

Real estate	1,218,310	0	0	1,218,310

Utilities	4,598,800	0	0	4,598,800

Corporate bonds and notes	0	290,415,965	0	290,415,965

Yankee corporate bonds and notes	0	37,931,297	0	37,931,297

Short-term investments

Investment companies	17,497,351	0	0	17,497,351

Total assets	$49,432,126	$328,347,262	$0	$377,779,388

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.550%

Next $500 million	0.525

Next $2 billion	0.500

Next $2 billion	0.475

Next $5 billion	0.440

Over $10 billion	0.430

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

22  |  Wells Fargo High Yield Bond Fund

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 1.68% for Class C shares, 0.80% for Administrator Class shares and 0.53% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2020, Funds Distributor received $650 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2020 were $55,469,781 and $72,236,168, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated

Wells Fargo High Yield Bond Fund  |  23

Notes to financial statements (unaudited)

short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

As of February 29, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$5,981,399	$(5,981,399)	$0

BNP Paribas Securities Corp.	2,418,553	(2,418,553)	0

Citigroup Global Markets Inc.	1,858,252	(1,858,252)	0

JPMorgan Securities LLC	2,889,278	(2,889,278)	0

Scotia Capital (USA) Inc.	135,625	(135,625)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

24  |  Wells Fargo High Yield Bond Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo High Yield Bond Fund  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

26  |  Wells Fargo High Yield Bond Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo High Yield Bond Fund  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

28  |  Wells Fargo High Yield Bond Fund

Appendix I (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1)

the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs,

SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney

Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo High Yield Bond Fund  |  29

Appendix II (unaudited)

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in this Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Wells Fargo Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints available at Edward Jones

Rights of Accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Wells Fargo Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to makeover a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales charges are waived for the following shareholders and in the following situations at Edward Jones:

●   Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.
● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

●   Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in anon-retirement account.

●   Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions available at Edward Jones:
● The death or disability of the shareholder.
● Systematic withdrawals with up to 10% per year of the account value.
● Return of excess contributions from an Individual Retirement Account (IRA).

●   Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulation.

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
● Shares exchanged in an Edward Jones fee-based program.
● Shares acquired through NAV reinstatement.

30  |  Wells Fargo High Yield Bond Fund

Appendix II (unaudited)

Other Important Information for accounts at Edward Jones:
Minimum Purchase Amounts ● $250 initial purchase minimum ● $50 subsequent purchase minimum

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

●   A fee-based account held on an Edward Jones platform

●   A 529 account held on an Edward Jones platform

●   An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

Wells Fargo High Yield Bond Fund  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-0320-04742 04-20

SA218/SAR218 02-20

Semi-Annual Report

February 29, 2020

Wells Fargo

Conservative Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of February 29, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Conservative Income Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 29, 2020. As market volatility increased, returns for the period were more restrained after strong results in previous recent periods. However, supportive central banks addressed concerns over slowing global economic growth and international trade tensions.

Fixed-income and equity investors had mixed semi-annual returns. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 1.92% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 0.13%. The MSCI EM Index (Net)3 gained 2.93%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.39%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned -0.21%, the Bloomberg Barclays Municipal Bond Index6 gained 3.04%, and the ICE BofA U.S. High Yield Index7 added 1.34%.

The period began with uncertainty, leading to central bank support.

In September, as the period began, the U.S. Federal Reserve (Fed) cut interest rates a second time in the third quarter. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China warned it would be difficult to reach the country’s annual economic growth goals considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October—its third rate cut in four months. This helped push the S&P 500 Index to an all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Conservative Income Fund

Letter to shareholders (unaudited)

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 with a boost from the U.S. and China accord on a Phase One trade deal. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. Consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end and the S&P 500 Index lost 8.2% for the month. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, partly aimed at dissuading further U.S. shale production. As a result, the price of West Texas Intermediate crude oil fell 13% in February and 27% for 2020 year to date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Capital market volatility picked up sharply in late January on concerns over the unknown impact of the novel coronavirus (COVID-19) on the global economy and stock markets.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Conservative Income Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA®‡

Anthony J. Melville, CFA®‡

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of February 29, 2020

						Expense ratios[1] (%)

	Inception date	1 year	5 year	Since inception		Gross	Net[2]

Institutional Class (WCIIX)	5-31-2013	2.82	1.57	1.28		0.37	0.27

Bloomberg Barclays 6-9 Month Treasury Bill Index[3]	–	2.63	1.23	0.94	*	–	–
*	Based on the inception date of the Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Conservative Income Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2020[4]

Hyundai Auto Lease Securitization Trust Series 2019-B Class A3, 2.04%, 8-15-2022	1.60

Bank of America Credit Card Trust Series 2017-A1 Class A1, 1.95%, 8-15-2022	1.27

Toronto-Dominion Bank, 2.06%, 1-27-2023	1.27

Toyota Auto Receivables Owner Trust Series 2020-A Class A2, 1.67%, 11-15-2022	1.24

FHLMC Multi Family Structured Pass-Through Securities Series K-715 Class A2, 2.86%, 1-25-2021	1.20

World Omni Auto Lease Trust Series 2018-A Class A3, 2.50%, 4-17-2023	1.12

USAA Capital Corporation, 2.85%, 6-28-2021	1.12

Buckeye Ohio Tobacco Settlement Financing Authority, 1.58%, 6-1-2021	1.07

Societe Generale SA, 3.20%, 4-8-2021	1.07

WEA Finance LLC, 3.25% 10-5-2020	1.07

Portfolio composition as of February 29, 2020[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]

The manager has contractually committed through December 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.27% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[3]

The Bloomberg Barclays 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Conservative Income Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2019	Ending account value 2-29-2020	Expenses paid during the period¹	Annualized net expense ratio

Institutional Class

Actual	$1,000.00	$1,012.91	$1.35	0.27%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.36	0.27%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities: 3.12%
FHLMC Multi Family Structured Pass-Through Securities Series K-714 Class A2 ±±	3.03%	10-25-2020	$4,500,163	$4,513,471
FHLMC Multi Family Structured Pass-Through Securities Series K-715 Class A2 ±±	2.86	1-25-2021	5,642,350	5,679,330
GNMA Series 2019-H04 Class CA ±±	3.00	3-20-2069	4,486,906	4,566,232

Total Agency Securities (Cost $14,662,567)				14,759,033

Asset-Backed Securities: 24.27%
American Express Credit Account Master Trust Series 2017-6 Class A	2.04	5-15-2023	2,236,000	2,245,168
AmeriCredit Automobile Receivables Trust Series 2019-1 Class A2A	2.93	6-20-2022	1,057,185	1,062,386
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	6,000,000	6,000,600
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	282,545	282,665
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.74	11-20-2028	5,000,000	5,001,225
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A2A 144A	3.00	6-21-2021	397,299	398,323
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2 144A	2.78	3-21-2022	1,319,907	1,326,826
CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	1,352,963	1,359,901
CarMax Auto Owner Trust Series 2020-1 Class A2	1.87	4-17-2023	2,865,000	2,884,624
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	2,510,227	2,540,143
Chase Issuance Trust Series 2015-A4 Class A4	1.84	4-15-2022	3,500,000	3,501,050
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	3,000,000	3,000,000
Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	2.36	11-19-2025	5,000,000	5,007,695
Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	652,535	655,586
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	3,000,000	3,011,524
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR +0.90%) 144A±	2.72	4-20-2028	5,000,000	4,995,230
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	2,500,000	2,519,723
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,786,408
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,785,000	1,816,676
GM Financial Securitized Term Auto Receivables Trust Series 2020-1 Class A2	1.83	1-17-2023	1,150,000	1,155,299
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	2.32	4-10-2031	597,887	597,935
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3 144A	2.04	8-15-2022	7,500,000	7,572,469
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	1,184,937	1,187,217
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A	2.04	6-15-2022	1,000,000	1,003,271
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	2.30	2-15-2023	5,000,000	5,011,824
Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	2.17	4-12-2021	69,220	69,222
Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	781,306	782,401
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	443,460	445,105
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR +0.54%) 144A±	2.20	7-18-2023	2,000,000	2,002,610
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	3,382,175	3,410,723
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89	9-20-2022	3,000,000	3,016,777
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	500,000	499,972
Securitized Term Auto Receivables Trust Series 2018-2A Class A2A 144A	3.06	2-25-2021	208,848	209,154
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	2,442,903	2,468,365
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	928,623	937,299
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	3,250,000	3,249,899
Toyota Auto Receivables Owner Trust Series 2020-A Class A2	1.67	11-15-2022	5,855,000	5,883,548
Trillium Credit Card Trust II Series 2019-2A Class A 144A	3.04	1-26-2024	2,000,000	2,029,713
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,369,693
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.23%) 144A±	3.05	4-20-2029	5,000,000	5,000,430
Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06	4-20-2022	2,660,038	2,664,560
Verizon Owner Trust Series 2018-1A Class A1 144A	2.82	9-20-2022	3,906,000	3,936,759

The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  7

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90%	11-15-2021	$1,198,402	$1,204,595
World Omni Auto Lease Trust Series 2018-A Class A3	2.50	4-17-2023	5,256,625	5,294,332
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	2,365,000	2,375,421

Total Asset-Backed Securities (Cost $114,305,985)				114,774,346

Corporate Bonds and Notes: 29.47%

Communication Services: 2.18%

Entertainment: 0.85%
The Walt Disney Company	1.95	3-4-2020	4,000,000	4,000,040

Media: 1.33%
Comcast Corporation	2.24	10-1-2020	2,279,000	2,283,445
NBCUniversal Enterprise Incorporated (3 Month LIBOR +0.40%) 144A±	2.31	4-1-2021	4,000,000	4,010,657

				6,294,102

Consumer Discretionary: 0.68%

Automobiles: 0.68%
Volkswagen Group America Company (3 Month LIBOR +0.77%) 144A±	2.48	11-13-2020	1,500,000	1,505,144
Volkswagen Group America Company 144A	2.50	9-24-2021	1,675,000	1,696,506

				3,201,650

Energy: 0.93%

Oil, Gas & Consumable Fuels: 0.93%
Exxon Mobil Corporation (3 Month LIBOR +0.33%) ±	2.02	8-16-2022	4,375,000	4,389,967

Financials: 24.83%

Banks: 6.70%
Bank of America Corporation	2.37	7-21-2021	1,000,000	1,002,891
Bank of America Corporation (3 Month LIBOR +0.66%) ±	2.48	7-21-2021	3,432,000	3,435,921
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,081,357
Citibank NA	3.40	7-23-2021	2,040,000	2,088,504
Citigroup Incorporated	2.70	3-30-2021	3,000,000	3,031,848
Citigroup Incorporated	3.34	3-30-2021	1,500,000	1,519,990
Credit Suisse New York (U.S. SOFR +0.45%) ±	2.04	2-4-2022	3,250,000	3,247,911
Credit Suisse New York	2.10	11-12-2021	1,000,000	1,009,957
HSBC Bank USA NA	4.88	8-24-2020	1,500,000	1,522,664
JPMorgan Chase & Company	2.99	6-7-2021	1,000,000	1,009,729
JPMorgan Chase & Company	4.25	10-15-2020	2,000,000	2,032,462
JPMorgan Chase & Company	4.35	8-15-2021	1,000,000	1,039,160
PNC Bank NA	2.15	4-29-2021	2,000,000	2,017,781
PNC Bank NA	2.00	2-24-2023	2,300,000	2,290,671
Truist Bank	2.63	1-15-2022	4,250,000	4,330,730
Truist Financial Corporation	2.05	5-10-2021	1,000,000	1,006,659

				31,668,235

Capital Markets: 4.12%
Bank of New York Mellon Corporation (3 Month LIBOR +0.28%) ±	2.18	6-4-2021	900,000	900,081
Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	2.02	5-21-2021	4,540,000	4,549,296
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,000,000	1,005,441
Goldman Sachs Group Incorporated	3.15	4-23-2021	2,180,000	2,202,540
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,012,180
Intercontinental Exchange Incorporated	2.75	12-1-2020	4,831,000	4,862,706
Morgan Stanley (U.S. SOFR +0.70%) ±	2.28	1-20-2023	3,950,000	3,956,996
Morgan Stanley (3 Month LIBOR +1.18%) ±	3.00	1-20-2022	1,000,000	1,006,918

				19,496,158

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance: 3.58%
American Honda Finance Corporation	1.70%	9-9-2021	$2,000,000	$2,010,467
Caterpillar Financial Service Corporation (3 Month LIBOR +0.30%) ±	2.19	3-8-2021	4,500,000	4,508,008
John Deere Capital Corporation	2.20	3-13-2020	2,500,000	2,500,466
John Deere Capital Corporation	2.35	1-8-2021	2,000,000	2,013,122
Toyota Motor Credit Corporation	1.83	8-13-2021	1,900,000	1,898,643
Toyota Motor Credit Corporation	1.90	4-8-2021	2,000,000	2,015,850
Toyota Motor Credit Corporation (3 Month LIBOR +0.17%) ±	2.07	9-18-2020	2,000,000	2,001,866

				16,948,422

Diversified Financial Services: 1.06%
WEA Finance LLC 144A	3.25	10-5-2020	5,000,000	5,036,838

Insurance: 9.37%
AIG Global Funding (3 Month LIBOR +0.46%) 144A±	2.41	6-25-2021	2,600,000	2,610,231
Athene Global Funding 144A	2.75	4-20-2020	4,085,000	4,090,448
Jackson National Life Global Company 144A	2.25	4-29-2021	4,000,000	4,039,672
Jackson National Life Global Company (3 Month LIBOR +0.48%) 144A±	2.37	6-11-2021	2,500,000	2,512,521
Jackson National Life Global Company 144A	3.30	6-11-2021	1,815,000	1,859,079
MassMutual Global Funding 144A	2.00	4-15-2021	958,000	966,907
MassMutual Global Funding 144A	2.45	11-23-2020	1,710,000	1,724,985
MassMutual Global Funding II 144A	1.95	9-22-2020	3,826,000	3,837,109
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	3,000,000	3,030,724
Metropolitan Life Global Funding Incorporated (3 Month LIBOR +0.40%) 144A±	2.29	6-12-2020	1,975,000	1,977,287
New York Life Global Funding 144A	2.00	4-13-2021	600,000	605,350
New York Life Global Funding (3 Month LIBOR +0.16%) 144A±	2.07	10-1-2020	1,300,000	1,301,030
New York Life Global Funding 144A	2.95	1-28-2021	4,545,000	4,605,323
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	2.48	6-28-2021	5,000,000	5,026,046
The Allstate Corporation (3 Month LIBOR +0.43%) ±	2.39	3-29-2021	825,000	827,731
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,278,467

				44,292,910

Industrials: 0.85%

Road & Rail: 0.85%
TTX Company 144A	2.60	6-15-2020	4,000,000	4,007,903

Total Corporate Bonds and Notes (Cost $138,846,042)				139,336,225

Municipal Obligations: 2.15%

California: 0.22%

Miscellaneous Revenue: 0.22%
Fresno County CA Pension CAB Series A (National Insured) ¤	0.00	8-15-2020	$1,025,000	1,017,702

Ohio: 1.07%

Tobacco Revenue: 1.07%
Buckeye Ohio Tobacco Settlement Financing Authority	1.58	6-1-2021	5,065,000	5,081,664

Tennessee: 0.86%

Health Revenue: 0.86%
Nashville & Davidson Counties TN Vanderbilt University Medical Center Series D (1 Month LIBOR +2.50%) ±	4.17	7-1-2046	4,000,000	4,067,120

Total Municipal Obligations (Cost $10,201,091)				10,166,486

The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  9

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 17.32%

Energy: 0.27%

Oil, Gas & Consumable Fuels: 0.27%
BP Capital Markets plc (3 Month LIBOR +0.25%) ±	1.93%	11-24-2020	$1,270,000	$1,270,938

Financials: 15.06%

Banks: 14.60%
Australia and New Zealand Banking Group 144A	4.88	1-12-2021	1,000,000	1,030,113
Banque Federative du Credit Mutuel 144A	2.75	10-15-2020	4,278,000	4,307,424
Barclays Bank plc (3 Month LIBOR +0.46%) ±	2.31	1-11-2021	4,000,000	3,995,664
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	2.22	4-26-2021	3,000,000	3,013,432
Credit Agricole 144A	2.38	7-1-2021	1,000,000	1,014,605
Credit Agricole 144A	2.75	6-10-2020	4,550,000	4,567,420
Credit Agricole 144A	3.09	7-1-2021	1,000,000	1,014,363
DnB Bank ASA (3 Month LIBOR +0.62%) 144A±	2.53	12-2-2022	500,000	503,233
HSBC Holdings plc	2.95	5-25-2021	1,000,000	1,015,811
HSBC Holdings plc	5.10	4-5-2021	3,000,000	3,110,967
Lloyds Banking Group plc	2.70	8-17-2020	500,000	502,569
Macquarie Bank Limited 144A	2.85	1-15-2021	4,000,000	4,055,291
National Australia Bank Limited	3.70	11-4-2021	1,410,000	1,460,601
Royal Bank of Canada	2.20	1-17-2023	3,650,000	3,659,150
Santander UK plc (3 Month LIBOR +0.62%) ±	2.53	6-1-2021	4,000,000	4,018,379
Santander UK plc (3 Month LIBOR +0.66%) ±	2.35	11-15-2021	2,629,000	2,647,274
Santander UK plc	3.40	6-1-2021	520,000	533,237
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	2.53	12-12-2022	1,250,000	1,257,027
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	3,000,000	3,022,230
Societe Generale SA (3 Month LIBOR +1.33%) 144A±	3.20	4-8-2021	5,000,000	5,066,401
Societe Generale SA 144A	5.20	4-15-2021	1,034,000	1,077,524
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +1.14%) ±	2.96	10-19-2021	815,000	826,335
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	2.15	5-24-2021	4,000,000	4,015,799
Toronto-Dominion Bank	2.06	1-27-2023	6,000,000	5,999,488
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	2.29	4-23-2021	1,800,000	1,805,808
Westpac Banking Corporation (3 Month LIBOR +0.39%) ±	2.23	1-13-2023	1,475,000	1,475,562
Westpac Banking Corporation (3 Month LIBOR +1.00%) ±	2.71	5-13-2021	4,000,000	4,042,672

				69,038,379

Capital Markets: 0.46%
UBS Group AG 144A	2.45	12-1-2020	1,000,000	1,006,011
UBS Group AG (3 Month LIBOR +0.48%) 144A±	2.39	12-1-2020	1,165,000	1,167,724

				2,173,735

Industrials: 1.99%

Electrical Equipment: 1.99%
Siemens Financieringsmaatschappij NV 144A	1.70	9-15-2021	2,600,000	2,612,431
Siemens Financieringsmaatschappij NV 144A	2.15	5-27-2020	1,900,000	1,901,745
Tyco Electronics Group SA (3 Month LIBOR +0.45%) ±	2.34	6-5-2020	4,900,000	4,904,438

				9,418,614

Total Yankee Corporate Bonds and Notes (Cost $81,636,732)				81,901,666

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 29, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Short-Term Investments: 25.20%

Commercial Paper: 24.67%
Anglesea Funding plc 144A(p)(z)	1.77%	4-3-2020	$10,000,000	$9,984,124
Bennington Sark Capital Company 144A(p)(z)	1.43	3-11-2020	4,000,000	3,997,807
Chariot Funding LLC 144A(p)(z)	0.88	3-4-2020	9,700,000	9,697,778
China International Marine Containers (z)	0.68	3-3-2020	6,360,000	6,358,881
Concord Minutemen Capital Company 144A(p)(z)	1.47	3-18-2020	5,000,000	4,995,633
Concord Minutemen Capital Company 144A(p)(z)	1.65	5-5-2020	5,000,000	4,985,093
CRC Funding LLC 144A(p)(z)	1.63	5-8-2020	5,000,000	4,984,444
Gotham Funding Corporation 144A(p)(z)	1.85	3-2-2020	6,500,000	6,499,121
Great Bridge Capital Company LLC 144A(p)(z)	1.80	4-2-2020	6,000,000	5,991,347
Institutional Secured Funding LLC 144A(p)(z)	0.56	3-3-2020	1,700,000	1,699,684
Institutional Secured Funding LLC 144A(p)(z)	1.66	4-7-2020	3,300,000	3,294,180
Lime Funding LLC 144A(p)(z)	1.62	3-24-2020	2,200,000	2,197,484
LMA Americas LLC 144A(p)(z)	1.58	4-7-2020	5,000,000	4,991,463
LMA Americas LLC 144A(p)(z)	1.75	5-5-2020	4,000,000	3,988,089
Mountcliff Funding LLC 144A(p)(z)	1.54	3-6-2020	10,000,000	9,996,751
Old Line Funding LLC 144A(p)(z)	1.54	4-20-2020	10,500,000	10,476,780
Prudential plc 144A(z)	1.63	5-20-2020	10,000,000	9,966,266
Thunder Bay Funding LLC 144A(p)(z)	1.61	4-27-2020	1,500,000	1,496,207
Versailles CDS LLC 144A(z)	1.63	6-2-2020	9,300,000	9,260,782
Victory Receivables 144A(p)(z)	1.53	4-1-2020	1,800,000	1,797,301

				116,659,215

	Yield		Shares
Investment Companies: 0.53%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.52		2,518,309	2,518,309

Total Short-Term Investments (Cost $119,177,918)				119,177,524

Total investments in securities (Cost $478,830,335)	101.53%	480,115,280

Other assets and liabilities, net	(1.53)	(7,214,561)

Total net assets	100.00%	$472,900,719

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAB	Capital appreciation bond

FHLMC	Federal Home Loan Mortgage Corporation

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

National	National Public Finance Guarantee Corporation

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  11

Portfolio of investments—February 29, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	220,913	109,731,042	(107,433,646)	2,518,309	$0	$0	$19,212	$2,518,309	0.53%

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Conservative Income Fund

Statement of assets and liabilities—February 29, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $476,312,026)	$477,596,971
Investments in affiliated securities, at value (cost $2,518,309)	2,518,309
Cash	15,423
Receivable for interest	1,407,639

Total assets	481,538,342

Liabilities
Payable for investments purchased	5,065,000
Payable for Fund shares redeemed	3,354,310
Management fee payable	56,180
Dividends payable	95,995
Administration fee payable	30,033
Trustees’ fees and expenses payable	5,732
Accrued expenses and other liabilities	30,373

Total liabilities	8,637,623

Total net assets	$472,900,719

Net assets consist of
Paid-in capital	$473,296,207
Total distributable loss	(395,488)

Total net assets	$472,900,719

Computation of net asset value per share
Net assets – Institutional Class	$472,900,719
Shares outstanding – Institutional Class[1]	47,210,471
Net asset value per share – Institutional Class	$10.02

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  13

Statement of operations—six months ended February 29, 2020 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $3,173)	$4,514,532
Income from affiliated securities	19,212

Total investment income	4,533,744

Expenses
Management fee	464,247
Administration fee
Institutional Class	148,559
Custody and accounting fees	14,478
Professional fees	21,552
Registration fees	31,916
Shareholder report expenses	7,437
Trustees’ fees and expenses	10,909
Other fees and expenses	5,107

Total expenses	704,205
Less: Fee waivers and/or expense reimbursements
Fund-level	(202,819)

Net expenses	501,386

Net investment income	4,032,358

Realized and unrealized gains (losses) on investments
Net realized gains on investments	83,134
Net change in unrealized gains (losses) on investments	474,224

Net realized and unrealized gains (losses) on investments	557,358

Net increase in net assets resulting from operations	$4,589,716

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Conservative Income Fund

Statement of changes in net assets

	Six months ended February 29, 2020 (unaudited)		Year ended August 31, 2019

Operations
Net investment income		$4,032,358		$10,875,313
Net realized gains (losses) on investments		83,134		(993,936)
Net change in unrealized gains (losses) on investments		474,224		441,843

Net increase in net assets resulting from operations		4,589,716		10,323,220

Distributions to shareholders from net investment income and net realized gains
Institutional Class		(4,024,393)		(10,880,158)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	22,662,007	226,721,568	62,007,026	619,230,806
Reinvestment of distributions
Institutional Class	367,817	3,680,676	821,227	8,198,093
Payment for shares redeemed
Institutional Class	(9,059,982)	(90,617,781)	(69,621,267)	(694,323,386)

Net increase (decrease) in net assets resulting from capital share transactions		139,784,463		(66,894,487)

Total increase (decrease) in net assets		140,349,786		(67,451,425)

Net assets
Beginning of period		332,550,933		400,002,358

End of period		$472,900,719		$332,550,933

The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2020 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.00	$9.99	$10.01	$10.01	$10.00	$10.02
Net investment income	0.11	0.26	0.18	0.12	0.07	0.05
Net realized and unrealized gains (losses) on investments	0.02	0.01	(0.02)	0.00 [1]	0.01	(0.02)

Total from investment operations	0.13	0.27	0.16	0.12	0.08	0.03
Distributions to shareholders from
Net investment income	(0.11)	(0.26)	(0.18)	(0.12)	(0.07)	(0.05)
Net realized gains	0.00	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.11)	(0.26)	(0.18)	(0.12)	(0.07)	(0.05)
Net asset value, end of period	$10.02	$10.00	$9.99	$10.01	$10.01	$10.00
Total return[2]	1.29%	2.71%	1.65%	1.20%	0.79%	0.28%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.37%	0.37%	0.36%	0.36%	0.38%
Net expenses	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Net investment income	2.17%	2.54%	1.79%	1.17%	0.72%	0.48%
Supplemental data
Portfolio turnover rate	35%	171%	197%	197%	269%	80%
Net assets, end of period (000s omitted)	$472,901	$332,551	$400,002	$419,239	$547,829	$336,608

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Conservative Income Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Conservative Income Fund  |  17

Notes to financial statements (unaudited)

As of February 29, 2020, the aggregate cost of all investments for federal income tax purposes was $478,830,335 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,395,209

Gross unrealized losses	(110,264)

Net unrealized gains	$1,284,945

As of August 31, 2019, the Fund had a capital loss carryforward which consisted of $1,770,871 in short-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Agency securities	$0	$14,759,033	$0	$14,759,033

Asset-backed securities	0	114,774,346	0	114,774,346

Corporate bonds and notes	0	139,336,225	0	139,336,225

Municipal obligations	0	10,166,486	0	10,166,486

Yankee corporate bonds and notes	0	81,901,666	0	81,901,666

Short-term investments

Commercial paper	0	116,659,215	0	116,659,215

Investment companies	2,518,309	0	0	2,518,309

Total assets	$2,518,309	$477,596,971	$0	$480,115,280

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended February 29, 2020, the Fund did not have any transfers into/out of Level 3.

18  |  Wells Fargo Conservative Income Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.250%

Next $4 billion	0.225

Next $5 billion	0.190

Over $10 billion	0.180

For the six months ended February 29, 2020, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of the Institutional Class.

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When the Institutional Class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2020 were $205,980,034 and $105,886,045, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Wells Fargo Conservative Income Fund  |  19

Notes to financial statements (unaudited)

For the six months ended February 29, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

9. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests have generally been adversely affected by impacts caused by COVID-19.

20  |  Wells Fargo Conservative Income Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Conservative Income Fund  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 146 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Wells Fargo Conservative Income Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Conservative Income Fund  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 82 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

24  |  Wells Fargo Conservative Income Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-04689 04-20

SA265/SAR265 02-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: April 28, 2020

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: April 28, 2020